UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10405

ALPINE SERIES TRUST
(Exact name of registrant as specified in charter)

615 EAST MICHIGAN STREET 3RD FLOOR
MILWAUKEE, WI 53202
(Address of principal executive offices) (Zip code)

SAMUEL A. LIEBER
ALPINE MANAGEMENT & RESEARCH, LLC
2500 WESTCHESTER AVENUE, SUITE 215
PURCHASE, NY 10577
(Name and address of agent for service)

1-888-785-5578
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: June 30, 2004

Vote Summary Report
Oct 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Alexander & Baldwin, Inc. *ALEX*			Security:	014482103
Meeting Date:		04/22/04	Record Date:	02/19/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Michael J. Chun --- For

We recommend a vote FOR the directors with the exception of Walter A. Dods, Jr.. We recommend that shareholders WITHHOLD votes from Walter A. Dods, Jr. for standing as an affiliated outsider on the Audit Committee and Walter A. Dods, Jr. for standing as an affiliated outsider on the Nominating Committee.

	1.2	Elect Director Allen Doane --- For

	1.3	Elect Director Walter A. Dods, Jr. --- Withhold

	1.4	Elect Director Charles G. King --- For

	1.5	Elect Director Constance H. Lau --- For

	1.6	Elect Director Carson R. McKissick --- For

	1.7	Elect Director Maryanna G. Shaw --- For

	1.8	Elect Director Charles M. Stockholm --- For

	1.9	Elect Director Jeffrey N. Watanabe --- For

Mgmt	2	Ratify Auditors	For	For

Mgmt	3	Amend Non-Employee Director Stock Option Plan	For	For
V. Vote Recommendation The total cost of the company's plans of 3.80 percent is within the allowable cap for this company of 8.69 percent.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	10,000
Total Shares Voted:			10,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Allegheny Energy, Inc. *AYE*			Security:	017361106
Meeting Date:		05/13/04	Record Date:	03/16/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Eleanor Baum --- For
		We recommend a vote FOR all the directors nominees.
	1.2	Elect Director Cyrus F. Freidheim, Jr. --- For

	1.3	Elect Director Ted J. Kleisner --- For

Mgmt	2	Eliminate Cumulative Voting	For	Against
		In a case where the certificate currently provides for cumulative voting, ISS does not believe it is necessary to remove the provision.
Mgmt	3	Approve Non-Employee Director Stock Option Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 2.48 percent is within the allowable cap for this company of 5.22 percent.
Mgmt	4	Approve Executive Incentive Bonus Plan	For	For

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

Mgmt	5	Ratify Auditors	For	For

ShrHoldr	6	Amend Vote Requirements to Amend Articles/Bylaws/Charter	For	For
		Since the adoption of this proposal, which the company also supports, would strengthen the rights of the shareholders, ISS recommends a vote FOR this proposal.
ShrHoldr	7	Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote	For	For
		We agree with the proponent that the adoption, maintenance or extension of any poison pill should be put to a shareholder vote.
ShrHoldr	8	Declassify the Board of Directors	For	For

The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. A classified board can entrench management and effectively preclude most takeover bids or proxy contests. Board classification forces dissidents and would-be acquirers to negotiate with the incumbent board, which has the authority to decide on offers without a shareholder vote.

ShrHoldr	9	Separate Chairman and CEO Positions	Against	For

In the case of Allegheny Energy, while the company has a rotating non-management presiding director position for its executive sessions, the position does not perform most of the duties listed above, including serving as a liaison between the chairman and CEO, approving information sent to the board, approving meeting agenda and meeting schedules. Absent an offsetting governance structure, we believe that a company of this size should be able to find two qualified people willing to serve in the separate positions of chairman and CEO. Therefore, ISS recommends a vote FOR this proposal.

ShrHoldr	10	Expense Stock Options	Against	For

ShrHoldr	11	Adopt a Policy that will Commit Executive & Directors to Hold at Least 50% of their Shares	Against	For
		In the absence of any long-term ownership requirement by senior executives and directors at the company, ISS recommends a vote FOR this proposal.
ShrHoldr	12	Prohibit Auditor from Providing Non-Audit Services	Against	Against

In this case, the company states that the Audit Committee monitors and evaluates the performance and independence of PwC in both its auditing services and its non-audit services. For the fiscal year 2003, the company paid $3,976,400 for audit fees, $60,420 for audit-related fees and none for other non-audit related fees. Therefore, we believe this proposal does not warrant shareholder support.

ShrHoldr	13	Restore Preemptive Rights of Shareholders	Against	Against

ISS recognizes shareholders' concerns regarding dilution, but given the shareholder support for removing preemptive rights as recently as last year, the company's financing needs and the cost of implementing preemptive rights, we recommend a vote AGAINST this proposal.

ShrHoldr	14	Reincorporate in Another State from Maryland to Delaware	Against	For

ISS commends the company for seeking redemption of the poison pill. While the company has indicated in support of shareholder proposal # 6, that it will take steps to opt out of the control share acquisition act and eliminate super-majority vote requirements, those actions are contingent upon shareholder approval. If the company ends up opting out of those anti-takeover provisions, we will revisit the issue of shareholder rights under the two state statutes. However, based upon the company currently being subject to anti-takeover provisions under Maryland law and the comprehensive and flexible corporate laws of Delaware, we believe that this proposal warrants shareholder support.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	27,000
Total Shares Voted:			27,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

American International Group, Inc. *AIG*			Security:	026874107
Meeting Date:		05/19/04	Record Date:	03/26/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director M. Bernard Aidinoff --- For

	1.2	Elect Director Pei-Yuan Chia --- For

	1.3	Elect Director Marshall A. Cohen --- For

	1.4	Elect Director Willaim S. Cohen --- For

	1.5	Elect Director Martin S. Feldstein --- For

	1.6	Elect Director Ellen V. Futter --- For

	1.7	Elect Director Maurice R. Greenberg --- For

	1.8	Elect Director Carla A. Hills --- For

	1.9	Elect Director Frank J. Hoenemeyer --- For

	1.10	Elect Director Richard C. Holbrooke --- For

	1.11	Elect Director Donald P. Kanak --- For

	1.12	Elect Director Howard I. Smith --- For

	1.13	Elect Director Martin J. Sullivan --- For

	1.14	Elect Director Edmund S.W. Tse --- For

	1.15	Elect Director Frank G. Zarb --- For

Mgmt	2	Approve Executive Incentive Bonus Plan	For	For

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

Mgmt	3	Approve Non-Employee Director Stock Option Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 2.17 percent is within the allowable cap for this company of 8.00 percent.
Mgmt	4	Ratify Auditors	For	For

ShrHoldr	5	Report on Political Contributions/Activities	Against	Against

When reviewing requests for proposals on political contributions, ISS takes into account the scope and nature of the request, the company's adherence to laws and regulations governing political contributions, and company policies and additional disclosure on such contributions. In the case of AIG, we note that the company complies with state and local laws regarding contributions to political candidates or organizations. Further, the extensive scope of the reports requested in this proposal may not be substantially different from information currently available and could prove costly and difficult for the company to publish in a formal report. As such, it does not appear that preparing and publicizing such reports in the manner requested by the proponent would be the most effective use of shareholder funds.

ShrHoldr	6	Divest from Tobacco Equities	Against	Against
		Therefore, because of the restrictive format and potential financial impact of this proposal, we do not recommend shareholder support for this resolution.
ShrHoldr	7	Link Executive Compensation to Predatory Lending	Against	Against

While AIG does not explicitly address the issue of predatory lending as a function of executive compensation, ISS notes that the company has an independent compensation committee and a charter that discusses the factors used in determining executive compensation. Additionally, although some lending institutions may have adopted policies that generally link executive compensation to responsible business practices, it does not appear that the company's main competitors specifically tie any portion of executive compensation to predatory lending. Moreover, the company's current compensation levels have not been the subject of recent, significant controversy. ISS also notes that the company has policies and processes aimed at eliminating instances of predatory lending within the company's operations, including compliance review by the legal and compliance departments. Based on these policies to ensure compliance with laws aimed at preventing predatory lending, the independence of the compensation committee, and the absence of controversy surrounding current executive compensation we do not believe that this review and a subsequent report are necessary at this time.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	13,000
Total Shares Voted:			13,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Aquila Inc. *ILA*			Security:	03840P102
Meeting Date:		05/05/04	Record Date:	03/08/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director John R. Baker --- Withhold

We recommend a vote FOR the directors with the exception of affiliated outsider John R. Baker. We recommend that shareholders WITHHOLD votes from John R. Baker for standing as an affiliated outsider on the Audit and Nominating committees.

	1.2	Elect Director Irvine O. Hockaday, Jr. --- For
	1.3	Elect Director Heidi E. Hutter --- For
	1.4	Elect Director Dr. Stanley O. Ikenberry --- For

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	35,000
Total Shares Voted:			35,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Arrow Financial Corp. *AROW*			Security:	042744102
Meeting Date:		04/28/04	Record Date:	03/05/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	12,000
Total Shares Voted:			12,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Avery Dennison Corp. *AVY*			Security:	053611109
Meeting Date:		04/22/04	Record Date:	02/23/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Directors Philip M. Neal --- For
		We recommend a vote FOR the directors.
	1.2	Elect Directors Frank V. Cahouet --- For

	1.3	Elect Directors Peter W. Mullin --- For

	1.4	Elect Directors Bruce E. Karatz --- For

Mgmt	2	Ratify Auditors	For	For

Mgmt	3	Amend Executive Incentive Bonus Plan	For	For

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

Mgmt	4	Amend Executive Incentive Bonus Plan	For	For

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	10,000
Total Shares Voted:			10,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Bancorp Rhode Island, Inc. *BARI*			Security:	059690107
Meeting Date:		05/19/04	Record Date:	04/02/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director John R. Berger --- For

We recommend a vote FOR the directors with the exception of independent outsider Pablo Rodriguez, M.D. and affiliated outsider Margaret D. Farrell. We recommend that shareholders WITHHOLD votes from Pablo Rodriguez, M.D. for poor attendance and Margaret D. Farrell for standing as an affiliated outsider on the Nominating Committee.

	1.2	Elect Director Karl F. Ericson --- For

	1.3	Elect Director Margaret D. Farrell --- Withhold

	1.4	Elect Director Mark E. Feinstein --- For

	1.5	Elect Director Pablo Rodriguez, M.D. --- Withhold

Mgmt	2	Ratify Auditors	For	For

Mgmt	3	Amend Stock Option Plan	For	Against

                                                    V. Vote Recommendation        The total cost of the company's plans of 21.23 percent is above the allowable cap for this company of 14.78 percent. Equity grants including options to the top five named executive officers were 60.92 percent of awards granted for the last fiscal year.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	13,000
Total Shares Voted:			13,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Banknorth Group, Inc. *BNK*			Security:	06646R107
Meeting Date:		04/27/04	Record Date:	03/08/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	15,000
Total Shares Voted:			15,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Boston Properties Inc. *BXP*			Security:	101121101
Meeting Date:		05/05/04	Record Date:	03/17/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Mortimer B. Zuckerman --- For

	1.2	Elect Director Carol B. Einiger --- For

	1.3	Elect Director Alan B. Landis --- For

	1.4	Elect Director Richard E. Salomon --- For

ShrHoldr	2	Declassify the Board of Directors	Against	For

The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. A classified board can entrench management and effectively preclude most takeover bids or proxy contests. Board classification forces dissidents and would-be acquirers to negotiate with the incumbent board, which has the authority to decide on offers without a shareholder vote.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	10,000
Total Shares Voted:			10,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Bristol-Myers Squibb Co. *BMY*			Security:	110122108
Meeting Date:		05/04/04	Record Date:	03/08/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Peter R. Dolan --- For
		As such, we recommend a vote FOR the directors.
	1.2	Elect Director Louis V. Gerstner, Jr. --- For

	1.3	Elect Director Leif Johansson --- For

Mgmt	2	Ratify Auditors	For	For

ShrHoldr	3	Report on Political Contributions/Activities	Against	Against
		In light of the potential costs associated with the requested report, we recommend that shareholders oppose this request.
ShrHoldr	4	Cease Political Contributions/Activities	Against	Against

ShrHoldr	5	Separate Chairman and CEO Positions	Against	For

In this case, Bristol-Myers has more than 2/3 independent outsiders on its board, all-independent key committees, and established governance guidelines. However, the company has not designated a lead/presiding director with duties that meet all of our minimum requirements. Although, the independent directors meet in executive session at least four times per year and the chair of the Committee on Directors and Corporate Governance (Nominating Committee) presides over these sessions, it is not clearly stated, in the company's proxy statement nor its website, that such presiding director presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors; serves as liaison between the chairman and the independent directors; approves information sent to the board; approves meetings schedules to assure that there is sufficient time for discussion of all agenda items; or has the authority to call meetings of the independent directors.         Absent an offsetting governance structure, we believe that a company of this size should be able to find two qualified people willing to serve in the separate positions of chairman and CEO.

ShrHoldr	6	Report on Operational Impact of HIV/AIDS, TB, and Malaria Pandemic	Against	Against

ISS generally supports proposals for increased disclosure that promote good corporate citizenship while enhancing long-term shareholder value. For proposals related to HIV/AIDS reporting, we evaluate the scope of the company's operations in these markets, the company's current initiatives in developing countries to help address this healthcare crisis, and the nature of the company's existing healthcare policies including healthcare access and benefits to local workers.        In this case, we note that Bristol Myers Squibb does appear to provide information related to the HIV/AIDS pandemic on its website, including information on company products available and initiatives taken to engage public and private organizations through funding and other assistance to confront this disease. Moreover, the company participates in financial and product grant programs in the area to help increase education on the threat of HIV/AIDS and improve accessibility to company products and assistance.        In this case, we believe that the company has taken certain actions to help address the affects of this healthcare crisis in emerging markets. These actions are similar in nature and scope to those taken by industry peers and competitors, and represent an acknowledgement of the effect that the HIV/AIDS pandemic could have on company strategy and operations. As such, when considering the scope of Bristol Myers Squibb's initiatives to address this crisis and current level of disclosure, we do not believe that the report requested in this proposal will provide information to shareholders commensurate with the potential difficulties and expenses of preparing the report. Therefore, we do not recommend shareholder support for the resolution at this time.

ShrHoldr	7	Require Affirmative Vote of a Majority of the Shares to Elect Directors	Against	Against

In light of the SEC's proposed new rule regarding open access, we believe that requiring a majority vote in the election of directors is not in shareholders' best interests.         Given that: (1) the plurality voting threshold is the accepted standard for the election of directors of publicly traded companies, (2) approval of this item could disrupt board operations and the company's financial performance in the event certain or all of the director nominees do not receive majority support and do not get elected, (3) requiring a majority vote of the outstanding shares in effect provides for a supermajority of votes cast, which would adversely affect shareholders' ability to elect directors in a contested election, and (4) the proposed provision may diminish the likelihood of a successful open access campaign by providing for an increased vote requirement in the election of directors, we do not believe that the proposed amendment warrants shareholder support at this time.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	20,000
Total Shares Voted:			20,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

BSB Bancorp, Inc.			Security:	055652101
Meeting Date:		06/17/04	Record Date:	05/03/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Approve Merger Agreement	For	For

Conclusion: Based on the contribution analysis, it appears that BSB should have received a higher percentage ownership in the combined company, as well as better board and management representation (currently 3 board seats out of 14). The implied multiples for this transaction are also lower than multiples for comparable transactions selected by the advisor. However, BSB has been experiencing problems related to the quality of its commercial loan book during the past several years with provisions for loan losses offsetting earnings in 2002. BSB has underperformed a peer group of New York banks as measured by ROE, efficiency ratio, return on assets and net interest margin as of and for the quarter ending Sept. 30, 2003. As such, while the merger consideration may appear low based on certain peer comparisons, it is justified by BSB's performance. Shareholder rights are adversely affected mainly due to the high anti-takeover protection built in the structure of new Partners Trust Financial. However, on the deal structure, we note that shareholders are protected from the outcome of acquirer's conversion by receiving a fixed value consideration. By receiving part of the consideration in stock, BSB shareholders can participate in the growth of the combined company, which will be one of the largest banking franchises in central New York state.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	2,000
Total Shares Voted:			2,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Cavco Industries, Inc. *CVCO.*			Security:	149568107
Meeting Date:		06/22/04	Record Date:	05/07/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Director Jacqueline Dout	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	1,000
Total Shares Voted:			1,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Chelsea Property Group, Inc. *CPG*			Security:	163421100
Meeting Date:		06/10/04	Record Date:	04/16/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Increase Authorized Common Stock	For	For
Mgmt	3	Declassify the Board of Directors	For	For
		ISS commends management for submitting this proposal, which demonstrates a commitment to shareholders' interests.
Mgmt	4	Amend Stock Option Plan	For	Against
		V. Vote Recommendation The total cost of the company's plans of 8.45 percent is above the allowable cap for this company of 5.49 percent.
Mgmt	5	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	37,900
Total Shares Voted:			37,900

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

ChevronTexaco Corp. *CVX*			Security:	166764100
Meeting Date:		04/28/04	Record Date:	03/01/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For
Mgmt	3	Adopt Shareholder Rights Plan (Poison Pill) Policy	For	For

Poison pills are unique among takeover defenses in that they may be approved by boards without shareholder approval. Enhancing this power is the fact that a number of states have passed poison pill endorsement legislation that removes courts from the position of challenging abusive pills. However, the degree to which a rights plan may promote or diminish shareholder value clearly depends on circumstances specific to the individual company. Given their potential role in determining the future of a company, ISS believes shareholders should have the right to vote on all new pills and any material changes to old pills. ISS advocates supporting proposals requesting boards to either submit their pills to a shareholder vote or redeem them. Given that the company currently does not maintain a poison pill, approval of this item enhances shareholders' rights by establishing a clear process to submit poison pills to a shareholder vote. As such we believe this item warrants shareholder support.

Mgmt	4	Amend Omnibus Stock Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 3.87 percent is within the allowable cap for this company of 5.89 percent. Additionally, this plan expressly forbids repricing.
ShrHoldr	5	Report on Operational Impact of HIV/AIDS, TB, and Malaria Pandemic	Against	Against

ISS generally supports proposals for increased disclosure that promote good corporate citizenship while enhancing long-term shareholder value. For proposals related to HIV/AIDS reporting, we evaluate the scope of the company's operations in these markets, the company's current initiatives in developing countries to help address this healthcare crisis, and the nature of the company's existing healthcare policies including healthcare access and benefits to local workers. In this case, we note that Chevron Texaco provides information on its policies and programs related to HIV/AIDS and other infectious diseases in its Corporate Responsibility report on the company website. Additionally, the company currently has healthcare plans that improve accessibility to treatment for employees in Africa. We further note that the company has engaged several local and international organizations in efforts to help address the concerns associated with this health care crisis. Therefore, while ISS acknowledges that the scope of Chevron Texaco's operations in markets affected by the HIV/AIDS, TB, and malaria pandemic is substantial and deserves shareholder concern, we believe that the company has taken steps to actively address the concern and report to shareholders on these initiatives. These actions and the subsequent disclosure are comparable to industry norms and assist in maintaining ongoing corporate awareness of the impact of this healthcare crisis on operations in certain emerging markets. Therefore, we do not recommend shareholder support for the resolution at this time.

ShrHoldr	6	Report on Political Contributions/Activities	Against	Against

When reviewing requests for proposals on political contributions, ISS takes into account the scope and nature of the request, the company's adherence to laws and regulations governing political contributions, and company policies and additional disclosure on such contributions. In the case of Chevron Texaco, we note that the company follows all state and local laws regarding contributions to political candidates or organizations. Additionally, shareholders can request further information on the company's political contributions and donations from the company or gather the information from certain government or privately managed websites. Finally, the extensive scope of the reports requested in this proposal may not be substantially different from information currently available and could prove costly and difficult for the company to publish in a formal report. As such, it does not appear that preparing and publicizing such reports in the manner requested by the proponent would be the most effective use of shareholder funds.

ShrHoldr	7	Require Affirmative Vote of a Majority of the Shares to Elect Directors	Against	Against

In the view of many shareholders, the current director election system simply creates self-perpetuating boards: incumbent members select nominees to fill vacancies and decide whether to renominate themselves. Thus, shareholders effectively have no meaningful choice among candidates, and the election process becomes mere ratification of the company's slate of nominees. Withholding votes from a board member can serve as a shareholder communication tool to express displeasure with a given director. But because directors are typically elected by a plurality (those nominees receiving the most votes win board seats), company nominees running unopposed are reelected. Under current proxy rules, only candidates nominated by the board can appear in the company's proxy statement. A shareholder could technically nominate a candidate from the floor of the annual meeting, but, since most investors vote by mail, he is unlikely to succeed. Although some companies' bylaws outline procedures for shareholders to suggest possible candidates to board nominating panels, few of these individuals actually make it to the ballots as nominees. Instead, shareholders wishing to nominate an alternative slate of candidates to run against management's must go through an expensive and time-consuming proxy solicitation process of their own (i.e., a proxy contest). In October 2003, the SEC proposed new proxy rules to give significant, long-term shareholders greater ability to include their director nominees in management's proxy statement. A final rule is expected in 2004. The proposal entails a two-step, two-year process. In the first year, one of two triggering events must occur, demonstrating shareholder dissatisfaction with a company's proxy process: (1) one or more directors at a company receive withhold votes of 35 percent or more of the votes cast or (2) a shareholder proposal asking for open access, which is submitted by holders of at least one percent of the shares (owned for at least one year), is approved by a majority of the votes cast. If one of these conditions is met, then for the following two years, the company would be required to include in its proxy materials one or more board nominees proposed by holders of at least five percent of the shares (owned for at least two years). The number of shareholder nominees permitted would be dictated by the size of the board: one nominee for boards of eight or fewer directors, two nominees for boards of nine to 19 directors, and three nominees for boards having 20 or more directors. In light of the SEC's proposed new rule regarding open access, we believe that requiring a majority vote in the election of directors is not in shareholders' best interests. Given that: (1) the plurality voting threshold is the accepted standard for the election of directors of publicly traded companies, (2) approval of this item could disrupt board operations and the company's financial performance in the event certain or all of the director nominees do not receive majority support and do not get elected, (3) requiring a majority vote of the outstanding shares in effect provides for a supermajority of votes cast, which would adversely affect shareholders' ability to elect directors in a contested election, and (4) the proposed provision may diminish the likelihood of a successful open access campaign by providing for an increased vote requirement in the election of directors, we do not believe that the proposed amendment warrants shareholder support at this time.

ShrHoldr	8	Report on Health and Environmental Initiatives in Ecuador	Against	Against

ISS generally supports proposals for increased disclosure that promote good corporate citizenship while enhancing long-term shareholder value. Increased transparency can better inform shareholders on the potential risks and opportunities associated with their investment. Specifically, this proposal calls for a report on new initiatives taken by ChevronTexaco regarding issues of concern in Ecuador. Therefore, when considering this matter, ISS must look at the value of the report along with the potential costs and operational impact that the associated actions may have on the company. In this case, we note that the company has made significant efforts to provide interested parties with information on the situation in Ecuador. Moreover, since litigation on this matter is still pending, certain disclosure may not be appropriate. We further note that the company's involvement in Ecuador was through a subsidiary of Texaco (prior to the 2001 merger) operating as a minority partner in an oil consortium with the Ecuadorian government. Additionally, ChevronTexaco has no ownership interest in the current oil operations in this region and the government of Ecuador released the company from further obligation or liability on the issue. Considering these factors, ISS believes that the company's current level of disclosure on this matter is appropriate and that any further action on the matter is best left to the legal system in Ecuador. As such, we do not recommend shareholder support for this proposal.

ShrHoldr	9	Report on Renewable Energy	Against	Against

ISS generally supports disclosure reports that seek to provide additional information to shareholders, particularly when it appears that companies have not adequately addressed shareholders' concerns. Specifically, when considering proposals for a report on renewable energy sources, ISS looks for the existence and content of current environmental reports relative to the topic, and the degree to which the topic plays an integral part in the company's line of business. In this case, ISS notes that the company has taken several recent steps to invest in renewable energy, undertake initiatives to develop cleaner technologies and communicate these initiatives to the public. The company provides information on these topics, in some detail, in its Corporate Responsibility Report, in press releases, and in certain sections of the corporate website. ISS believes that these initiatives and the associated disclosure represent an effort on ChevronTexaco's behalf to address issues related to the potential impact that renewable energy sources may have on the company. Therefore, while the company does not specifically address every aspect of the proponent's resolution; ISS believes that the current level of disclosure is comparable to other companies in the industry and suggests that ChevronTexaco is actively evaluating options and establishing policies related to renewable energy sources. As such, we do not recommend shareholder support for the resolution at this time.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	15,000
Total Shares Voted:			15,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Colgate-Palmolive Co. *CL*			Security:	194162103
Meeting Date:		05/07/04	Record Date:	03/09/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Jill K. Conway --- For

	1.2	Elect Director Ronald E. Ferguson --- For

	1.3	Elect Director Carlos M. Gutierrez --- For

	1.4	Elect Director Ellen M. Hancock --- For

	1.5	Elect Director David W. Johnson --- For

	1.6	Elect Director Richard J. Kogan --- For

	1.7	Elect Director Delano E. Lewis --- For

	1.8	Elect Director Reuben Mark --- For

	1.9	Elect Director Elizabeth A. Monrad --- For

Mgmt	2	Ratify Auditors	For	For

Mgmt	3	Approve Executive Incentive Bonus Plan	For	For

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

ShrHoldr	4	Submit Severance Agreement (Change-in-Control) to Shareholder Vote	Against	For

ISS generally supports the submission of parachute provisions for shareholder ratification as long as there is no requirement for prior shareholder approval which would limit a board's negotiating flexibility. Seeking shareholder approval after the material terms of the contract are agreed upon would give the board a framework to work within and prevent the excessive "pay for failure" packages that have been witnessed at some companies. Accordingly, we believe that this proposal warrants shareholder support.

ShrHoldr	5	Adopt ILO Based Code of Conduct	Against	Against

Based on the fact that the company already has a publicly-available code of conduct that substantively addresses the core ILO standards and the fact that there do not appear to be significant labor concerns associated with the operations of the company or of its suppliers, we do not believe that support is warranted for this shareholder resolution at this time.

ShrHoldr	6	Separate Chairman and CEO Positions	Against	For

In this case, Colgate-Palmolive has more than 2/3 independent outsiders on its board, all-independent key committees, and established governance guidelines. However, the company has not designated a lead/presiding director with duties that meet all of our minimum requirements. Although, the independent directors meet in executive session without the CEO present and a presiding director presides over these sessions, it is not clearly stated, in the company's proxy statement nor its website, that such presiding director presides at all meetings of the board at which the chairman is not present; approves information sent to the board; approves meetings schedules to assure that there is sufficient time for discussion of all agenda items; and has the authority to call meetings of the independent directors.         Absent an offsetting governance structure, we believe that a company of this size should be able to find two qualified people willing to serve in the separate positions of chairman and CEO.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	20,000
Total Shares Voted:			20,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Comerica Inc. *CMA*			Security:	200340107
Meeting Date:		05/18/04	Record Date:	03/22/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Ralph W. Babb, Jr. --- For
		We recommend a vote FOR the directors.
	1.2	Elect Director James F. Cordes --- For
	1.3	Elect Director Peter D. Cummings --- For
	1.4	Elect Director Todd W. Herrick --- For
	1.5	Elect Director William P. Vititoe --- For
	1.6	Elect Director Kenneth L. Way --- For
Mgmt	2	Approve Employee Stock Purchase Plan	For	For

ISS approves of this plan because: (i) the number of shares being reserved is relatively conservative, (ii) the company's matching contribution is reasonable, (iii) there is no voting power dilution associated with the plan. Moreover, all the shares can be purchased in the open market.

Mgmt	3	Approve Non-Employee Director Omnibus Stock Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 4.56 percent is within the allowable cap for this company of 9.11 percent. Additionally, this plan expressly forbids repricing.
Mgmt	4	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	11,000
Total Shares Voted:			11,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Consol Energy, Inc. *CNX*			Security:	20854P109
Meeting Date:		04/27/04	Record Date:	03/09/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	12,000
Total Shares Voted:			12,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Developers Diversified Realty Corp. *DDR*			Security:	251591103
Meeting Date:		05/18/04	Record Date:	03/22/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Amend Shareholder Rights Plan (Poison Pill)	For	For

Because poison pills greatly alter the balance of power between shareholders and management, shareholders should be allowed to make their own evaluation of such plans. Ideally, a pill should include a two to three year sunset provision, a reasonable flip-in (20 percent or higher), and a chewable feature allowing shareholders to redeem the pill in the event of a takeover offer.        ISS believes it is a good practice to seek shareholder vote of any existing or new pills. However, even if shareholders vote to redeem this pill, the board has reserved the right to re-install a pill at its discretion in the future, without shareholder vote either before or after the establishment of the pill. We encourage the board to adopt a "fiduciary out" policy, so that if a pill is adopted by the board according to its fiduciary duties but without shareholder approval, it expires unless ratified by shareholders within one year.         We recommend that shareholders support this proposal to redeem the pill.

Mgmt	3	Approve Omnibus Stock Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 5.03 percent is within the allowable cap for this company of 5.28 percent. Additionally, this plan expressly forbids repricing.
Mgmt	4	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	10,000
Total Shares Voted:			10,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Doral Financial Corp. *DRL*			Security:	25811P100
Meeting Date:		04/21/04	Record Date:	03/12/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Increase Authorized Common Stock	For	For
Mgmt	3	Increase Authorized Preferred Stock	For	Against
Mgmt	4	Approve Omnibus Stock Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 5.38 percent is within the allowable cap for this company of 12.85 percent. Additionally, this plan expressly forbids repricing.
Mgmt	5	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	21,000
Total Shares Voted:			21,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Eli Lilly and Co. *LLY*			Security:	532457108
Meeting Date:		04/19/04	Record Date:	02/13/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Steven C. Beering --- For
		We recommend a vote FOR the directors.
	1.2	Elect Director Winfried Bischoff --- For
	1.3	Elect Director Franklyn G. Prendergast --- For
	1.4	Elect Director Kathi P. Seifert --- For
Mgmt	2	Ratify Auditors	For	For
Mgmt	3	Approve Executive Incentive Bonus Plan	For	For

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

ShrHoldr	4	Limit Executive Compensation	Against	Against

The Compensation Committee is composed entirely of independent directors and currently sets and reviews the company's executive compensation program. We believe that the Compensation Committee should have the flexibility to determine an executive's pay based on a number of factors, rather then have an arbitrary cap to determine executive compensation. Although we agree with the proponent that the restricted share program should utilize justifiable performance criteria and challenging performance benchmarks, the proposed caps on restricted stock grants, severance payments, salary and bonus, would be unduly restrictive. Thus, we do not support this proposal.

ShrHoldr	5	Report on Drug Pricing	Against	Against

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	4,000
Total Shares Voted:			4,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Fannie Mae *FNM*			Security:	313586109
Meeting Date:		05/25/04	Record Date:	04/06/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Stephen B. Ashley --- For
While ISS recommends voting for all directors up for election this year, ISS will continue to monitor the company's accounting practices and executive compensation.
	1.2	Elect Director Kenneth M. Duberstein --- For

	1.3	Elect Director Thomas P. Gerrity --- For

	1.4	Elect Director Timothy Howard --- For

	1.5	Elect Director Ann Korologos --- For

	1.6	Elect Director Frederic V. Malek --- For

	1.7	Elect Director Donald B. Marron --- For

	1.8	Elect Director Daniel H. Mudd --- For

	1.9	Elect Director Anne M. Mulcahy --- For

	1.10	Elect Director Joe K. Pickett --- For

	1.11	Elect Director Leslie Rahl --- For

	1.12	Elect Director Franklin D. Raines --- For

	1.13	Elect Director H. Patrick Swygert --- For

Mgmt	2	Ratify Auditors	For	For

Mgmt	3	Amend Employee Stock Purchase Plan	For	For

ISS approves of this item because the plan complies with Section 423 of the Internal Revenue Code, the number of shares being added is relatively conservative, the offering period is reasonable, and there are limitations on participation.

ShrHoldr	4	Provide for Cumulative Voting	Against	For

Although the company meets the corporate governance criteria, the company did not meet the performance criteria. Specifically, the company underpeformed its peer group for the one, three and five-year fiscal total shareholder returns. In previous years, ISS recommended shareholders to vote against this proposal since the company met the corporate governance criteria and the performance criteria. However, the company did not meet the performance criteria this year, therefore, the proposal warrants shareholder support.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	22,000
Total Shares Voted:			22,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Hawaiian Electric Industries, Inc. *HE*			Security:	419870100
Meeting Date:		04/20/04	Record Date:	02/11/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Victor Hao Li, S.J.D. --- For

We recommend a vote FOR the directors with the exception of affiliated outsider Jeffrey N. Watanabe. We recommend that shareholders WITHHOLD votes from Jeffrey N. Watanabe for standing as an affiliated outsider on the Nominating Committee.

	1.2	Elect Director T. Michael May --- For
	1.3	Elect Director Diane J. Plotts --- For
	1.4	Elect Director Kelvin H. Taketa --- For
	1.5	Elect Director Jeffrey N. Watanabe --- Withhold
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	10,000
Total Shares Voted:			10,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Hudson United Bancorp *HU*			Security:	444165104
Meeting Date:		04/21/04	Record Date:	03/09/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Amend Restricted Stock Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 4.12 percent is within the allowable cap for this company of 6.47 percent.
ShrHoldr	3	Limit Awards to Executives	Against	Against

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	10,000
Total Shares Voted:			10,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Impac Mortgage Holdings, Inc. *IMH*			Security:	45254P102
Meeting Date:		05/25/04	Record Date:	04/02/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Joseph R. Tomkinson --- For

We recommend a vote FOR the directors with the exception of affiliated outsider Stephan R. Peers. We recommend that shareholders WITHHOLD votes from Stephan R. Peers for standing as an affiliated outsider on the Nominating Committee.

	1.2	Elect Director William S. Ashmore --- For

	1.3	Elect Director James Walsh --- For

	1.4	Elect Director Frank P. Filipps --- For

	1.5	Elect Director Stephan R. Peers --- Withhold

	1.6	Elect Director William E. Rose --- For

	1.7	Elect Director Leigh J. Abrams --- For

Mgmt	2	Amend Charter	For	For

The company is proposing this amendment in connection with the listing of its shares on the NYSE. According to the company NYSE disallows voiding transactions settled through its facilities. Given the company's need to comply with NYSE requirements, ISS recommends a vote FOR this proposal.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	35,000
Total Shares Voted:			35,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

International Business Machines Corp. *IBM*			Security:	459200101
Meeting Date:		04/27/04	Record Date:	02/27/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Cathleen Black --- For
		We recommend a vote FOR the directors.
	1.2	Elect Director Kenneth I. Chenault --- For

	1.3	Elect Director Carlos Ghosn --- For

	1.4	Elect Director Nannerl O. Keohane --- For

	1.5	Elect Director Charles F. Knight --- For

	1.6	Elect Director Lucio A. Noto --- For

	1.7	Elect Director Samuel J. Palmisano --- For

	1.8	Elect Director John B. Slaughter --- For

	1.9	Elect Director Joan E. Spero --- For

	1.10	Elect Director Sidney Taurel --- For

	1.11	Elect Director Charles M. Vest --- For

	1.12	Elect Director Lorenzo H. Zambrano --- For

Mgmt	2	Ratify Auditors	For	For

Mgmt	3	Ratify Auditors for the Company's Business Consulting Services Unit	For	For

Mgmt	4	Approve Executive Incentive Bonus Plan	For	For

ISS recognizes that incentive bonus plans such as this one can be an important part of an executive's overall pay package. Over the long term, stock prices are an excellent indicator of management performance. However, other factors, such as economic conditions and investor reaction to the stock market in general, and certain industries in particular, can greatly impact the company's stock price. The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. The plan is administered by a committee of independent outsiders, who must certify attainment of these objective, measurable performance goals before awards are paid to participants. Additionally, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

ShrHoldr	5	Provide for Cumulative Voting	Against	For

ISS believes that cumulative voting is an important tool in the protection of shareholders' rights, but recognizes that the need for cumulative voting can be offset if a company has other safeguards in place to protect shareholders' rights and to promote management accountability. Therefore, proposals to provide for cumulative voting are evaluated based on an assessment of a company's other corporate governance provisions.         ISS will recommend a vote against a proposal to restore or provide for cumulative voting only if a company has the following corporate governance provisions in place: an annually-elected board comprising a majority of independent directors; a nominating committee composed solely of independent directors; confidential voting; a shareholder right to call special meetings or to act by written consent with 90 days' notice; the absence of a dual-class capital structure; and absence of a dead-hand poison pill. Moreover, the board may not have the sole right to alter the size of the board beyond a range established by shareholders. While not required, ISS would prefer that a company also have a published statement of board governance guidelines, including a description of the process by which a shareholder may submit a director nominee.         In addition to the governance requirements, ISS considers a company's performance when evaluating a shareholder proposal to restore or implement cumulative voting. For ISS to recommend a vote against such a proposal, the company's performance must be comparable to or better than that of its peers, or the board must have demonstrated its focus on increasing shareholder value by taking action to improve performance.         In this case, the company fails to meet all of the aforementioned corporate governance and performance criteria. Specifically, the shareholders do not have the ability to act by written consent unless it is unanimous or to call special meetings.

ShrHoldr	6	Amend Pension and Retirement Medical Insurance Plans	Against	Against

ISS believes the scope of the proponent's proposal is overly broad since it asks that all employees be allowed to choose participation in the plan, which could be costly to shareholders. Moreover, if the company ultimately lost on these claims it would be required to remedy the age discriminating effect of its plans. Accordingly, we recommend a vote against this proposal.

ShrHoldr	7	Submit Executive Compensation to Vote	Against	For

Pension fund income can distort true operating performance, which should be the basis for determining executive bonuses and compensation rather than gains from defined benefit plans. And because companies have discretion in determining the assuptions to measure pension obligation and expenses, there is potential for manipulation. For example, J.P. Morgan Fleming Asset Management found that the median expected annual rate of return used among S&P 500 companies has remained steady at 9.2 percent since 1997. Using a more realistic assumption such as 6.5 percent would trim $44 billion off S&P 500 profits just in 2003.         ISS agrees with the principle advanced by the proposal and believes a cleaner measure of earnings should be applied to performance pay. A number of companies are adopting this concept, including General Electric, Verizon Communications and Qwest Communications International Inc.

ShrHoldr	8	Expense Stock Options	Against	For

ISS supports the general principle motivating this non-binding proposal. We agree with the growing investor consensus that companies should expense the costs associated with stock options in order to increase the accuracy of their financial statements. Although companies can choose to expense options, the Financial Accounting Standards Board (FASB) does not require it. Since the expensing of options lowers earnings, most companies have elected not to do so. Instead, most companies have opted to disclose option values only in the footnotes to their annual reports.         In the absence of an accepted methodology with which to value the contingent cost of stock options, companies that have voluntarily expensed stock options (some 350) have had flexibility in their selection of a specific valuation methodology. Opponents of option expensing argue that options are difficult to value and expensing options could add complexity and decrease transparency in financial reporting. However, given the fact that stock options have become an integral component of compensation, their value cannot be ignored and treated as "no-cost" compensation. Given that (1) many companies use stock options as a significant component of overall compensation, (2) the exercise of options result in a transfer of shareholder value, and (3) the contingent cost of options reduces earnings, we believe that options should be expensed along with all other forms of compensation to better reflect the company's true earnings and provide additional discipline against overuse.

ShrHoldr	9	Limit Awards to Executives	Against	Against

ISS agrees with proponent's underlying rationale for disclosure of executive compensation. However, the liability threshold of $2,000 is arbitrary. Furthermore, based on the independence of the company's compensation committee, and the company's existing disclosure regarding its compensation practices, we agree with the board that the current requirements for disclosure of executive compensation are adequate and fair. Therefore, we do not believe that shareholders would receive any meaningful benefit from this additional disclosure requirement.

ShrHoldr	10	China Principles	Against	Against

ISS reviews proposals to adopt the US Business Principles for Human Rights of Workers in China, giving consideration to a number of factors including: the company's current workplace code of conduct or adherence to other global standards and their similarity to the Principles; agreements with foreign suppliers to meet certain workplace standards; how company and vendor facilities are monitored; peer company adherence to the Principles; costs and feasibility/legality of implementing the Principles; and whether the company has been recently involved in labor and human rights controversies or violations.         We recognize that the adoption and/or enforcement of principles relating to internationally accepted human rights standards can benefit corporations operating in markets with documented abuses. While the China Principles are specifically defined to address issues in that country, we note that other international labor and human rights standards can also help the company satisfy this goal while providing a broader framework for multinational companies.         In the case of IBM, we note that there is one allegation of questionable human rights performance at some of the company's overseas operations, including locations in China; however, the scope and severity of these claims did not appear significant or could not be confirmed at the time of this analysis. Additionally, the company has already established a code of conduct for company operations worldwide, and applies some aspects of this code to its vendors, suppliers, and contractors. Of note, this policy addresses many of the issues brought forth by the China Principles. Moreover, we are concerned that some of the aspects of the China Principles may be beyond the company's control, such as prohibiting police or military presence at the company's operations.         Thus, while we will continue to monitor the allegations of human rights violations at IBM facilities in China, we believe that committing to adopt and implement the China Principles could prove both costly and difficult. As such, while ISS encourages IBM to evaluate and enhance its policies and compliance standards for labor and human rights in China, we do not feel that implementation of the China Principles per se would significantly improve upon the current policies implemented by the company.

ShrHoldr	11	Report on Political Contributions/Activities	Against	Against

When reviewing requests for proposals on political contributions, ISS takes into account the scope and nature of the request, the company's adherence to laws and regulations governing political contributions, and company policies and additional disclosure on such contributions. In the case of IBM, we note that the company has a strict policy prohibiting the use of company funds, assets, time, or equipment in a manner that could be construed as supporting a political campaign or candidate. Additionally, employees at IBM are prohibited from making contributions as a representative of the company. Since company policies expressly prohibit political contributions, we do not believe this proposal is supportable.

ShrHoldr	12	Report on Executive Compensation	Against	Against

While ISS supports policies that link executive compensation to appropriate performance metrics, we do not believe that preparation of the requested report would yield meaningful information to shareholders regarding the efficacy of the company's executive compensation policies and practices.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	12,000
Total Shares Voted:			12,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Johnson & Johnson *JNJ*			Security:	478160104
Meeting Date:		04/22/04	Record Date:	02/24/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Gerard N. Burrow --- For
We recommend a vote FOR the directors.
	1.2	Elect Director Mary S. Coleman --- For
	1.3	Elect Director James G. Cullen --- For
	1.4	Elect Director Robert J. Darretta --- For
	1.5	Elect Director M. Judah Folkman --- For
	1.6	Elect Director Ann D. Jordan --- For
	1.7	Elect Director Arnold G. Langbo --- For
	1.8	Elect Director Susan L. Lindquist --- For
	1.9	Elect Director Leo F. Mullin --- For
	1.10	Elect Director Steven S Reinemund --- For
	1.11	Elect Director David Satcher --- For
	1.12	Elect Director Henry B. Schacht --- For
	1.13	Elect Director William C. Weldon --- For
Mgmt	2	Ratify Auditors	For	For
ShrHoldr	3	Cease Charitable Contributions	Against	Against

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	22,000
Total Shares Voted:			22,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

JPMorgan Chase & Co. *JPM*			Security:	46625H100
Meeting Date:		05/25/04	Record Date:	04/02/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Approve Merger Agreement	For	For

Conclusion: JPM shareholders will own approximately 58 percent of the company and maintain management control with Mr. Harrison serving as the CEO for two years until Mr. Dimon takes over that role. The board composition will be split equally. J.P. Morgan determined that board participation at this level for Bank One was a condition to the deal. Considering the relatively low premium to comparable transactions, strategic importance of the deal to both firms, and the potential cost savings, the board and management tradeoffs appear balanced. In aggregate, the deal presents a compelling case for both J.P. Morgan and Bank One shareholders due to the strategic benefits of the transactions, improved competitive position, cost synergies and the possibility of additional revenue opportunities. We recommend a vote in favor of the transaction.

Mgmt	2	Elect Directors	For	For
Mgmt	3	Ratify Auditors	For	For
Mgmt	4	Amend Executive Incentive Bonus Plan	For	For

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

Mgmt	5	Adjourn Meeting	For	Against
		Once their votes have been cast, there is no justification for spending more money to continue pressing shareholders for more votes.
ShrHoldr	6	Establish Term Limits for Directors	Against	Against

Because a six-year term limit is arbitrary, and because the company's shareholders can express their dissatisfaction with directors on an annual basis, we believe that the proposal does not warrant shareholder support.

ShrHoldr	7	Charitable Contributions	Against	Against

ISS generally believes that charitable contributions are beneficial to the company when they are donated in good faith and in the absence of gross negligence or self-dealing of management. These contributions assist in worthwhile causes and can help generate goodwill within the community. The JP Morgan Chase Foundation engages and donates to causes that management believes are beneficial to the communities in which the company operates and in the best interests of the company. Further, the company provides comprehensive information regarding its corporate giving grants in its Corporate Responsibility Annual Reports available on the company's website. Therefore, lacking evidence to the contrary, we believe that continuing these charitable contributions is in the best interests of the shareholders.

ShrHoldr	8	Political Contributions	Against	Against

When reviewing requests for proposals on political contributions, ISS takes into account the scope and nature of the request, the company's adherence to laws and regulations governing political contributions, and company policies and additional disclosure on such contributions. In the case of JP Morgan Chase, we note that the company appears to comply with state and local laws regarding contributions to political candidates or organizations. Furthermore, federal contributions are made with donations through a PAC and not directly from the company, and information on these PAC contributions is available through certain public sources. Therefore, the scope of the disclosure requested in this proposal may not be substantially different from information currently available, and could prove costly and difficult for the company to publish in a formal report. As such, it does not appear that preparing and publicizing such reports in the manner requested by the proponent would be the most effective use of shareholder funds.

ShrHoldr	9	Separate Chairman and CEO Positions	Against	For

In this case, J.P. Morgan does not have an independent lead director. Absent an offsetting governance structure, we believe that a company of this size should be able to find two qualified people willing to serve in the separate positions of chairman and CEO / president.

ShrHoldr	10	Provide Adequate Disclosure for over the counter Derivatives	Against	Against

Because the company complies with regulatory and FASB requirements for derivative disclosure, the company's existing disclosure provides an adequate basis to evaluate the company's collateral on derivatives. At this time, we recommend against the proposal.

ShrHoldr	11	Auditor Independence	Against	Against

In the specific case of J.P. Morgan Chase, the company paid $25.1 million for audit fees, $17.3 million for audit-related fees and $11 million for other non-audit related fees. The non-audit services are not excessive. Therefore, we believe this proposal does not warrant shareholder support.

ShrHoldr	12	Submit Non-Employee Director Compensation to Vote	Against	Against

JP Morgan's director compensation is in line with the compensation practices of its peers. We agree with the company's view that a significant portion of the overall director compensation be linked to the company's stock. At this time, in the absence of compelling evidence of abusive director compensation practices, we recommend against the proposal.

ShrHoldr	13	Report on Pay Disparity	Against	Against

When reviewing requests for reports on executive compensation, ISS takes into consideration the scope of the requested report, the company's internal procedures for determining compensation, and the company's historical compensation practices. As with all report requests, ISS carefully weighs the potential usefulness of the requested report against the costs of preparation and whether the report would be duplicative of existing disclosure. In the case of this proposal, we note that the proponent is specifically asking for a comparison of the compensation of the company's top executives with that of its lowest compensated workers on a worldwide basis and a report on any recommendations regarding changing the current level of executive pay. Though the disparity between the pay levels of entry-level and executive employees has undoubtedly grown at many U.S. companies over the past few decades, we note that it is unlikely that the requested report would produce a meaningful gauge for shareholders of whether the company's compensation policies and pay levels are appropriate and effective for employees at the senior executive level. While we understand the proponent's concerns with escalating CEO pay, we note that the board's Compensation & Management Development Committee is composed entirely of independent directors. Based on our concerns regarding the scope of the proposal and the independence of the company's compensation committee, we do not believe that preparation of the requested report would yield meaningful information to shareholders regarding the efficacy of the company's executive compensation policies and practices.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	26,000
Total Shares Voted:			26,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Kimberly-Clark Corp. *KMB*			Security:	494368103
Meeting Date:		04/29/04	Record Date:	03/01/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Withhold
	1.1	Elect Director Pastora San Juan Cafferty --- Withhold

We recommend withholding votes from all of the nominees. We recommend that shareholders WITHHOLD votes from independent outsiders Marc J. Shapiro, Linda Johnson Rice and Pastora San Juan Cafferty for failure to implement the proposal to submit the company's shareholder rights plan to a shareholder vote. We also recommend that shareholders WITHHOLD votes from Claudio X. Gonzalez for sitting on more than six boards and for failure to implement the proposal to submit the company's shareholder rights plan to a shareholder vote.

	1.2	Elect Director Claudio X. Gonzalez --- Withhold

	1.3	Elect Director Linda Johnson Rice --- Withhold

	1.4	Elect Director Marc J. Shapiro --- Withhold

Mgmt	2	Amend Omnibus Stock Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 5.55 percent is within the allowable cap for this company of 6.52 percent. Additionally, this plan expressly forbids repricing.
Mgmt	3	Ratify Auditors	For	For

ShrHoldr	4	Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote	Against	For

Because poison pills greatly alter the balance of power between shareholders and management, shareholders should be allowed to make their own evaluation of such plans. Ideally, a pill should include a two- to three-year sunset provision, a reasonable flip-in (20 percent or higher), and a chewable feature allowing shareholders to redeem the pill in the event of a takeover offer.        In this case, the company's rights plan was not approved by shareholders nor does it embody the above features that ISS recommends. We therefore agree with the proponent that the current pill and any new pill be put to a shareholder vote.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	21,000
Total Shares Voted:			21,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Lincoln National Corp. *LNC*			Security:	534187109
Meeting Date:		05/13/04	Record Date:	02/20/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director William J. Avery --- For
		We recommend a vote FOR the directors.
	1.2	Elect Director Jon A. Boscia --- For

	1.3	Elect Director Eric G. Johnson --- For

	1.4	Elect Director Glenn F. Tilton --- For

Mgmt	2	Approve Deferred Compensation Plan	For	For

                                                    V. Vote Recommendation        By giving directors the option to receive a portion of their compensation in stock rather than cash, their interests may be more closely aligned with those of shareholders. We believe that aligning the interests of the company's nonemployee directors with those of shareholders is in the best interests of shareholders. Furthermore, the total cost of the company's plans of 4.46 percent is within the allowable cap for this company of 5.13 percent.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	10,000
Total Shares Voted:			10,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

M & T Bank Corp. *MTB*			Security:	55261F104
Meeting Date:		04/20/04	Record Date:	02/27/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director William F. Allyn --- For
We recommend a vote FOR the directors with the exception of independent outsider Richard E. Garman. We recommend that shareholders WITHHOLD votes from Richard E. Garman for poor attendance.
	1.2	Elect Director Brent D. Baird --- For
	1.3	Elect Director Robert J. Bennett --- For
	1.4	Elect Director C. Angela Bontempo --- For
	1.5	Elect Director Robert T. Brady --- For
	1.6	Elect Director Emerson L. Brumback --- For
	1.7	Elect Director Michael D. Buckley --- For
	1.8	Elect Director Patrick J. Callan --- For
	1.9	Elect Director R. Carlos Carballada --- For
	1.10	Elect Director T. Jefferson Cunningham III --- For
	1.11	Elect Director Donald Devorris --- For
	1.12	Elect Director Richard E. Garman --- Withhold
	1.13	Elect Director James V. Glynn --- For
	1.14	Elect Director Derek C. Hathaway --- For
	1.15	Elect Director Daniel R. Hawbaker --- For
	1.16	Elect Director Patrick W.E. Hodgson --- For
	1.17	Elect Director Gary Kennedy --- For
	1.18	Elect Director Richard G. King --- For
	1.19	Elect Director Reginald B. Newman, II --- For
	1.20	Elect Director Jorge G. Pereira --- For
	1.21	Elect Director Michael P. Pinto --- For
	1.22	Elect Director Robert E. Sadler, Jr. --- For
	1.23	Elect Director Eugene J. Sheehy --- For
	1.24	Elect Director Stephen G. Sheetz --- For
	1.25	Elect Director Herbert L. Washington --- For
	1.26	Elect Director Robert G. Wilmers --- For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	5,000
Total Shares Voted:			5,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

M.D.C. Holdings, Inc. *MDC*			Security:	552676108
Meeting Date:		04/26/04	Record Date:	02/27/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Herbert T. Buchwald --- For
		We recommend a vote FOR the directors.
	1.2	Elect Director Larry A. Mizel --- For
ShrHoldr	2	Prepare Sustainability Report	Against	For

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	5,000
Total Shares Voted:			5,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Mack-Cali Realty Corp. *CLI*			Security:	554489104
Meeting Date:		05/20/04	Record Date:	04/06/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Alan S. Bernikow --- For
		We recommend a vote FOR the directors.
	1.2	Elect Director Martin D. Gruss --- For

	1.3	Elect Director Vincent Tese --- For

	1.4	Elect Director Roy J. Zuckerberg --- For

Mgmt	2	Ratify Auditors	For	For

Mgmt	3	Approve Omnibus Stock Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 3.69 percent is within the allowable cap for this company of 5.06 percent.
ShrHoldr	4	Adopt a Policy Governing Related Party Transactions	Against	Against

The SEC already requires the company to disclose, on an annual basis, transactions with its directors and executive officers. Pursuant to SEC regulations, which apply to all public companies, the company is required to provide information as to: (1) any transaction with a director or executive officer exceeding $60,000 in which the director or executive officer has a direct or indirect material interest; and (2) specified business relationships of directors and executive officers, and indebtedness of directors and executive officers to the company, where the amount of the indebtedness exceeds $60,000. Approval of this item would require disclosure of of any relationship or transaction, regardless of how immaterial the transaction or relationship may be.         We note that according to ISS director classification definitions, none of the current directors are classified as affiliated outsiders due to a transactional relationship. The only two affiliated outside directors on the board are a former executive and the relative of a former executive.        We believe that: (1) the provisions in the company's articles of restatement, (2) the provisions in the code of ethics, and (3) the existing mandatory SEC disclosures, already constitute substantial safeguards to prevent potential conflicts of interest. Although we recognize that the company maintains numerous related party transactions, such transactions do not appear to have impacted the board and key committees' independence. Given that: (1) the company maintains adequate safeguards in place to protect against potential conflicts of interest via its articles and codes of ethics and (2) the related party transactions at the company do not appear to impact the company's corporate governance, we do not believe that approval of this item is needed at this time.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	10,000
Total Shares Voted:			10,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Maguire Properties, Inc. *MPG*			Security:	559775101
Meeting Date:		06/03/04	Record Date:	04/23/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	15,000
Total Shares Voted:			15,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Marsh & McLennan Companies, Inc. *MMC*			Security:	571748102
Meeting Date:		05/20/04	Record Date:	03/22/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Lewis W. Bernard --- For
		We recommend a vote FOR the directors.
	1.2	Elect Director Mathis Cabiallavetta --- For
	1.3	Elect Director Zachary W. Carter --- For
	1.4	Elect Director Robert F. Erburu --- For
	1.5	Elect Director Oscar Fanjul --- For
	1.6	Elect Director Ray J. Groves --- For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	14,000
Total Shares Voted:			14,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

MBNA Corp. *KRB*			Security:	55262L100
Meeting Date:		05/03/04	Record Date:	02/13/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director James H. Berick --- Withhold

We recommend a vote FOR the directors with the exceptions of insider Bruce L. Hammonds and affiliated outsiders Benjamin R. Civiletti ,James H. Berick and Randolph D. Lerner. We recommend that shareholders WITHHOLD votes from Benjamin R. Civiletti and James H. Berick for standing as affiliated outsiders on the Audit, Compensation and Governance committees and for failure to establish a majority independent board. We recommend that shareholders WITHHOLD votes from Randolph D. Lerner and Bruce L. Hammonds for failure to establish a majority independent board.

	1.2	Elect Director Benjamin R. Civiletti --- Withhold

	1.3	Elect Director Bruce L. Hammonds --- Withhold

	1.4	Elect Director William L. Jews --- For

	1.5	Elect Director Randolph D. Lerner --- Withhold

	1.6	Elect Director Stuart L. Markowitz --- For

	1.7	Elect Director William B. Milstead --- For

Mgmt	2	Ratify Auditors	For	For

ShrHoldr	3	Expense Stock Options	Against	For
		Therefore, ISS supports the options expensing shareholder proposal.
ShrHoldr	4	Require Majority of Independent Directors on Board	Against	For

ISS believes that MBNA is moving in the right direction as evidenced by the recent changes in the company such as reducing executive compensation and changing the composition of the board. However, ISS believes that the board of directors should be an independent body capable of providing objective oversight of management and the company's overall direction. This goal can best be achieved when directors are independent of the CEO and have no personal interest in the company arising from salary, a consulting agreement, or any other significant business arrangement. Therefore, ISS recommends voting FOR the shareholder proposal.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	36,000
Total Shares Voted:			36,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Merck & Co., Inc. *MRK*			Security:	589331107
Meeting Date:		04/27/04	Record Date:	02/24/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Peter C. Wendell --- For
		We recommend a vote FOR the directors.
	1.2	Elect Director William G. Bowen --- For
	1.3	Elect Director William M. Daley --- For
	1.4	Elect Director Thomas E. Shenk --- For
	1.5	Elect Director Wendell P. Weeks --- For
Mgmt	2	Ratify Auditors	For	For
Mgmt	3	Declassify the Board of Directors	For	For
		ISS commends management for submitting this proposal, which demonstrates a commitment to shareholders' interests.
ShrHoldr	4	Prohibit Awards to Executives	Against	Against
ShrHoldr	5	Develop Ethical Criteria for Patent Extension	Against	Against
ShrHoldr	6	Link Executive Compensation to Social Issues	Against	Against
ShrHoldr	7	Report on Political Contributions	Against	Against
ShrHoldr	8	Report on Operational Impact of HIV/AIDS, TB, and Malaria Pandemic	Against	Against

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	15,000
Total Shares Voted:			15,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

MeriStar Hospitality Corporation *MHX*			Security:	58984Y103
Meeting Date:		05/26/04	Record Date:	03/31/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director D. Ellen Shuman --- For

We recommend a vote FOR the directors with the exception of independent outsider James R. Worms. We recommend that shareholders WITHHOLD votes from Compensation Committee member James R. Worms for not aligning CEO's pay with the interests of shareholders.

	1.2	Elect Director Paul W. Whetsell --- For
	1.3	Elect Director James R. Worms --- Withhold
	1.4	Elect Director H. Cabot Lodge III --- For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	70,000
Total Shares Voted:			70,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

North Fork Bancorporation, Inc. *NFB*			Security:	659424105
Meeting Date:		04/27/04	Record Date:	03/01/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	17,000
Total Shares Voted:			17,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Penn Virginia Corp. *PVA*			Security:	707882106
Meeting Date:		05/04/04	Record Date:	03/09/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Withhold
	1.1	Elect Director Edward B. Cloues, Ii --- Withhold

We recommend withholding votes from all of the nominees. We recommend that shareholders WITHHOLD votes from independent outsiders Edward B. Cloues, II, Gary K. Wright, Marsha Reines Perelman, Joe T. Rye, H. Jarrell Gibbs, Robert Garrett and insiders Keith D. Horton and A. James Dearlove for failing to remove a dead-hand, slow-hand, or similar feature in the company's poison pill.

	1.2	Elect Director A. James Dearlove --- Withhold
	1.3	Elect Director Robert Garrett --- Withhold
	1.4	Elect Director H. Jarrell Gibbs --- Withhold
	1.5	Elect Director Keith D. Horton --- Withhold
	1.6	Elect Director Joe T. Rye --- Withhold
	1.7	Elect Director Marsha Reines Perelman --- Withhold
	1.8	Elect Director Gary K. Wright --- Withhold

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	8,000
Total Shares Voted:			8,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Pfizer Inc. *PFE*			Security:	717081103
Meeting Date:		04/22/04	Record Date:	02/27/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Michael S. Brown --- For
		We recommend a vote FOR the directors.
	1.2	Elect Director M. Anthony Burns --- For
	1.3	Elect Director Robert N. Burt --- For
	1.4	Elect Director W. Don Cornwell --- For
	1.5	Elect Director William H. Gray III --- For
	1.6	Elect Director Constance J. Horner --- For
	1.7	Elect Director William R. Howell --- For
	1.8	Elect Director Stanley O. Ikenberry --- For
	1.9	Elect Director George A. Lorch --- For
	1.10	Elect Director Henry A. Mckinnell --- For
	1.11	Elect Director Dana G. Mead --- For
	1.12	Elect Director Franklin D. Raines --- For
	1.13	Elect Director Ruth J. Simmons --- For
	1.14	Elect Director William C. Steere, Jr. --- For
	1.15	Elect Director Jean-Paul Valles --- For
Mgmt	2	Ratify Auditors	For	For
Mgmt	3	Approve Omnibus Stock Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 4.88 percent is within the allowable cap for this company of 6.79 percent. Additionally, this plan expressly forbids repricing.
ShrHoldr	4	Report on Operational Impact of HIV/AIDS, TB, and Malaria Pandemic	Against	Against

In this case, we believe that the company has taken certain actions to help address the affects of this healthcare crisis in emerging markets. These actions are similar in nature and scope to those taken by industry peers and competitors, and represent an acknowledgement of the effect that the HIV/AIDS, TB, and malaria pandemic could have on company strategy and operations. As such, when considering the scope of Pfizer's initiatives to address this crisis and current level of disclosure, we do not believe that the report requested in this proposal will provide information to shareholders commensurate with the potential difficulties and expenses of preparing the report. Therefore, we do not recommend shareholder support for the resolution at this time.

ShrHoldr	5	Cease Political Contributions/Activities	Against	Against

Interaction between corporate America and the political process has been a topic of debate for several years. Increasing scrutiny during and election year and in the wake of corporate scandals has led to a surge in shareholder activism on issues of political contributions. Opponents of corporate political contributions argue that companies spending scarce resources on expensive lobbying efforts and donating to PACs would be better off investing that money on new procedures that will better position the company to deal with the coming regulations or improve its operations. Conversely, corporate responses tend to suggest that company involvement in the political process can be beneficial to the business interests of the company and, ultimately, shareholder value. When reviewing requests for proposals on political contributions, ISS takes into account the scope and nature of the request, the company's adherence to laws and regulations governing political contributions, and company policies and additional disclosure on such contributions. In this case, the proponent has requested that the company completely refrain from political contributions without providing a business case for the resolution. Moreover, we note that the company complies with all appropriate state and federal laws regarding campaign contributions. Therefore, based on the level of government oversight on political contributions and lack of supporting information for this proposal, ISS recommends that shareholders vote against this item.

ShrHoldr	6	Report on Political Contributions/Activities	Against	Against

When reviewing requests for proposals on political contributions, ISS takes into account the scope and nature of the request, the company's adherence to laws and regulations governing political contributions, and company policies and additional disclosure on such contributions. In the case of Pfizer, we note that the company follows all state and local laws regarding contributions to political candidates or organizations. Additionally, interested parties can view information on the company's political contributions and donations on a report published at the end of each election cycle. Finally, the scope and nature of the information requested in this proposal may not be substantially different from data currently available and could prove costly and difficult for the company to publish in a formal report. As such, it does not appear that preparing and publicizing such reports in the manner requested by the proponent would be the most effective use of shareholder funds.

ShrHoldr	7	Establish Term Limits for Directors	Against	Against

Under an effective corporate governance system, shareholders have the right to express their preferences each year by voting on directors at the annual meeting. Thus, shareholders can remove or reelect directors as they see fit.

ShrHoldr	8	Report on Drug Pricing	Against	Against

When evaluating drug-pricing proposals, ISS considers the economic benefits of providing subsidized drugs (e.g., public goodwill) against the potential costs in terms of reduced profits, lower R&D spending, and harm to competitiveness. Additionally, the company's current policies are taken into account, including any existing subsidy or donor programs that make life-saving pharmaceuticals more accessible to financially needy patients. Finally, we consider the degree to which peer companies have implemented price restraints. Specifically, this proposal calls for the company to limit price increases to a level below that of the annual inflation rate, and report to shareholders on these initiatives. While ISS generally supports increased disclosure that may help shareholders better evaluate their investment, the cost and difficulty in generating this information should be offset by benefits gained from the report. In this case, we also note that the structure of the proposal includes commitment to a pricing policy along with the report. Pfizer has implemented several programs to assist in increasing accessibility to their products for the financially needy. Additionally, the company provides information on these discount, subsidy, and assistance programs in its public filings and on the company website. Finally, ISS agrees with the company that linking drug pricing to the inflation rate may place the company at a competitive disadvantage by artificially discounting prices below those of competitors' products and limiting resources to invest in research and development. Therefore, ISS recommends that shareholders vote against this proposal.

ShrHoldr	9	Limit Awards to Executives	Against	Against
ShrHoldr	10	Amend Animal Testing Policy	Against	Against

In this case, Pfizer has developed a policy that calls for utilizing in vitro testing wherever possible provided it complies with regulations and does not effect the analysis of treatment effectiveness or patient safety. Additionally, in some cases alternative methods of testing may be not feasible or meet criteria established by the government. Moreover, the level of live animal testing at Pfizer appears to be consistent with industry standards on the topic. As such, ISS does not recommend shareholder support for the resolution at this time.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	25,000
Total Shares Voted:			25,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

PNC Financial Services Group, Inc. *PNC*			Security:	693475105
Meeting Date:		04/27/04	Record Date:	02/27/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Paul Chellgren --- For

We recommend a vote FOR the directors with the exception of Richard B. Kelson. We recommend that shareholders WITHHOLD votes from Richard B. Kelson for standing as an affiliated outsider on the Audit Committee.

	1.2	Elect Director Robert Clay --- For
	1.3	Elect Director J. Gary Cooper --- For
	1.4	Elect Director George Davidson, Jr. --- For
	1.5	Elect Director Richard Kelson --- Withhold
	1.6	Elect Director Bruce Lindsay --- For
	1.7	Elect Director Anthony Massaro --- For
	1.8	Elect Director Thomas O'Brien --- For
	1.9	Elect Director Jane Pepper --- For
	1.10	Elect Director James Rohr --- For
	1.11	Elect Director Lorene Steffes --- For
	1.12	Elect Director Dennis Strigl --- For
	1.13	Elect Director Stephen Thieke --- For
	1.14	Elect Director Thomas Usher --- For
	1.15	Elect Director Milton Washington --- For
	1.16	Elect Director Helge Wehmeier --- For

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	11,000
Total Shares Voted:			11,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Prime Group Realty Trust *PGE*			Security:	74158J103
Meeting Date:		06/04/04	Record Date:	04/20/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	56,500
Total Shares Voted:			56,500

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Pulte Homes Inc. *PHM*			Security:	745867101
Meeting Date:		05/13/04	Record Date:	03/16/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Richard J. Dugas, Jr. --- For

	1.2	Elect Director David N. McCammon --- For

	1.3	Elect Director William J. Pulte --- For

	1.4	Elect Director Francis J. Sehn --- For

	1.5	Elect Director Michael E. Rossi --- For

Mgmt	2	Approve Omnibus Stock Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 10.40 percent is within the allowable cap for this company of 11.34 percent. Additionally, this plan expressly forbids repricing.
ShrHoldr	3	Ratify Auditor	Against	For

Before the corporate accounting-related scandals of the past two years, ratification of auditors was generally viewed as a routine agenda item. A vote for an auditor by shareholders is confirmation that the auditor has objectively reviewed the company's financial statements for compliance with generally accepted accounting principles. Due to the recent SEC rules on auditor independence and increased shareholder scrutiny on this issue, however, ratification of auditors has turned into a more controversial agenda item. As such, ISS believes that shareholders should have the opportunity to assess the auditor's general performance, the audit and non-audit related fees paid by the company, and the auditor's overall independence.        We can see no compelling reason why the company's shareholders should not be given the right to a non-binding ratification of the independent auditor selected by the company's audit committee.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	30,000
Total Shares Voted:			30,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

R. R. Donnelley & Sons Co. *RRD*			Security:	257867101
Meeting Date:		04/14/04	Record Date:	03/01/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Mark A. Angelson --- For
		We recommend a vote FOR the directors.
	1.2	Elect Director Robert F. Cummings, Jr. --- For

	1.3	Elect Director Alfred C. Eckert III --- For

	1.4	Elect Director Oliver R. Sockwell --- For

	1.5	Elect Director Stephen M. Wolf --- For

ShrHoldr	2	Sale of Company Assets	Against	Against

The announcement of the Moore Wallace merger took place after the Oct. 24, 2003, deadline to submit shareholder proposals for this year's annual meeting. The board's rationale for the merger with Moore Wallace included a solution for its management succession issues, the opportunity to enhance its revenue base with a complementary business, and the transaction is expected to be accretive to its earnings. The shares of R.R. Donnelley are up 4.1 percent since the announcement of the transaction as of March 19, 2003. Moreover, R.R. Donnelley's stock was up 44.59 percent in the fiscal year ended December 2003. The board's decision to effect a business combination with Moore Wallace appears to be a net positive for shareholders on aggregate and there is little basis to recommend an immediate sale of the company, therefore, we recommend shareholders vote AGAINST this proposal.

ShrHoldr	3	Expense Stock Options	Against	For

Approval of this item and the implementation of a policy and practice of expensing the costs of all future stock option grants would result in the adoption of the "fair value" method, prescribed by Statement of Financial Accounting Standards No. 123, "Accounting for Stock Compensation." The "fair value" is determined using an option-pricing model that takes into account multiple factors in estimating the value of stock options. Such factors include the exercise price and expected life of the option, the current price of the underlying stock and its expected volatility, expected dividends on the stock, and the risk-free interest rate for the expected term of the option. Under the "fair value" method, compensation cost is measured at the grant date based on the value of the award and is recognized over the service period, which is usually the vesting period. Although there is no uniform or conventional methodology mandated for computing "fair value", recent pressure by investors has led approximately 176 companies to publicly announce their plans to adopt the "fair value" method.         ISS supports the general principle motivating this non-binding proposal. In the wake of financial reporting problems and excessive executive compensation at companies like Enron Corp., Worldcom Inc., and Tyco International Ltd., we agree with the growing investor consensus that companies should expense the costs associated with stock options in order to increase the accuracy of their financial statements. Although companies can choose to expense options, the Financial Accounting Standards Board (FASB) does not require it. Since the expensing of options lowers earnings, most companies have elected not to do so. Instead, most companies have opted to disclose option values only in the footnotes to their annual reports.         In the absence of an accepted methodology with which to value the contingent cost of stock options, companies that have voluntarily expensed stock options have had flexibility in their selection of a specific valuation methodology. Opponents of option expensing argue that options are difficult to value and expensing options could add complexity and decrease transparency in financial reporting. However, given the fact that stock options have become an integral component of compensation, their value cannot be ignored and treated as "no-cost" compensation. We believe that stock options should be expensed along with other forms of compensation. Given that (1) many companies use stock options as a significant component of overall compensation, (2) the exercise of options result in a transfer of shareholder value, and (3) the contingent cost of options reduces earnings, we believe that options should be expensed along with all other forms of compensation to better reflect the company's true earnings and provide additional discipline against overuse.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	23,000
Total Shares Voted:			23,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Rurban Financial Corp. *RBNF*			Security:	78176P108
Meeting Date:		04/26/04	Record Date:	02/27/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Thomas M. Callan --- For

We recommend a vote FOR the directors with the exception of insider Steven D. VanDemark. We recommend that shareholders WITHHOLD votes from Steven D. VanDemark for standing as an insider on the Compensation and Nominating committees.

	1.2	Elect Director Richard L. Hardgrove --- For
	1.3	Elect Director Eric C. Hench --- For
	1.4	Elect Director Steven D. VanDemark --- Withhold

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	2,000
Total Shares Voted:			2,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Simon Property Group, Inc. *SPG*			Security:	828806109
Meeting Date:		05/05/04	Record Date:	03/08/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Birch Bayh --- For
		We recommend a vote FOR the directors.
	1.2	Elect Director Melvyn E. Bergstein --- For

	1.3	Elect Director Linda Walker Bynoe --- For

	1.4	Elect Director Karen N. Horn --- For

	1.5	Elect Director G. William Miller --- For

	1.6	Elect Director J. Albert Smith, Jr. --- For

	1.7	Elect Director Pieter S. van den Berg --- For

Mgmt	2	Ratify Auditors	For	For

ShrHoldr	3	Separate Chairman and CEO Positions	Against	For
		Absent a substantial role of the lead director, we believe that a company of this size should be able to find an independent qualified director willing to serve as chairman.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	10,000
Total Shares Voted:			10,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

SJW Corp. *SJW*			Security:	784305104
Meeting Date:		04/29/04	Record Date:	03/19/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Establish Range For Board Size	For	For

Mgmt	2	Elect Directors	For	For
	2.1	Elect Director M.L. Cali --- For

	2.2	Elect Director J.P. Dinapoli --- For

	2.3	Elect Director D. Gibson --- For

	2.4	Elect Director D.R. King --- For

	2.5	Elect Director G.E. Moss --- For

	2.6	Elect Director W.R. Roth --- For

	2.7	Elect Director C.J. Toeniskoetter --- For

	2.8	Elect Director F.R. Ulrich --- For

Mgmt	3	Ratify Auditors	For	For

Mgmt	4	Other Business	For	Against
		As we cannot know the content of these issues, we do not recommend that shareholders approve this request.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	15,600
Total Shares Voted:			15,600

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Southside Bancshares, Inc. *SBSI*			Security:	84470P109
Meeting Date:		04/15/04	Record Date:	03/09/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Fred E. Bosworth --- For

	1.2	Elect Director Alton Cade --- For

	1.3	Elect Director B.G. Hartley --- For

	1.4	Elect Director Paul W. Powell --- For

Mgmt	2	Other Business	For	Against
As we cannot know the content of these issues, we do not recommend that shareholders approve this request.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	5,324
Total Shares Voted:			5,324

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Sovereign Bancorp, Inc. *SOV*			Security:	845905108
Meeting Date:		04/22/04	Record Date:	03/01/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Withhold
	1.1	Elect Director Andrew C. Hove, Jr. --- Withhold

We recommend withholding votes from all of the nominees. We recommend that shareholders WITHHOLD votes from Andrew C. Hove, Jr. and Daniel K. Rothermel for failing to remove a dead-hand, slow-hand, or similar feature in the company's poison pill.

	1.2	Elect Director Daniel K. Rothermel --- Withhold

Mgmt	2	Ratify Auditors	For	For

Mgmt	3	Increase Authorized Common Stock	For	For

Mgmt	4	Approve Stock Plan and Employee Stock Purchase Plan	For	Against

                                                    Vote Recommendation        In this item, ISS will base its recommendation on the cost of the company's Employee Stock Purchase Plan and the voting power dilution and shareholder value transfer of the 2004 Broad-Based Incentive Plan. In this case, the Employee Stock Purchase Plan meets our requirements since it complies with Section 423 of the Internal Revenue Code, the number of shares being reserved is relatively conservative, the offering period is reasonable, and there are limitations on participation. And, we also commend the company for expressly forbidding the repricing of stock options under the 2004 Broad-Based Incentive Plan. However, the total cost of the company's Broad-Based Incentive Plan of 5.57 percent is above the allowable cap for this company of 5.28 percent. As such, we recommend a vote AGAINST this bundled proposal.

Mgmt	5	Approve Bonus Plan	For	Against

According to the company, the purpose of the company's Bonus Deferral Program is to align the interests of the top management of the company with those of shareholders. Not only the plan solely focuses on the enrichment of a selected group of top executives, but also there are no performance criteria attached to the generous company's matching contribution. ISS is concerned with the self-enriching feature of the deferral program. As such, ISS recommends a vote AGAINST the proposal.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	13,000
Total Shares Voted:			13,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Standard Pacific Corp. *SPF*			Security:	85375C101
Meeting Date:		05/12/04	Record Date:	03/17/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Andrew H. Parnes --- For

	1.2	Elect Director James L. Doti --- For

	1.3	Elect Director Frank E. O'Bryan --- For

Mgmt	2	Amend Omnibus Stock Plan	For	For

                                                    V. Vote Recommendation        The total cost of the company's plans of 7.64 percent is within the allowable cap for this company of 14.45 percent. Additionally, this plan expressly forbids repricing. In 2003, the company granted over 29 percent of its total stock grants to its top 5 named executives.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	25,000
Total Shares Voted:			25,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

State Street Corp. (Boston) *STT*			Security:	857477103
Meeting Date:		04/21/04	Record Date:	02/27/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Kennett Burnes --- For
		We recommend a vote FOR the directors.
	1.2	Elect Director David Gruber --- For

	1.3	Elect Director Linda Hill --- For

	1.4	Elect Director Charles Lamantia --- For

	1.5	Elect Director Robert Weissman --- For

ShrHoldr	2	Exempt Board of Directors from Massachusetts General Laws, Chapter 156B, Section 50A(a)	Against	For
		ISS concludes that shareholders should have the ability to remove directors with or without cause and the board should be annually elected.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	19,000
Total Shares Voted:			19,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Susquehanna Bancshares, Inc. *SUSQ*			Security:	869099101
Meeting Date:		06/10/04	Record Date:	03/31/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Wayne E. Alter, Jr. --- For

We recommend a vote FOR the directors with the exception of affiliated outsider T. Max Hall. We recommend that shareholders WITHHOLD votes from T. Max Hall for standing as an affiliated outsider on the Nominating Committee.

	1.2	Elect Director James G. Apple --- For
	1.3	Elect Director John M. Denlinger --- For
	1.4	Elect Director Chloe R. Eichelberger --- For
	1.5	Elect Director T. Max Hall --- Withhold
	1.6	Elect Director William B. Zimmerman --- For
	1.7	Elect Director E. Susan Piersol --- For

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	15,000
Total Shares Voted:			15,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Synovus Financial Corp. *SNV*			Security:	87161C105
Meeting Date:		04/22/04	Record Date:	02/17/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	10,000
Total Shares Voted:			10,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Taubman Centers, Inc. *TCO*			Security:	876664103
Meeting Date:		05/18/04	Record Date:	03/31/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	26,000
Total Shares Voted:			26,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Taylor Capital Group, Inc. *TAYC*			Security:	876851106
Meeting Date:		06/17/04	Record Date:	04/28/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Edward T. McGowan --- For

We recommend a vote FOR the directors with the exception of affiliated outsider Mark L. Yeager. We recommend that shareholders WITHHOLD votes from Mark L. Yeager for failure to establish an independent nominating committee.

	1.2	Elect Director Shepherd G. Pryor, IV --- For
	1.3	Elect Director Mark L. Yeager --- Withhold

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	4,000
Total Shares Voted:			4,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

TECO Energy, Inc. *TE*			Security:	872375100
Meeting Date:		04/28/04	Record Date:	02/18/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Tom L. Rankin --- For
		ISS recommends a vote FOR all director nominees, but advocates for a more transparent disclosure on executive compensation.
	1.2	Elect Director William D. Rockford --- For

	1.3	Elect Director J. Thomas Touchton --- For

Mgmt	2	Approve Omnibus Stock Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 3.83 percent is within the allowable cap for this company of 5.22 percent. Additionally, this plan expressly forbids repricing.
Mgmt	3	Ratify Auditors	For	For

ShrHoldr	4	Limit Executive Compensation	Against	Against

According to the company's proxy materials, the long-term component of the company's incentive compensation program consists of equity-based grants which have been in the form of stock options and restricted stock. The Compensation Committee's policy has been to base individual awards on an annual study by its outside consultant comparing the value of long-term incentive grants to salary levels in the energy services industry.        The performance-based restricted stock granted in 2003 has a payout that is dependent upon the total return of the company's common stock over a three-year period relative to that of the median company (in terms of total return) in the Dow Jones Electric Utility Index. The Compensation Committee states that this index was selected because it allows for more readily available computations of the total return of a peer group than the S&P Electric Utility Index. If the common stock's total return is equal to that of the median company during the three-year period, the payout will be equal to 90 percent of the target amount. If the total return is in the top ten percent of the companies in the index, the payout will be at 200 percent. If the total return is in the bottom one-third of these companies, there will be no payout. A minimum payout of 50 percent of target will be made if performance is equal to the 33/ 3 percentile. The payout for performance between the top 10 percent and the bottom one-third is prorated. The time-vested restricted stock granted in 2003 vests following three years of service. The stock options granted in 2003 vest over a three-year period and have a ten-year term.         In addition, the board has adopted stock ownership guidelines of five times base salary for the CEO and three times base salary for the other executive officers. These guidelines allow the executives five years to acquire this amount of stock and do not recognize stock options as shares owned.        With respect to the proponent's request, the company already utilizes restricted stock as part of its executive compensation package. In addition, the company: (1) has disclosed the performance criteria (total shareholder return) utilized in the determination of payouts attributable to performance based restricted stock and (2) requires a three year vesting schedule for its restricted stock grants to executives. Although the company is not in compliance with the proponent's request for no dividend or proxy voting rights and a 100 percent retention ratio pursuant to the restricted share program, we believe that such requests are overly restrictive. A 100 percent retention ratio (all shares granted pursuant to the restricted share program should be retained by the senior executives for the duration of their tenure with the company) is too restrictive. ISS believes that a meaningful retention ratio is at least 50 percent for full tenure. The company's 2004 Equity Incentive Plan (2004 Plan) allows for dividend rights with respect to restricted shares and is silent on whether restricted share grants may be granted proxy voting rights. We believe that the company should be given the latitude to grant dividend rights in its structuring of the terms of its restricted stock grants. Although we would object to proxy voting rights for restricted shares, the official plan document of the 2004 Plan does not expressly allow for this right.        According to ISS, the company is currently in compliance with the aspects of the proposal which ISS supports. We also note the fact that, according to ISS, the cost of the 2004 Plan (the plan pursuant to which the company makes its restricted stock grants) is reasonable. In addition, the shareholder value transfer attributable to the company's equity compensation is below its industry group and primary index, as illustrated in the Comparison of Cost and Dilution with Peers table in Item 3, and the company's the burn rate is also below its industry group and primary index, as illustrated in the Comparative Burn Rate table in Item 3. Finally, it should also be noted that CEO's total direct compensation, which includes restricted stock grants) has decreased from 2002 to 2003.        In light of the fact that: (1) the company's overall executive and equity compensation packages are reasonable and (2) the company currently complies with the components of the proposal which ISS supports, we do not believe this item warrants shareholder support at this time.

ShrHoldr	5	Expense Stock Options	Against	For

ISS supports the general principle motivating this non-binding proposal. In the wake of financial reporting problems and excessive executive compensation at companies like Enron Corp., Worldcom Inc., and Tyco International Ltd., we agree with the growing investor consensus that companies should expense the costs associated with stock options in order to increase the accuracy of their financial statements. Although companies can choose to expense options, the Financial Accounting Standards Board (FASB) does not require it. Since the expensing of options lowers earnings, most companies have elected not to do so. Instead, most companies have opted to disclose option values only in the footnotes to their annual reports.         In the absence of an accepted methodology with which to value the contingent cost of stock options, companies that have voluntarily expensed stock options have had flexibility in their selection of a specific valuation methodology. Opponents of option expensing argue that options are difficult to value and expensing options could add complexity and decrease transparency in financial reporting. However, given the fact that stock options have become an integral component of compensation, their value cannot be ignored and treated as "no-cost" compensation. We believe that stock options should be expensed along with other forms of compensation.         Given that (1) many companies use stock options as a significant component of overall compensation, (2) the exercise of options result in a transfer of shareholder value, and (3) the contingent cost of options reduces earnings, we believe that options should be expensed along with all other forms of compensation to better reflect the company's true earnings and provide additional discipline against overuse.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	23,800
Total Shares Voted:			23,800

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

The Bank Of New York Co., Inc. *BK*			Security:	064057102
Meeting Date:		04/13/04	Record Date:	02/23/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Frank J. Biondi, Jr. --- For

	1.2	Elect Director Nicholas M. Donofrio --- For

	1.3	Elect Director Alan R. Griffith --- For

	1.4	Elect Director Gerald L. Hassell --- For

	1.5	Elect Director Richard J. Kogan --- For

	1.6	Elect Director Michael J. Kowalski --- For

	1.7	Elect Director John A. Luke, Jr. --- For

	1.8	Elect Director John C. Malone --- For

	1.9	Elect Director Paul Myners, CBE --- For

	1.10	Elect Director Robert C. Pozen --- For

	1.11	Elect Director Catherine A. Rein --- For

	1.12	Elect Director Thomas A. Renyi --- For

	1.13	Elect Director William C. Richardson --- For

	1.14	Elect Director Brian L. Roberts --- For

	1.15	Elect Director Samuel C. Scott III --- For

Mgmt	2	Ratify Auditors	For	For

Mgmt	3	Amend Executive Incentive Bonus Plan	For	For

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

ShrHoldr	4	Report on Political Contributions	Against	Against
		In light of the potential costs associated with the requested report, we recommend that shareholders oppose this request.
ShrHoldr	5	Limit Executive Compensation	Against	Against

The Compensation Committee is composed entirely of independent directors and currently sets and reviews the company's executive compensation program. We believe that the Compensation Committee should have the flexibility to determine an executive's pay based on a number of factors, rather then have an arbitrary cap to determine executive compensation. Although we agree with the proponent that the restricted share program should utilize justifiable performance criteria and challenging performance benchmarks, the proposed caps on restricted stock grants, severance payments, salary and bonus, would be unduly restrictive. Thus, we do not support this proposal.

ShrHoldr	6	Limit Composition of Committee to Independent Directors	Against	Against

According to ISS definition, the members on the Risk Committee are independent outside directors. The board is also majority independent according to ISS definition. Therefore we believe, in this case, the proposal does not warrant shareholder support at this time.

ShrHoldr	7	Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote	Against	For
		Because poison pills greatly alter the balance of power between shareholders and management, shareholders should be allowed to make their own evaluation of such plans.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	10,000
Total Shares Voted:			10,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

The Chubb Corp. *CB*			Security:	171232101
Meeting Date:		04/27/04	Record Date:	03/08/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Zoe Baird --- For
We recommend a vote FOR the directors.
	1.2	Elect Director Sheila P. Burke --- For

	1.3	Elect Director James I. Cash, Jr. --- For

	1.4	Elect Director Joel J. Cohen --- For

	1.5	Elect Director James M. Cornelius --- For

	1.6	Elect Director John D. Finnegan --- For

	1.7	Elect Director David H. Hoag --- For

	1.8	Elect Director Klaus J. Mangold --- For

	1.9	Elect Director Sir David G. Scholey, CBE --- For

	1.10	Elect Director Raymond G. H. Seitz --- For

	1.11	Elect Director Lawrence M. Small --- For

	1.12	Elect Director Daniel E. Somers --- For

	1.13	Elect Director Karen Hastie Williams --- For

	1.14	Elect Director James M. Zimmerman --- For

	1.15	Elect Director Alfred W. Zollar --- For

Mgmt	2	Approve Omnibus Stock Plan	For	For
V. Vote RecommendationThe total cost of this plan is 7.61 percent, which is within the allowable cap for this company of 9.78 percent. Additionally, this plan expressly forbids repricing.
Mgmt	3	Approve Non-Employee Director Omnibus Stock Plan	For	For
VI. Vote Recommendation The total cost of the company's plans of 4.36 percent is within the allowable cap for this company of 9.78 percent. Additionally, this plan expressly forbids repricing.
Mgmt	4	Ratify Auditors	For	For

ShrHoldr	5	Report on Political Contributions/Activities	Against	Against

When reviewing requests for proposals on political contributions, ISS takes into account the scope and nature of the request, the company's adherence to laws and regulations governing political contributions, and company policies and additional disclosure on such contributions. In the case of Chubb, we note that the company follows all state and local laws regarding contributions to political candidates or organizations. Furthermore, the extensive scope of the reports requested in this proposal may not be substantially different from information currently available and could prove costly or difficult to gather and publish in a formal report. As such, it does not appear that preparing and publicizing such reports in the manner requested by the proponent would be the most effective use of shareholder funds.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	14,000
Total Shares Voted:			14,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

The Coca-Cola Company *KO*			Security:	191216100
Meeting Date:		04/21/04	Record Date:	02/23/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For
ShrHoldr	3	Report on Operational Impact of HIV/AIDS Pandemic	For	For
ShrHoldr	4	Report on Stock Option Distribution by Race and Gender	Against	Against
ShrHoldr	5	Prohibit Awards to Executives	Against	Against
ShrHoldr	6	Submit Executive Compensation to Vote	Against	For
ShrHoldr	7	Submit Executive Compensation to Vote	Against	Against
ShrHoldr	8	Implement China Principles	Against	Against
ShrHoldr	9	Separate Chairman and CEO Positions	Against	For

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	20,000
Total Shares Voted:			20,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

The Ryland Group, Inc. *RYL*			Security:	783764103
Meeting Date:		04/21/04	Record Date:	02/09/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director R. Chad Dreier --- For
We recommend a vote FOR the directors.
	1.2	Elect Director Daniel T. Bane --- For
	1.3	Elect Director Leslie M. Frecon --- For
	1.4	Elect Director Ronald A. Hernandez --- For
	1.5	Elect Director William L. Jews --- For
	1.6	Elect Director Ned Mansour --- For
	1.7	Elect Director Robert E. Mellor --- For
	1.8	Elect Director Norman J. Metcalfe --- For
	1.9	Elect Director Charlotte St. Martin --- For
	1.10	Elect Director Paul J. Varello --- For
	1.11	Elect Director John O. Wilson --- For
Mgmt	2	Approve Non-Employee Director Stock Option Plan	For	For
V. Vote Recommendation The total cost of the company's plans of 13.28 percent is within the allowable cap for this company of 19.96 percent.
ShrHoldr	3	Prepare Sustainability Report	Against	For

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	12,500
Total Shares Voted:			12,500

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

The St. Paul Travelers Companies, Inc. *STA*			Security:	792860108
Meeting Date:		03/19/04	Record Date:	02/06/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Issue Shares in Connection with a Merger Agreement	For	For

ISS Conclusion:        Based on the fairness opinion valuation work, the relative reasonableness of the estimated potential strategic synergies, and the overall general improvement in corporate governance structures pursuant to the proposed charter and bylaws amendments (described below), we believe the share issuance in connection with the proposed merger warrants St. Paul shareholder support.

Mgmt	2	Amend Bylaws	For	For
		ISS Conclusion: In general, the proposed bylaw amendments will strengthen the corporate governance infrastructure at the combined firm and therefore deserve St. Paul shareholders' support.
Mgmt	3	Amend Articles	For	For

ISS Conclusion:        Because the requested increase of 1,265,000,000 shares is below the allowable threshold of 1,296,000,000 shares, and because the other proposed charter amendments are, for now, inoffensive from a corporate governance perspective and facilitate the post-merger transition, we believe they deserve shareholder support.

Mgmt	4	Reduce Supermajority Vote Requirement	For	For
		ISS Conclusion: ISS supports any reduction of a company's voting requirements, even if the change is simply a lower supermajority. Therefore, this proposal deserves shareholder support.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	5,000
Total Shares Voted:			5,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

The Town and Country Trust *TCT*			Security:	892081100
Meeting Date:		05/05/04	Record Date:	03/17/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Trustee Harvey Schulweis --- For

We recommend a vote FOR the directors with the exception of affiliated outsider Nancy Lerner Beck. We recommend that shareholders WITHHOLD votes from Nancy Lerner Beck for standing as an affiliated outsider on the Compensation and Nominating committees.

	1.2	Elect Trustee Nancy Lerner Beck --- Withhold
	1.3	Elect Trustee James H. Berick --- For
	1.4	Elect Trustee H. Grant Hathaway --- For
	1.5	Elect Trustee Milton A. Wolf --- For

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	7,000
Total Shares Voted:			7,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

TXU Corp. *TXU*			Security:	873168108
Meeting Date:		05/21/04	Record Date:	03/22/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Derek C. Bonham --- For

	1.2	Elect Director E. Gail de Planque --- For

	1.3	Elect Director William M. Griffin --- For

	1.4	Elect Director Kerney Laday --- For

	1.5	Elect Director Jack E. Little --- For

	1.6	Elect Director Erle Nye --- For

	1.7	Elect Director J.E. Oesterreicher --- For

	1.8	Elect Director Michael W. Ranger --- For

	1.9	Elect Director Herbert H. Richardson --- For

	1.10	Elect Director C. John Wilder --- For

Mgmt	2	Ratify Auditors	For	For

ShrHoldr	3	Limit Executive Compensation	Against	Against

ISS believes that the company has established a suitable performance-based compensation program which rewards executives on the basis of total shareholder returns relative to a peer group index. We also note that the Organization and Compensation Committee did not pay any annual incentive awards to four of the five top executive officers based on 2003 performance. The amount reported as bonus for Eric H. Peterson, Executive Vice President and General Counsel, represents a special bonus awarded in February 2003 in recognition of his contributions to the company in his area of responsibility. In view of these factors, as well as the proposal's restrictive requirement that all options and restricted shares be held until 90 days after an officers termination, we believe this proposal is unnecessary.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	10,000
Total Shares Voted:			10,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Vornado Realty Trust *VNO*			Security:	929042109
Meeting Date:		05/27/04	Record Date:	04/16/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	20,000
Total Shares Voted:			20,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Wilmington Trust Corp. *WL*			Security:	971807102
Meeting Date:		04/15/04	Record Date:	03/08/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Charles S. Crompton, Jr. --- For

	1.2	Elect Director R. Keith Elliott --- For

	1.3	Elect Director Stacey J. Mobley --- For

	1.4	Elect Director H. Rodney Sharp, III --- For

Mgmt	2	Approve Employee Stock Purchase Plan	For	For

ISS approves of this plan because it complies with Section 423 of the Internal Revenue Code, the number of shares being reserved is relatively conservative, the offering period is reasonable, and there are limits on participation.

Mgmt	3	Approve Executive Incentive Bonus Plan	For	For

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	4,000
Total Shares Voted:			4,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Balance Fund

Xcel Energy Inc. *XEL*			Security:	98389B100
Meeting Date:		05/20/04	Record Date:	03/22/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Declassify the Board of Directors	For	For
ISS commends management for submitting this proposal, which demonstrates a commitment to shareholders' interests.
Mgmt	2	Elect Directors	For	For
	2.1	Elect Director David A. Christensen --- For

	2.2	Elect Director Margaret R. Preska --- For

	2.3	Elect Director W. Thomas Stephens --- For

	2.4	Elect Director Richard H. Anderson --- For

	2.5	Elect Director Richard C. Kelly --- For

	2.6	Elect Director Ralph R. Peterson --- For

Mgmt	3	Approve Non-Employee Director Omnibus Stock Plan	For	For
V. Vote Recommendation The total cost of the company's plans of 0.99 percent is within the allowable cap for this company of 5.36 percent.

		Account Name	Shares Voted
		Alpine Dynamic Balance Fund	30,550
Total Shares Voted:			30,550

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Abbott Laboratories *ABT*			Security:	002824100
Meeting Date:		04/23/04	Record Date:	02/25/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Roxanne S. Austin --- For
		We recommend a vote FOR the directors.
	1.2	Elect Director H.Laurance Fuller --- For
	1.3	Elect Director Richard A. Gonzalez --- For
	1.4	Elect Director Jack M. Greenberg --- For
	1.5	Elect Director Jeffrey M. Leiden --- For
	1.6	Elect Director David A. Lord Owen --- For
	1.7	Elect Director Boone Powell Jr. --- For
	1.8	Elect Director Addison Barry Rand --- For
	1.9	Elect Director W.Ann Reynolds --- For
	1.10	Elect Director Roy S. Roberts --- For
	1.11	Elect Director William D. Smithburg --- For
	1.12	Elect Director John R. Walter --- For
	1.13	Elect Director Miles D. White --- For
Mgmt	2	Ratify Auditors	For	For
ShrHoldr	3	Drug Pricing	Against	Against
ShrHoldr	4	Report on Political Contributions/Activities	Against	Against
ShrHoldr	5	Prohibit Awards to Executives	Against	Against
ShrHoldr	6	Report on Operational Imact of HIV/AIDS, TB, and Malaria Pandemic	Against	Against

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	9,000
Total Shares Voted:			9,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Alexander & Baldwin, Inc. *ALEX*			Security:	014482103
Meeting Date:		04/22/04	Record Date:	02/19/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Michael J. Chun --- For

We recommend a vote FOR the directors with the exception of Walter A. Dods, Jr.. We recommend that shareholders WITHHOLD votes from Walter A. Dods, Jr. for standing as an affiliated outsider on the Audit Committee and Walter A. Dods, Jr. for standing as an affiliated outsider on the Nominating Committee.

	1.2	Elect Director Allen Doane --- For

	1.3	Elect Director Walter A. Dods, Jr. --- Withhold

	1.4	Elect Director Charles G. King --- For

	1.5	Elect Director Constance H. Lau --- For

	1.6	Elect Director Carson R. McKissick --- For

	1.7	Elect Director Maryanna G. Shaw --- For

	1.8	Elect Director Charles M. Stockholm --- For

	1.9	Elect Director Jeffrey N. Watanabe --- For

Mgmt	2	Ratify Auditors	For	For

Mgmt	3	Amend Non-Employee Director Stock Option Plan	For	For
V. Vote Recommendation The total cost of the company's plans of 3.80 percent is within the allowable cap for this company of 8.69 percent.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	9,000
Total Shares Voted:			9,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Ameren Corporation *AEE*			Security:	023608102
Meeting Date:		04/27/04	Record Date:	03/11/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Susan S. Elliott --- For
We recommend a vote FOR the directors.
	1.2	Elect Director Clifford L. Greenwalt --- For

	1.3	Elect Director Thomas A. Hays --- For

	1.4	Elect Director Richard A. Liddy --- For

	1.5	Elect Director Gordon R. Lohman --- For

	1.6	Elect Director Richard A. Lumpkin --- For

	1.7	Elect Director John Peters MacCarthy --- For

	1.8	Elect Director Paul L. Miller, Jr. --- For

	1.9	Elect Director Charles W. Mueller --- For

	1.10	Elect Director Douglas R. Oberhelman --- For

	1.11	Elect Director Gary L. Rainwater --- For

	1.12	Elect Director Harvey Saligman --- For

Mgmt	2	Ratify Auditors	For	For

ShrHoldr	3	Report on Risks of Nuclear Waste Storage	Against	Against

While Ameren could improve its level of disclosure on issues of concern related to the safety of nuclear byproduct storage, ISS notes the tight regulation of the nuclear power industry by the NRC, the detailed compliance reports available on the NRC website, and the fact that company appears to be in compliance with NRC regulations regarding the implementation of new safety and anti-terrorism measures at the Callaway plant. Therefore, we recommend that shareholders oppose this request.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	7,000
Total Shares Voted:			7,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Anixter International Inc. *AXE*			Security:	035290105
Meeting Date:		05/20/04	Record Date:	03/31/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Lord James Blyth --- For

	1.2	Elect Director Robert L. Crandall --- For

	1.3	Elect Director Robert W. Grubbs Jr. --- For

	1.4	Elect Director F. Philip Handy --- For

	1.5	Elect Director Melvyn N. Klein --- For

	1.6	Elect Director Stuart M. Sloan --- For

	1.7	Elect Director Thomas C. Theobald --- For

	1.8	Elect Director Mary Agnes Wilderotter --- For

	1.9	Elect Director Matthew Zell --- For

	1.10	Elect Director Samuel Zell --- For

Mgmt	2	Approve Executive Incentive Bonus Plan	For	For

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

Mgmt	3	Amend Omnibus Stock Plan	For	For
V. Vote Recommendation The total cost of the company's plans of 8.16 percent is within the allowable cap for this company of 9.37 percent. Additionally, this plan expressly forbids repricing.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	13,000
Total Shares Voted:			13,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Atlantic Tele-Network, Inc. *ANK*			Security:	049079205
Meeting Date:		05/21/04	Record Date:	04/15/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	13,200
Total Shares Voted:			13,200

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Bassett Furniture Industries, Inc. *BSET*			Security:	070203104
Meeting Date:		02/24/04	Record Date:	01/14/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Peter W. Brown, M.D. --- For

We recommend a vote FOR the directors with the exception of Alan T. Dickson and Willie D. Davis. We recommend that shareholders WITHHOLD votes from Alan T. Dickson for poor attendance and WITHHOLD votes from Willie D. Davis for serving on more than six boards.

	1.2	Elect Director Willie D. Davis --- Withhold
	1.3	Elect Director Alan T. Dickson --- Withhold
	1.4	Elect Director Paul Fulton --- For
	1.5	Elect Director Howard H. Haworth --- For
	1.6	Elect Director Michael E. Murphy --- For
	1.7	Elect Director Dale C. Pond --- For
	1.8	Elect Director Robert H. Spilman, Jr. --- For
	1.9	Elect Director David A. Stonecipher --- For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	31,000
Total Shares Voted:			31,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

BP PLC (Form. Bp Amoco Plc )			Security:	055622104
Meeting Date:		04/15/04	Record Date:	02/23/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

		Meeting for Holders of ADRs
Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Lord Browne --- For
	1.2	Elect Director Dr B E Grote --- For
	1.3	Elect Director Mr H M P Miles --- For
	1.4	Elect Director Sir Robin Nicholson --- For

We do not consider Sir Robin Nicholson to be an independent NED as he has served on the Board for more than nine years. The Company's view is that his length of service does not impact on his independence. Sir Robin is also Chairman of the Remuneration Committee: the normal application of NAPF corporate governance policy in these circumstances would be to recommend a vote against his re-election. However, in light of Sir Robin's intention to retire from the Board at the 2005 AGM and the gradual refreshing of the Board over the next few years, we recommend support for his re-election at this year's AGM. The Company has informed us that it will be in a position to announce a new Chairman of the Remuneration Committee during 2004. This individual will work closely with Sir Robin on the review of BP's long-term incentive arrangements. This goes some way to allaying our concerns about a non-independent NED chairing the Committee during the review.

	1.5	Elect Director Mr R L Olver --- For
	1.6	Elect Director Sir Ian Prosser --- For
Mgmt	2	TO ELECT MR A BURGMANS AS A DIRECTOR	For	For
Mgmt	3	Ratify Auditors	For	For
Mgmt	4	TO AMEND THE ARTICLES OF ASSOCIATION OF THE COMPANY	For	For
Mgmt	5	TO GIVE AUTHORITY TO ALLOT SHARES UP TO A SPECIFIED AMOUNT	For	For
Mgmt	6	SPECIAL RESOLUTION: TO GIVE AUTHORITY TO ALLOT A LIMITED NUMBER OF SHARES FOR CASH WITHOUT MAKING AN OFFER TO SHAREHOLDERS	For	For
Mgmt	7	SPECIAL RESOLUTION: TO GIVE LIMITED AUTHORITY FOR THE PURCHASE OF ITS OWN SHARES BY THE COMPANY	For	For
Mgmt	8	TO AUTHORISE THE USE OF TREASURY SHARES FOR EMPLOYEE SHARE SCHEMES	For	For
Mgmt	9	TO APPROVE THE DIRECTORS REMUNERATION REPORT	For	For
Mgmt	10	TO DETERMINE THE LIMIT FOR THE AGGREGATE REMUNERATION OF THE NON-EXECUTIVE DIRECTORS	For	For
Mgmt	11	TO RECEIVE THE DIRECTORS ANNUAL REPORT AND THE ACCOUNTS	For	For
ShrHoldr	12	SPECIAL SHAREHOLDER RESOLUTION: TO INSTRUCT THE COMPANY TO PREPARE A REPORT MAKING CERTAIN DISCLOSURES ON MATTERS OF CONTROL AND RISK IN PROTECTED AND SENSITIVE AREAS	Against	Against

RREV analysis The report requested by the terms of the resolution is intended to cover all protected areas in which BP may operate. It seems clear, however, that the filers of the resolution are focusing their attention on the Company's operations in Alaska. For example, US PIRG has published a considerable amount of information on BP's record in the region and has also suggested that the economic benefits of drilling in ANWR are non-existent. A study of the recent history of BP's involvement in Alaska show that serious problems have occurred: for example, as noted above, the Company was fined a number of years ago for the illegal dumping of hazardous waste near Prudhoe Bay. In 2002, separate explosions at the Company's facilities killed one employee and seriously injured another. Despite these concerns, US PIRG recognises BP's progress: it states that the Company's decision to withdraw from the Arctic Power coalition of major energy companies stopped the group from pressing for a shareholder resolution at the 2003 AGM. The main concern, however, is that BP has not categorically stated that it will not drill in ANWR. Our view is that all companies need to act in a manner which protects and enhances shareholder value. Risk assessment is crucial in determining which projects will enhance value and which will not. Environmental risk assessment is obviously of vital importance to a company such as BP where its environmental impact is high. In recent years, BP has demonstrated that it takes these issues seriously and is committed to managing these risks appropriately. The Company's general level of disclosure in relation to the environment is high, and we do not feel that the Company is shirking its responsibilities in this area. Furthermore, BP's commitment to continuing to develop and implement policies on operating in sensitive areas demonstrates an ongoing willingness to engage thoughtfully on these issues. As a general rule, we believe that a company's board, consulting with shareholders where necessary, is best placed to decide on a suitable approach to risk assessment and disclosure. Asking a company to provide further information of the type suggested by this resolution runs the risk of micromanagement and may arguably lead to commercially confidential information being disclosed. This is unlikely to be in the interests of shareholders. As a result, we do not believe support for this resolution is warranted at this time. We will, however, monitor the Company's future actions in this area.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	9,800
Total Shares Voted:			9,800

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Bridge Bancorp Inc. *BDGE*			Security:	108035106
Meeting Date:		04/19/04	Record Date:	03/01/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	1,000
Total Shares Voted:			1,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Bristol-Myers Squibb Co. *BMY*			Security:	110122108
Meeting Date:		05/04/04	Record Date:	03/08/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Peter R. Dolan --- For
		As such, we recommend a vote FOR the directors.
	1.2	Elect Director Louis V. Gerstner, Jr. --- For

	1.3	Elect Director Leif Johansson --- For

Mgmt	2	Ratify Auditors	For	For

ShrHoldr	3	Report on Political Contributions/Activities	Against	Against
		In light of the potential costs associated with the requested report, we recommend that shareholders oppose this request.
ShrHoldr	4	Cease Political Contributions/Activities	Against	Against

ShrHoldr	5	Separate Chairman and CEO Positions	Against	For

In this case, Bristol-Myers has more than 2/3 independent outsiders on its board, all-independent key committees, and established governance guidelines. However, the company has not designated a lead/presiding director with duties that meet all of our minimum requirements. Although, the independent directors meet in executive session at least four times per year and the chair of the Committee on Directors and Corporate Governance (Nominating Committee) presides over these sessions, it is not clearly stated, in the company's proxy statement nor its website, that such presiding director presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors; serves as liaison between the chairman and the independent directors; approves information sent to the board; approves meetings schedules to assure that there is sufficient time for discussion of all agenda items; or has the authority to call meetings of the independent directors.         Absent an offsetting governance structure, we believe that a company of this size should be able to find two qualified people willing to serve in the separate positions of chairman and CEO.

ShrHoldr	6	Report on Operational Impact of HIV/AIDS, TB, and Malaria Pandemic	Against	Against

ISS generally supports proposals for increased disclosure that promote good corporate citizenship while enhancing long-term shareholder value. For proposals related to HIV/AIDS reporting, we evaluate the scope of the company's operations in these markets, the company's current initiatives in developing countries to help address this healthcare crisis, and the nature of the company's existing healthcare policies including healthcare access and benefits to local workers.        In this case, we note that Bristol Myers Squibb does appear to provide information related to the HIV/AIDS pandemic on its website, including information on company products available and initiatives taken to engage public and private organizations through funding and other assistance to confront this disease. Moreover, the company participates in financial and product grant programs in the area to help increase education on the threat of HIV/AIDS and improve accessibility to company products and assistance.        In this case, we believe that the company has taken certain actions to help address the affects of this healthcare crisis in emerging markets. These actions are similar in nature and scope to those taken by industry peers and competitors, and represent an acknowledgement of the effect that the HIV/AIDS pandemic could have on company strategy and operations. As such, when considering the scope of Bristol Myers Squibb's initiatives to address this crisis and current level of disclosure, we do not believe that the report requested in this proposal will provide information to shareholders commensurate with the potential difficulties and expenses of preparing the report. Therefore, we do not recommend shareholder support for the resolution at this time.

ShrHoldr	7	Require Affirmative Vote of a Majority of the Shares to Elect Directors	Against	Against

In light of the SEC's proposed new rule regarding open access, we believe that requiring a majority vote in the election of directors is not in shareholders' best interests.         Given that: (1) the plurality voting threshold is the accepted standard for the election of directors of publicly traded companies, (2) approval of this item could disrupt board operations and the company's financial performance in the event certain or all of the director nominees do not receive majority support and do not get elected, (3) requiring a majority vote of the outstanding shares in effect provides for a supermajority of votes cast, which would adversely affect shareholders' ability to elect directors in a contested election, and (4) the proposed provision may diminish the likelihood of a successful open access campaign by providing for an increased vote requirement in the election of directors, we do not believe that the proposed amendment warrants shareholder support at this time.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	18,000
Total Shares Voted:			18,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Cinergy Corp. *CIN*			Security:	172474108
Meeting Date:		05/04/04	Record Date:	03/05/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	2,500
Total Shares Voted:			2,500

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Citigroup Inc. *C*			Security:	172967101
Meeting Date:		04/20/04	Record Date:	02/27/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director C. Michael Armstrong --- For
We recommend a vote FOR the directors.
	1.2	Elect Director Alain J.P. Belda --- For

	1.3	Elect Director George David --- For

	1.4	Elect Director Kenneth T. Derr --- For

	1.5	Elect Director John M. Deutch --- For

	1.6	Elect Director Roberto Hernandez Ramirez --- For

	1.7	Elect Director Ann Dibble Jordan --- For

	1.8	Elect Director Dudley C. Mecum --- For

	1.9	Elect Director Richard D. Parsons --- For

	1.10	Elect Director Andrall E. Pearson --- For

	1.11	Elect Director Charles Prince --- For

	1.12	Elect Director Robert E. Rubin --- For

	1.13	Elect Director Franklin A. Thomas --- For

	1.14	Elect Director Sanford I. Weill --- For

	1.15	Elect Director Robert B. Willumstad --- For

Mgmt	2	Ratify Auditors	For	For

ShrHoldr	3	Limit Executive Compensation	Against	Against

ISS feels that taking away the company's ability to grant stock options is an arbitrary and excessively restrictive proposal that could potentially prohibit the company from compensating employees based upon their individual and company-wide performance. Being unable to issue stock options could hinder the company's ability to attract and retain competent executive officers. As such, this item does not warrant shareholder approval.

ShrHoldr	4	Report on Political Contributions/Activities	Against	Against

When reviewing requests for proposals on political contributions, ISS takes into account the scope and nature of the request, the company's adherence to laws and regulations governing political contributions, and company policies and additional disclosure on such contributions. In the case of Citigroup, we note that the company follows all state and local laws regarding contributions to political candidates or organizations. Additionally, the scope of the disclosure requested in this proposal may not be substantially different from information currently available, and could prove costly and difficult for the company to publish in a formal report. As such, it does not appear that preparing and publicizing such reports in the manner requested by the proponent would be the most effective use of shareholder funds.

ShrHoldr	5	Prohibit Awards to Executives	Against	Against

We believe this proposal is too restrictive, as it would prohibit the executives from being remunerated with stock options and severance payments regardless of the company's performance. As such, this item does not warrant shareholder approval.

ShrHoldr	6	Separate Chairman and CEO Positions	Against	Against

ISS supports the concept of separating the positions of chairman and CEO when a company does not have the countervailing governance structure as described above. In the case of Citigroup, the company has independent key committees, established governance guidelines, and a lead director with clearly defined duties. Additionally, the company has committed to creating and maintaining a 2/3 independent board by its next annual election. As such, ISS does not believe that this proposal warrants shareholder support.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	3,800
Total Shares Voted:			3,800

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Cleco Corporation *CNL*			Security:	12561W105
Meeting Date:		04/23/04	Record Date:	02/23/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Sherian G. Cadoria --- Withhold

We recommend a vote FOR W. Larry Westbrook but WITHHOLD votes from David M. Eppler, Richard B. Crowell, and Sherian G. Cadoria. We recommend that shareholders WITHHOLD votes from David M. Eppler, Richard B. Crowell, and Sherian G. Cadoria for failing to remove a dead-hand, slow-hand, or similar feature in the company's poison pill.

	1.2	Elect Director Richard B. Crowell --- Withhold
	1.3	Elect Director David M. Eppler --- Withhold
	1.4	Elect Director W. Larry Westbrook --- For

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	5,000
Total Shares Voted:			5,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Comerica Inc. *CMA*			Security:	200340107
Meeting Date:		05/18/04	Record Date:	03/22/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Ralph W. Babb, Jr. --- For
		We recommend a vote FOR the directors.
	1.2	Elect Director James F. Cordes --- For
	1.3	Elect Director Peter D. Cummings --- For
	1.4	Elect Director Todd W. Herrick --- For
	1.5	Elect Director William P. Vititoe --- For
	1.6	Elect Director Kenneth L. Way --- For
Mgmt	2	Approve Employee Stock Purchase Plan	For	For

ISS approves of this plan because: (i) the number of shares being reserved is relatively conservative, (ii) the company's matching contribution is reasonable, (iii) there is no voting power dilution associated with the plan. Moreover, all the shares can be purchased in the open market.

Mgmt	3	Approve Non-Employee Director Omnibus Stock Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 4.56 percent is within the allowable cap for this company of 9.11 percent. Additionally, this plan expressly forbids repricing.
Mgmt	4	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	3,000
Total Shares Voted:			3,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Deb Shops, Inc. *DEBS*			Security:	242728103
Meeting Date:		05/19/04	Record Date:	03/31/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Barry H. Feinberg --- For

We recommend a vote FOR the directors with the exception of affiliated outsiders Barry H. Frank, Jack A. Rounick, and insiders Warren Weiner and Marvin Rounick . We recommend that shareholders WITHHOLD votes from Barry H. Frank for standing as an affiliated outsider on the Audit, Compensation and Nominating committees, and for failure to establish a majority independent board. We also recommend that shareholders WITHHOLD votes from Jack A. Rounick, Warren Weiner and Marvin Rounick for failure to establish a majority independent board.

	1.2	Elect Director Barry H. Frank --- Withhold
	1.3	Elect Director Ivan Inerfeld --- For
	1.4	Elect Director Ned J. Kaplin --- For
	1.5	Elect Director Marvin Rounick --- Withhold
	1.6	Elect Director Jack A. Rounick --- Withhold
	1.7	Elect Director Warren Weiner --- Withhold

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	15,594
Total Shares Voted:			15,594

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Duke Energy Corp. *DUK*			Security:	264399106
Meeting Date:		05/13/04	Record Date:	03/15/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Paul M. Anderson --- For

We recommend a vote FOR the directors with the exception of Michael E.J. Phelps. We recommend that shareholders WITHHOLD votes from Michael E.J. Phelps for standing as an affiliated outsider on the Nominating Committee.

	1.2	Elect Director Ann M. Gray --- For

	1.3	Elect Director Michael E.J. Phelps --- Withhold

	1.4	Elect Director James T. Rhodes --- For

Mgmt	2	Ratify Auditors	For	For

ShrHoldr	3	Declassify the Board of Directors	Against	For

The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. A classified board can entrench management and effectively preclude most takeover bids or proxy contests. Board classification forces dissidents and would-be acquirers to negotiate with the incumbent board, which has the authority to decide on offers without a shareholder vote. Therefore, ISS supports this shareholder proposal.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	17,000
Total Shares Voted:			17,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Eagle Materials Inc. *EXP*			Security:	15231R109
Meeting Date:		01/08/04	Record Date:	11/28/03

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Approve Reclassification	For	For
Mgmt	2	Classify the Board of Directors	For	Against

The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. A classified board can entrench management and effectively preclude most takeover bids or proxy contests. Board classification forces dissidents and would-be acquirers to negotiate with the incumbent board, which has the authority to decide on offers without a shareholder vote. In this case, while we understand the need to preserve the tax-free status of the spin off, we believe the proposed governance provisions viewed in aggregate offer excessive anti-takeover protection which goes beyond the two year timeframe required by the tax rules. Furthermore, given the supermajority voting proposal, restoring the annual election of directors will be more difficult, since it would require two-thirds approval rather than a simple majority vote. We recommend AGAINST this proposal. However, note that due to Centex's majority ownership, the approval of this provision is virtually assured.

Mgmt	3	Eliminate Right to Act by Written Consent	For	Against

Without the right to act by written consent, shareholders may be forced to wait for the next scheduled meeting before removing directors or initiating a shareholder resolution. In this case, while we understand the need to preserve the tax-free status of the spin off, we believe the governance provisions viewed in aggregate offer excessive anti-takeover protection which goes beyond the two year timeframe required by the tax rules. Furthermore, given the supermajority voting proposal, restoring the right to act by written consent become even more difficult, since it would require two-thirds approval rather than a simple majority vote. We believe this provision unnecessarily reduces shareholders' rights. We recommend AGAINST this proposal. However, note that due to Centex's majority ownership, the approval of this provision is virtually assured.

Mgmt	4	Eliminate Right to Call Special Meeting	For	Against

Under this amendment, shareholders would have greater difficulty removing directors or initiating shareholder resolutions without waiting for the next scheduled meeting. Shareholders could also find it more difficult to respond to a beneficial offer if the bidder cannot call a special meeting. In this case, while we understand the need to preserve the tax-free status of the spin off, we believe the governance provisions, viewed in aggregate, offer excessive anti-takeover protection which goes beyond the two year timeframe required by the tax rules. Furthermore, given the supermajority voting proposal, restoring shareholders' right to call special meetings will be more difficult, since it would require two-thirds approval rather than a simple majority vote. We recommend AGAINST this proposal. However, note that due to Centex's majority ownership, the approval of this provision is virtually assured.

Mgmt	5	Adopt Supermajority Vote Requirement for Amendments	For	Against

Requiring approval by more than a simple majority of voting shares may entrench management by preventing actions that may benefit shareholders. In this case, while we understand the need to preserve the tax-free status of the spin off, we believe the governance provisions viewed in aggregate offer excessive anti-takeover protection which goes beyond the two year timeframe required by the tax rules. Furthermore, due to the supermajority voting requirement, all the other proposed anti-takeover protections may be difficult to unwind, since they would require two-thirds approval rather than majority vote. We recommend AGAINST this proposal. However, note that due to Centex's majority ownership, the approval of this provision is virtually assured.

Mgmt	6	Increase Authorized Preferred and Common Stock	For	Against

Therefore, while the increase in authorized common stock is below the allowable threshold, we oppose authorizing more preferred shares when none are currently outstanding. We recommend that shareholder vote AGAINST the increase in authorized common and preferred stock.

Mgmt	7	Change Company Name	For	For
Mgmt	8	Adopt Shareholder Rights Plan (Poison Pill)	For	Against

We recognize the effectiveness of a poison pill as an anti-takeover mechanism in these particular circumstances to ensure maintenance of the tax free status of the spin off for two years following the transaction. However, since the anti-takeover protection is needed only for two years (for tax purposes), the poison pill should have included a sunset provision after the two year period ends and a chewable feature allowing shareholders to redeem the pill. The TIDE provision does not guarantee that the pill would be redeemed after two years. Given that the company's rights plan does not embody all the above features that ISS recommends, we believe shareholders should not approve the rights plan. However, note that due to Centex's majority ownership, the approval of this provision is virtually assured.

Mgmt	9	Approve Omnibus Stock Plan	For	For
		Vote Recommendation The total cost of the company's plans of 5.63 percent is within the allowable cap for this company of 10.71 percent. Additionally, this plan expressly forbids repricing.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	4,000
Total Shares Voted:			4,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Eastman Chemical Co. *EMN*			Security:	277432100
Meeting Date:		05/06/04	Record Date:	03/15/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Renee J. Hornbaker --- For

	1.2	Elect Director Thomas H. McLain --- For

	1.3	Elect Director Peter M. Wood --- For

Mgmt	2	Ratify Auditors	For	For

ShrHoldr	3	Limit Awards to Executives	Against	Against

ISS notes that the company has negative three-year total shareholder return, but positive one year TSR, and the total direct compensation to the company's CEO has decreased by 53.21 percent from fiscal 2002 to fiscal 2003. We further note that the company has been proactive in its effort to link pay and performance among its top executives and that executive compensation is analyzed by an independent Compensation Committee.         ISS believes that an independent Compensation Committee should have the flexibility to determine the compensation of its senior executives based on a number of appropriate factors, rather then relying on an arbitrary formula. Furthermore, we believe this proposal is too restrictive, as it would limit equity awards to time-based restricted shares. As such, this item does not warrant shareholder approval.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	5,000
Total Shares Voted:			5,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Electronic Data Systems Corp. *EDS*			Security:	285661104
Meeting Date:		05/25/04	Record Date:	03/29/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Roger A. Enrico --- For
		ISS Conclusion: We recommend a vote FOR all director nominees.
	1.2	Elect Director Ellen M. Hancock --- For

	1.3	Elect Director C. Robert Kidder --- For

Mgmt	2	Ratify Auditors	For	For

ShrHoldr	3	Declassify the Board of Directors	Against	For

ISS Conclusion:        The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. Therefore, we believe that the shareholder proposal warrants support.

ShrHoldr	4	Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote	Against	For

ISS Conclusion:        In this case, the company's rights plan was not approved by shareholders nor does it embody the above features that ISS recommends. We therefore agree with the proponent that the current pill should be put to a shareholder vote or redeemed and that any new pill be put to a shareholder vote.

ShrHoldr	5	Amend Vote Requirements to Amend Articles/Bylaws/Charter	Against	For
		ISS Conclusion: ISS supports any reduction of a company's voting requirements.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	10,000
Total Shares Voted:			10,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

First Horizon National Corp *FHN*			Security:	337162101
Meeting Date:		04/20/04	Record Date:	02/27/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Robert C. Blattberg --- For

We recommend a vote FOR the directors with the exception of affiliated outsider Luke Yancy III. We recommend that shareholders WITHHOLD votes from Luke Yancy III for standing as an affiliated outsider on the Audit Committee.

	1.2	Elect Director J. Kenneth Glass --- For
	1.3	Elect Director Michael D. Rose --- For
	1.4	Elect Director Luke Yancy III --- Withhold
	1.5	Elect Director Mary F. Sammons --- For
Mgmt	2	Change Company Name	For	For
Mgmt	3	Amend Omnibus Stock Plan	For	For

                                                    V. Vote Recommendation        We commend the company for expressly forbidding the repricing of stock options under the plan. However, the total cost of the company's plans of 8.11 percent is below the allowable cap for this company of 8.61 percent.

Mgmt	4	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	5,000
Total Shares Voted:			5,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Frontline Ltd. (Formerly London & Overseas Freighters) *FRO*			Security:	G3682E127
Meeting Date:		04/05/04	Record Date:	03/05/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

		Meeting for Holders of ADRs
Mgmt	1	TO APPROVE AMENDMENTS TO THE COMPANY S BYE-LAW 1, AS MORE FULLY DESCRIBED IN THE NOTICE OF MEETING.	For	For

This item seeks shareholder approval to amend the company's articles of incorporation to make a technical change reflecting Frontline's listing on the New York Stock Exchange.         Specifically, the amendment would change the words "Nasdaq Stock Market" to "New York Stock Exchange." The amended articles would also reflect company's new name by replacing "London & Overseas Freighters" with "Frontline Ltd."        As these amendments are technical in nature and would not impact shareholder value. It is recommended that shareholders approve this request.

Mgmt	2	TO APPROVE AN AMENDMENT TO THE COMPANY S BYE-LAW 47. BY THE REPLACEMENT OF THE WORDS NASDAQ STOCK MARKET BY THE WORDS NEW YORK STOCK EXCHANGE IN THE FIRST SENTENCE.	For	For

This item seeks another technical amendment reflecting a change to Bylaw 47 that would include the words "New York Stock Exchange" as one of the three exchanges whose rules may apply to the company's share repurchase program.        At present, Frontline Ltd. shares trade on the New York, London, and Oslo stock exchanges.         As this amendment is technical in nature and would have no impact on shareholder value, support for this item is recommended.

Mgmt	3	TO APPROVE AN AMENDMENT TO THE COMPANY S BYE-LAWS, AS MORE FULLY DESCRIBED IN THE NOTICE OF MEETING.	For	For

This item seeks to include an odd-lot shareholder buyout provision in the company's bylaws. The amendments would grant authority to repurchase all shareholdings of fewer than 100 shares. Affected shareholders would be notified in writing. Fractional shares would be canceled, and proceeds would be returned to shareholders in cash.         This provision would not require an obligatory repurchase but rather would grant the board authority to extend the odd-lot share repurchase program to holders of between 50 and 100 shares.         As the company faces significant costs to maintain odd-lot shareholders, this request to extend the repurchase authority to include 100-share holdings is reasonable and warrants shareholder support.

Mgmt	4	TO APPROVE AN AMENDMENT TO THE COMPANY S BYE-LAW 116. BY THE INCLUSION OF THE TERM OR PROCEEDS OF SHARE REPURCHASE THROUGHOUT.	For	For

This item would amend the company's Bylaw 116 to include a provision that would govern unclaimed odd-lot shares and dividends.        According to the provision, proceeds that are unclaimed for a period of six years would be forfeited and would revert to the company.        As this is a technical legal amendment that would not have a negative impact on existing shareholders, it is recommended that shareholders support this request.

Mgmt	5	TO APPROVE THE COMPULSORY REPURCHASE OF ALL REGISTERED SHAREHOLDINGS OF 49 OR LESS OF THE COMPANY S ORDINARY SHARES.	For	For

Approval of this item would initiate an obligatory repurchase of all shareholdings numbering 49 shares or less. The repurchase would apply to ordinary shares registered in the United Kingdom, the United States, and Norway.         The company has approximately 2,100 shareholders owning 49 or fewer shares, the majority of whom are residents of the United Kingdom. The company claims that the servicing of such holders is significant. In order to reduce costs, the company will send notice to such holders on record at the close of business April 5, 2004. Cash payments will be made in the respective local currency of the exchange where the odd-lot shares were purchased.        As this proposal is a cost-reducing move intended to benefit the vast majority of shareholders, and considering the sufficient notice period and cash payments, there is no reason to oppose this request.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	14,000
Total Shares Voted:			14,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

General Electric Co. *GE*			Security:	369604103
Meeting Date:		04/28/04	Record Date:	03/01/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director James I. Cash, Jr. --- For
		We recommend a vote FOR the directors with the exception of Claudio X. Gonzalez. We recommend that shareholders WITHHOLD votes from Claudio X. Gonzalez for sitting on more than six boards.
	1.2	Elect Director Dennis D. Dammerman --- For
	1.3	Elect Director Ann M. Fudge --- For
	1.4	Elect Director Claudio X. Gonzalez --- Withhold
	1.5	Elect Director Jeffrey R. Immelt --- For
	1.6	Elect Director Andrea Jung --- For
	1.7	Elect Director Alan G. Lafley --- For
	1.8	Elect Director Kenneth G. Langone --- For
	1.9	Elect Director Ralph S. Larsen --- For
	1.10	Elect Director Rochelle B. Lazarus --- For
	1.11	Elect Director Sam Nunn --- For
	1.12	Elect Director Roger S. Penske --- For
	1.13	Elect Director Robert J. Swieringa --- For
	1.14	Elect Director Douglas A. Warner III --- For
	1.15	Elect Director Robert C. Wright --- For
Mgmt	2	Ratify Auditors	For	For
Mgmt	3	Amend Omnibus Stock Plan	For	For

We support the addition of revenue growth rate to the pool of performance measures applicable to long-term performance awards. We also applaud the company's decision to shift a substantial portion of its executive grants to restricted stock units and performance based awards. Such practice should reduce dilution and provide effective incentives for superior performers who remain with the company during periods of stock market fluctuations in which stock options may have no realizable value. In addition, restricted stock units and long-term performance awards more closely align executives' interests with investors' long term interests as these awards are paid out only to executives who remain with the company for extended periods.

ShrHoldr	4	Provide for Cumulative Voting	Against	Against

In the case of General Electric, the company has an annually-elected board comprising a majority of independent directors; its Nominating and Corporate Governance Committee consists of only independent directors; the company grants shareholders confidential voting and the right to call a special meeting; the board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders; the company has a published statement of corporate governance guidelines, including a description of the process by which a shareholder may submit a director nominee; and the company does not have either a dual-class structure or dead-hand poison pill. GE outperformed the S&P 500 Index but underperformed the S&P 500 Industrials Index for one-year shareholder returns. However, GE underperformed these indexes for three-year shareholder returns. For five-year shareholder returns, GE outperformed the S&P 500 Index but underperformed the S&P 500 Industrials Index. In this case, the company meets our corporate governance criteria. Although the company does not fully meet the performance criteria, the company has taken significant steps to improve its corporate governance provisions, especially relating to board reforms and shareholder friendly compensation strategies for officers and directors (see Items 3 and 16). Given that the company: (1) meets our corporate governance criteria and (2) has voluntarily taken steps to improve its corporate governance through policy changes regarding board structure, composition, and responsibilities and executive and director compensation, the proposal does not warrant shareholder support.

ShrHoldr	5	Eliminate Animal Testing	Against	Against

When evaluating proposals on animal testing policies, ISS considers the nature of the product and the degree to which live animal testing is necessary or federally mandated. Additionally, we look at the feasibility and availability of alternative methods. Finally, ISS will evaluate industry practices to determine if animal testing is common at competitors and peer companies in similar circumstances. In this case, GE has developed a policy that calls for utilizing live animal testing to the least extent possible, provided it complies with regulation and does not effect the analysis of treatment effectiveness or employee and consumer safety. Additionally, in some cases alternative methods of testing may be not feasible or fail to meet criteria established by the government. As such, ISS does not recommend shareholder support for the resolution at this time.

ShrHoldr	6	Report on Nuclear Fuel Storage Risks	Against	Against

When considering proposals that request a risk assessment and adoption of new policies regarding the company's nuclear operations, ISS takes into account several factors, including the regulatory framework that the company's operations are subject to and the company's existing disclosure on security and waste management policies and procedures. While the proponents' concerns with the company's on-site storage of nuclear waste is understandable given the state of current events, we note that the nuclear power industry is heavily regulated by the NRC and subject to restrictions and policies introduced by the Office of Homeland Security. In 2002, the NRC completed a comprehensive review of its requirements for nuclear power plants, including the storage of nuclear waste and materials and, as a result, issued new required security measures. In this case, GE operates a spent fuel storage depository; however, the main focus of this resolution is directed at the company's design, manufacturing, and sales of reactors. Based on the tight regulation of the nuclear power industry by the NRC and the fact that GE's operations in the nuclear power industry are primarily in equipment design, sales, and service; not facility operations, we do not believe that this report would provide enough meaningful information to shareholders to justify the time and assets necessary to prepare this report.

ShrHoldr	7	Report on PCB Clean-up	Against	Against
ShrHoldr	8	Report on Foreign Outsourcing	Against	Against

ISS generally supports proposals that call for increased disclosure on matters of importance to shareholders. Such transparency can assist shareholders in better evaluating the business risks associated with their investment. However, the benefits derived from this disclosure must be weighed against the cost and burden of preparing the information and the potential impacts that the disclosure may have on company strategy or operations. When evaluating proposals to review and report on outsourcing or off-shoring, ISS looks at the nature and scope of operations that a company is opting to outsource as well as potential risks and benefits associated with such a policy. Additionally, we consider industry norms with regards to the type and number of positions that are outsourced. Finally, we consider the degree to which publishing a detailed report on company outsourcing policies may provide strategic insight to competitors while not disclosing substantial, useful information to shareholders. In this case we note that GE does outsource some service and technical positions to foreign markets where the company has determined that cost savings would ultimately benefit the company and increase shareholder value. Further we note that several of the company's peers and competitors have outsourced similar jobs. Additionally, detailed disclosure on the company's policies regarding job outsourcing may not provide benefits to shareholders commensurate with the cost of preparing this report. As such, we do not recommend support for the proposal at this time.

ShrHoldr	9	Prepare Sustainability Report	Against	Against

ISS generally supports proposals that seek additional disclosure, as shareholders should be provided with sufficient information in key business areas to fully assess the risks associated with their investment. When evaluating resolutions calling for a sustainability report, ISS reviews the current reporting policies of the company as they relate to sustainability issues. Specifically, we examine the existence and substance of an EHS or similar report, code of corporate conduct, and diversity or equal opportunity data, or a consolidated sustainability report based on a widely accepted standard such as the GRI. In this case, ISS notes that GE currently has significant discussion of many sustainability issues on the company website. This disclosure includes an EHS report, diversity information, the GE Integrity Policy, and information on community involvement and philanthropic initiatives. Moreover, the company has committed to publishing a consolidated report on issues regarding environmental performance, social initiatives, economic achievement, and corporate citizenship in 2004. Therefore, while we will continue to monitor the scope and level of disclosure at GE, we believe that the company has substantially addressed many of the issues noted by the proponent. As such, we do not recommend support for the proposal at this time.

ShrHoldr	10	Limit Composition of Management Development and Compensation Committee to Independent Directors	Against	Against

Given that: (1) the company already has a policy in place requiring that all key board committee members be independent and (2) the company's Management Development and Compensation Committee is currently fully independent by NYSE, Council of Institutional Investors, and ISS definitions, we do not believe this item warrants shareholder support.

ShrHoldr	11	Report on Pay Disparity	Against	Against

In the case of this proposal, we note that the proponent is specifically asking for a comparison of the compensation of the company's top executives with that of its lowest compensated workers on a nationwide basis and a report on any recommendations regarding changing the current level of executive pay. Though the disparity between the pay levels of entry-level and executive employees has undoubtedly grown at many U.S. companies over the past few decades, we note that it is unlikely that the requested report would produce a meaningful gauge for shareholders of whether GE's compensation policies and pay levels are appropriate and effective for employees at the senior executive level. While we understand the proponent's concerns with escalating CEO pay, we note that GE's compensation committee is composed entirely of independent directors. Based on our concerns regarding the utility of the proposed report and the independence of the company's compensation committee, we do not believe that preparation of the requested report would yield meaningful information to shareholders regarding the efficacy of the company's executive compensation policies and practices.

ShrHoldr	12	Limit Awards to Executives	Against	Against

In light of the recent measures taken by the company to make its executive and director equity compensation practices more shareholder friendly (see Items 3 and 16), we believe that the proponent's request of a cessation of all executive stock option programs and bonus programs is unreasonable.

ShrHoldr	13	Limit Board Service for Other Companies	Against	For

In view of the increased demands placed on board members, directors who are overextended may be jeopardizing their ability to serve as effective representatives of shareholders. Even if a person were retired and devoted himself full time to directorships, based on a full-time work schedule (1,920 hours per year) and the estimated hours of board service (300 per year), an individual could not reasonably be expected to serve on more than six boards. In view of this, ISS recommends that shareholders withhold votes from directors who sit on more than six public company boards. Service on boards of subsidiary companies, private companies, or non-profit organizations will be excluded. If a director sits on several mutual fund boards within the same fund family, it will count as one board. We note that the company's policy is substantially similar to the proponent's request. With regard to fully retired directors, the proponent is requesting that board service be limited to a total of five directorships. Although the company's policy does not address whether a director is retired or not, it also allows for a total of five directorships as long as the director in question does not serve as a CEO or in an equivalent position. The proponent is also requesting that board service for the company's non-retired directors be limited to a total of three directorships while the company places a three board limit on directors who serve as CEOs or in equivalent positions. Thus, one of the differences between the proponent's request and the company's policy lies in the treatment of non-retired directors. In the case of non-retired directors, the proponent advocates a total of three directorships while the company currently provides for a limit of five directorships, making the proponent's request slightly more stringent than the company's current policy. Another significant difference between the proponent's request and the company's policy lies in the enforcement mechanisms. While the company may bypass the aforementioned limits with respect to current directors, the proponent's request would not give the company such leeway. In fact, it would require an advisory shareholder vote in the event the proposed policy is discontinued or materially changed. Although the company maintains a policy regarding overboarded directors, the policy permits the maintenance of current directors who exceed these limits if the board determines that such director's service on the board would not be impaired. In fact, the company has already made an exception with regard to director Claudio Gonzalez, who sits on over six other public company boards. The proponent's request would not allow the company to bypass or alter these limits without shareholder approval. Therefore, we believe that the proponent's request represents a preferable policy framework from a shareholder's perspective. As such, we believe this item warrants shareholder support.

ShrHoldr	14	Separate Chairman and CEO Positions	Against	Against
		We believe that the company's governance structure provides a satisfactory balance to a unified chairman and CEO / president position.
ShrHoldr	15	Hire Advisor/Maximize Shareholder Value	Against	Against

GE outperformed the S&P 500 Index but underperformed the S&P 500 Industrials Index for one-year shareholder returns. However, GE underperformed these indexes for three-year shareholder returns. For five-year shareholder returns, GE outperformed the S&P 500 Index but underperformed the S&P 500 Industrials Index. In the absence of other indicators that would suggest: (1) the company is in a period of poor or sluggish performance with no turnaround in sight and (2) the board is entrenched, we believe that many of the company's long-term shareholders would suffer if the company was put into play and sold out at a relatively depressed price. Given that the company regularly reviews its businesses in terms of their global competitiveness, and makes adjustments when warranted in order to maximize long-term value for shareholders, we do not believe it should be required to engage the services of an investment bank to explore the sale of the company at this time. As such, this item does not warrant shareholder support.

ShrHoldr	16	Adopt a Retention Ratio for Executives and Directors	Against	Against

ISS has long advocated director and executive stock ownership as a mechanism of aligning executive and shareholder interests. An alternative approach is the use of a retention ratio or holding period. Such guidelines require executives to hold a percentage of the shares they receive from stock option exercise or other equity awards (net of income taxes owed) either for a specified period of time (a holding period) or for their full term of employment with the company (a retention ratio). Unlike traditional stock ownership requirements, holding periods and retention ratios provide for continuous stock accumulation by executives, irrespective of the value of their share holdings, while minimizing the possibility of abusive short-term profiteering through inside information. A disadvantage, however, is that stock retention policies--particularly if applied for full tenure--could lead to higher executive turnover if executives can only take their wealth out of the firm by leaving. While it is important to encourage executive stock ownership, shareholders must be mindful that it can be accomplished in a number of ways. Therefore, shareholder proposals asking companies to adopt retention ratios for their executives should be evaluated on a case-by-case basis. Targeted companies may already have some type of stock ownership requirement, holding period, retention ratio, or combination, which should be reviewed for stringency. A rigorous stock ownership guideline, for example, should go beyond the standard 5x salary for CEOs, with the multiple declining for other executives. It is also important to consider how easily the stock ownership threshold can be met. Equity awards should not be included in the stock ownership calculation for this purpose. A meaningful retention ratio may also be an effective substitute to traditional stock ownership guidelines-- i.e., at least 50 percent of stock received from equity awards (on a net proceeds basis) must be held for the executive's tenure with the company. In addition to any guidelines currently in place, shareholders should take into account actual officer stock ownership at the company and the degree to which it meets or exceeds the proponent's suggested holding period/retention ratio or the company's own stock ownership policies or retention requirements. Although the company does not require a retention ratio, as currently requested, for directors and officers, it has other mechanisms in place that align director and officer interests with shareholders' interests. These include the aforementioned stock ownership requirements and the one-year holding period for executives. We also note the company's shift to a long-term performance-based equity compensation structure for its executives (40 percent) and deferred stock units for its directors (60 percent). Given that the company already has sufficient mechanisms and policies in place to ensure the alignment of director and officer interests - i.e. (1) stock ownership guidelines, (2) holding period for executives, and (3) a shift to a long-term performance-based equity compensation structure, we do not believe this item warrants shareholder support.

ShrHoldr	17	Require 70% to 80% Independent Board	Against	Against

Given that: (1) the board is 73.3 percent independent according to ISS definitions, (2) the company already has a policy in place providing for a two-thirds independent board, with a minimum of ten independent directors at all times, and (3) the company has voluntarily adopted additional, stricter independence tests with respect to a director's affiliation with non-profit organizations funded by the GE and companies receiving loans from GE, we believe that the company has taken sufficient steps to ensure the maintenance of a supermajority independent board. As such, this item does not warrant shareholder support.

ShrHoldr	18	Report on Political Contributions/Activities	Against	Against

When reviewing requests for proposals on political contributions, ISS takes into account the scope and nature of the request, the company's adherence to laws and regulations governing political contributions, and company policies and additional disclosure on such contributions. In the case of GE, we note that the company complies with federal, state, and local laws regarding contributions to political candidates or organizations. Additionally, much of the information requested by the proponent is available on both government and privately managed websites. Therefore, the scope of the disclosure requested in this proposal may not be substantially different from information currently available, and may not provide any significant benefit to shareholders. As such, it does not appear that preparing and publicizing such reports in the manner requested by the proponent would be the most effective use of company assets.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	11,000
Total Shares Voted:			11,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

General Motors Corp. *GM*			Security:	370442105
Meeting Date:		06/02/04	Record Date:	04/05/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Percy N. Barnevik --- For

	1.2	Elect Director John H. Bryan --- For

	1.3	Elect Director Armando M. Codina --- For

	1.4	Elect Director George M.C. Fisher --- For

	1.5	Elect Director Karen Katen --- For

	1.6	Elect Director Kent Kresa --- For

	1.7	Elect Director Alan G. Lafley --- For

	1.8	Elect Director Philip A. Laskawy --- For

	1.9	Elect Director E.Stanley O'Neal --- For

	1.10	Elect Director Eckhard Pfeiffer --- For

	1.11	Elect Director G.Richard Wagoner, Jr. --- For

Mgmt	2	Ratify Auditors	For	For

ShrHoldr	3	Prohibit Awards to Executives	Against	Against

ShrHoldr	4	Prohibit Awards to Executives	Against	Against

ISS Analysis        ISS supports the use of performance-based pay and believes there should be strong linkage between compensation and performance at the senior executive level. However, ISS believes that issuers should have some flexibility in determining the mix of award types that would best align executives incentives with those of shareholders. Deleting all rights, options, SAR's and severance payments to top management after expiration of existing plans or commitments can unduly restrict the flexibility of the Compensation Committee from designing executive compensation. Therefore, ISS recommends a vote AGAINST this proposal.

ShrHoldr	5	Separate Chairman and CEO Positions	Against	Against
		We believe that the company's governance structure provides a satisfactory balance to a unified chairman and CEO position and therefore recommend a vote against this proposal.
ShrHoldr	6	Limit Composition of Committees to Independent Directors	Against	Against

ShrHoldr	7	Report on Greenhouse Gas Emissions	Against	Against

As the company's current reporting addresses emissions information, including company efforts to incorporate advanced emissions reducing technology into the company's fleet of vehicles in order to improve overall fuel economy, we do not believe that the preparation of an additional report is warranted at this time.

ShrHoldr	8	Submit Severance Agreement (Change-in-Control) to Shareholder Vote	Against	For

ISS Analysis        ISS generally supports the submission of parachute provisions for shareholder ratification as long as there is no requirement for prior shareholder approval which would limit a board's negotiating flexibility. Seeking shareholder approval after the material terms of the contract are agreed upon would give the board a framework to work within and prevent the excessive "pay for failure" packages that have been witnessed at some companies. Furthermore, we believe that a company's parachute provisions should be reasonable and not excessive. To be effective without creating distorted incentives with respect to management, severance arrangements must be considerably less attractive than continued employment with the company. We recommend a vote in favor of this proposal.

ShrHoldr	9	Establish Executive and Director Stock Ownership Guidelines	Against	Against

In this case, while the company has executive stock ownership requirements of 1x to 5x salary, the actual stock ownership of the CEO and some of the other executive officers exceeds 7x salary. The company has also updated its stock ownership guidelines for directors since the filing of 2004 proxy statement from 3x to 5x annual retainer for directors. Therefore, ISS belives that the company substantially meets what would be considered appropriate stock ownership requirements for aligning the interests of executives and directors with those of shareholders. We recommend a vote AGAINST this proposal.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	8,000
Total Shares Voted:			8,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Graco Inc. *GGG*			Security:	384109104
Meeting Date:		04/23/04	Record Date:	02/23/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	17,000
Total Shares Voted:			17,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Harrah's Entertainment, Inc. *HET*			Security:	413619107
Meeting Date:		04/29/04	Record Date:	03/01/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Ralph Horn --- For

	1.2	Elect Director Gary W. Loveman --- For

	1.3	Elect Director Philip G. Satre --- For

	1.4	Elect Director Boake A. Sells --- For

Mgmt	2	Approve Omnibus Stock Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 9.10 percent is within the allowable cap for this company of 12.57 percent. Additionally, this plan expressly forbids repricing.
Mgmt	3	Approve Executive Incentive Bonus Plan	For	For

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

Mgmt	4	Ratify Auditors	For	For

ShrHoldr	5	Report on Political Contributions/Activities	Against	Against

When reviewing requests for proposals on political contributions, ISS takes into account the scope and nature of the request, the company's adherence to laws and regulations governing political contributions, and company policies and additional disclosure on such contributions. In the case of Harrah's Entertainment, we note that the company follows all state and local laws regarding contributions to political candidates or organizations. Additionally, the company enforces compliance by requiring approval from the company's Law Department prior to authorizing a contribution to a political entity. Finally, the extensive scope of the reports requested in this proposal may not be substantially different from information currently available and could prove costly and difficult for the company to publish in a formal report. As such, it does not appear that preparing and publicizing such reports in the manner requested by the proponent would be the most effective use of shareholder funds.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	6,000
Total Shares Voted:			6,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Hawaiian Electric Industries, Inc. *HE*			Security:	419870100
Meeting Date:		04/20/04	Record Date:	02/11/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Victor Hao Li, S.J.D. --- For

We recommend a vote FOR the directors with the exception of affiliated outsider Jeffrey N. Watanabe. We recommend that shareholders WITHHOLD votes from Jeffrey N. Watanabe for standing as an affiliated outsider on the Nominating Committee.

	1.2	Elect Director T. Michael May --- For
	1.3	Elect Director Diane J. Plotts --- For
	1.4	Elect Director Kelvin H. Taketa --- For
	1.5	Elect Director Jeffrey N. Watanabe --- Withhold
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	8,600
Total Shares Voted:			8,600

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Hubbell Incorporated *HUB.B*			Security:	443510201
Meeting Date:		05/03/04	Record Date:	03/05/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	13,000
Total Shares Voted:			13,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Ingles Markets, Inc. *IMKTA*			Security:	457030104
Meeting Date:		02/17/04	Record Date:	01/05/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Withhold
	1.1	Elect Director John O. Pollard --- Withhold

We recommend withholding votes from all of the nominees. We recommend that shareholders WITHHOLD votes from J. Alton Wingate, Charles L. Gaither, Jr., and John O. Pollard for failure to establish an independent nominating committee. We also recommend that shareholders WITHHOLD votes from J. Alton Wingate and John O. Pollard for standing as affiliated outsiders on the Audit/Compensation Committee.

	1.2	Elect Director Alton Wingate --- Withhold
	1.3	Elect Director Charles L. Gaither, Jr. --- Withhold
Mgmt	2	Proposal to Adopt Transferee Amendment Regarding the transfer of Common Stock	For	Against

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	21,004
Total Shares Voted:			21,004

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Johnson & Johnson *JNJ*			Security:	478160104
Meeting Date:		04/22/04	Record Date:	02/24/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Gerard N. Burrow --- For
We recommend a vote FOR the directors.
	1.2	Elect Director Mary S. Coleman --- For
	1.3	Elect Director James G. Cullen --- For
	1.4	Elect Director Robert J. Darretta --- For
	1.5	Elect Director M. Judah Folkman --- For
	1.6	Elect Director Ann D. Jordan --- For
	1.7	Elect Director Arnold G. Langbo --- For
	1.8	Elect Director Susan L. Lindquist --- For
	1.9	Elect Director Leo F. Mullin --- For
	1.10	Elect Director Steven S Reinemund --- For
	1.11	Elect Director David Satcher --- For
	1.12	Elect Director Henry B. Schacht --- For
	1.13	Elect Director William C. Weldon --- For
Mgmt	2	Ratify Auditors	For	For
ShrHoldr	3	Cease Charitable Contributions	Against	Against

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	6,000
Total Shares Voted:			6,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

JPMorgan Chase & Co. *JPM*			Security:	46625H100
Meeting Date:		05/25/04	Record Date:	04/02/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Approve Merger Agreement	For	For

Conclusion: JPM shareholders will own approximately 58 percent of the company and maintain management control with Mr. Harrison serving as the CEO for two years until Mr. Dimon takes over that role. The board composition will be split equally. J.P. Morgan determined that board participation at this level for Bank One was a condition to the deal. Considering the relatively low premium to comparable transactions, strategic importance of the deal to both firms, and the potential cost savings, the board and management tradeoffs appear balanced. In aggregate, the deal presents a compelling case for both J.P. Morgan and Bank One shareholders due to the strategic benefits of the transactions, improved competitive position, cost synergies and the possibility of additional revenue opportunities. We recommend a vote in favor of the transaction.

Mgmt	2	Elect Directors	For	For
Mgmt	3	Ratify Auditors	For	For
Mgmt	4	Amend Executive Incentive Bonus Plan	For	For

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

Mgmt	5	Adjourn Meeting	For	Against
		Once their votes have been cast, there is no justification for spending more money to continue pressing shareholders for more votes.
ShrHoldr	6	Establish Term Limits for Directors	Against	Against

Because a six-year term limit is arbitrary, and because the company's shareholders can express their dissatisfaction with directors on an annual basis, we believe that the proposal does not warrant shareholder support.

ShrHoldr	7	Charitable Contributions	Against	Against

ISS generally believes that charitable contributions are beneficial to the company when they are donated in good faith and in the absence of gross negligence or self-dealing of management. These contributions assist in worthwhile causes and can help generate goodwill within the community. The JP Morgan Chase Foundation engages and donates to causes that management believes are beneficial to the communities in which the company operates and in the best interests of the company. Further, the company provides comprehensive information regarding its corporate giving grants in its Corporate Responsibility Annual Reports available on the company's website. Therefore, lacking evidence to the contrary, we believe that continuing these charitable contributions is in the best interests of the shareholders.

ShrHoldr	8	Political Contributions	Against	Against

When reviewing requests for proposals on political contributions, ISS takes into account the scope and nature of the request, the company's adherence to laws and regulations governing political contributions, and company policies and additional disclosure on such contributions. In the case of JP Morgan Chase, we note that the company appears to comply with state and local laws regarding contributions to political candidates or organizations. Furthermore, federal contributions are made with donations through a PAC and not directly from the company, and information on these PAC contributions is available through certain public sources. Therefore, the scope of the disclosure requested in this proposal may not be substantially different from information currently available, and could prove costly and difficult for the company to publish in a formal report. As such, it does not appear that preparing and publicizing such reports in the manner requested by the proponent would be the most effective use of shareholder funds.

ShrHoldr	9	Separate Chairman and CEO Positions	Against	For

In this case, J.P. Morgan does not have an independent lead director. Absent an offsetting governance structure, we believe that a company of this size should be able to find two qualified people willing to serve in the separate positions of chairman and CEO / president.

ShrHoldr	10	Provide Adequate Disclosure for over the counter Derivatives	Against	Against

Because the company complies with regulatory and FASB requirements for derivative disclosure, the company's existing disclosure provides an adequate basis to evaluate the company's collateral on derivatives. At this time, we recommend against the proposal.

ShrHoldr	11	Auditor Independence	Against	Against

In the specific case of J.P. Morgan Chase, the company paid $25.1 million for audit fees, $17.3 million for audit-related fees and $11 million for other non-audit related fees. The non-audit services are not excessive. Therefore, we believe this proposal does not warrant shareholder support.

ShrHoldr	12	Submit Non-Employee Director Compensation to Vote	Against	Against

JP Morgan's director compensation is in line with the compensation practices of its peers. We agree with the company's view that a significant portion of the overall director compensation be linked to the company's stock. At this time, in the absence of compelling evidence of abusive director compensation practices, we recommend against the proposal.

ShrHoldr	13	Report on Pay Disparity	Against	Against

When reviewing requests for reports on executive compensation, ISS takes into consideration the scope of the requested report, the company's internal procedures for determining compensation, and the company's historical compensation practices. As with all report requests, ISS carefully weighs the potential usefulness of the requested report against the costs of preparation and whether the report would be duplicative of existing disclosure. In the case of this proposal, we note that the proponent is specifically asking for a comparison of the compensation of the company's top executives with that of its lowest compensated workers on a worldwide basis and a report on any recommendations regarding changing the current level of executive pay. Though the disparity between the pay levels of entry-level and executive employees has undoubtedly grown at many U.S. companies over the past few decades, we note that it is unlikely that the requested report would produce a meaningful gauge for shareholders of whether the company's compensation policies and pay levels are appropriate and effective for employees at the senior executive level. While we understand the proponent's concerns with escalating CEO pay, we note that the board's Compensation & Management Development Committee is composed entirely of independent directors. Based on our concerns regarding the scope of the proposal and the independence of the company's compensation committee, we do not believe that preparation of the requested report would yield meaningful information to shareholders regarding the efficacy of the company's executive compensation policies and practices.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	12,200
Total Shares Voted:			12,200

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

KeyCorp *KEY*			Security:	493267108
Meeting Date:		05/13/04	Record Date:	03/16/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Approve Omnibus Stock Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 8.07 percent is within the allowable cap for this company of 8.38 percent. Additionally, this plan expressly forbids repricing.
Mgmt	3	Approve Executive Incentive Bonus Plan	For	For

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

Mgmt	4	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	11,000
Total Shares Voted:			11,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Keystone Property Trust			Security:	493596100
Meeting Date:		06/03/04	Record Date:	04/29/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Trustee Donald E. Callaghan --- For

	1.2	Elect Trustee Jonathan D. Eilian --- For

	1.3	Elect Trustee John S. Moody --- For

Mgmt	2	Declassify the Board of Trustees	For	For
		ISS commends management for submitting this proposal, which demonstrates a commitment to shareholders' interests.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	5,000
Total Shares Voted:			5,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Kinder Morgan, Inc. *KMI*			Security:	49455P101
Meeting Date:		05/11/04	Record Date:	03/12/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Charles W. Battey --- Withhold

We recommend a vote FOR the directors with the exception of affiliated outsider Charles W. Battey. We recommend that shareholders WITHHOLD votes from Charles W. Battey for standing as an affiliated outsider on the Audit Committee.

	1.2	Elect Director H. A. True, III --- For

	1.3	Elect Director Fayez Sarofim --- For

Mgmt	2	Ratify Auditors	For	For

Mgmt	3	Amend Stock Option Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 4.30 percent is within the allowable cap for this company of 6.25 percent. Additionally, this plan expressly forbids repricing.
ShrHoldr	4	Prepare a Sustainability Report	Against	For

While Kinder Morgan does have a code of conduct and ethics for employees available on the company website, as well as some discussion on certain health and safety issues; detailed disclosure on issues of diversity, workplace health and safety, and sustainable growth could be improved and included as part of a comprehensive report. Moreover, some of Kinder Morgan's competitors have adopted more inclusive reporting initiatives on these topics. Additionally, we do not believe that the incremental approach advocated by the GRI would be overly burdensome for the company to implement. Therefore, considering the current lack of detailed disclosure and the potential benefits that could be derived from increased reporting, ISS recommends a vote for this proposal.

ShrHoldr	5	Expense Stock Options	Against	For

In the absence of an accepted methodology with which to value the contingent cost of stock options, companies that have voluntarily expensed stock options have had flexibility in their selection of a specific valuation methodology. Opponents of option expensing argue that options are difficult to value and expensing options could add complexity and decrease transparency in financial reporting. However, given the fact that stock options have become an integral component of compensation, their value cannot be ignored and treated as "no-cost" compensation. We believe that stock options should be expensed along with other forms of compensation. Given that (1) many companies use stock options as a significant component of overall compensation, (2) the exercise of options result in a transfer of shareholder value, and (3) the contingent cost of options reduces earnings, we believe that options should be expensed along with all other forms of compensation to better reflect the company's true earnings and provide additional discipline against overuse.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	2,000
Total Shares Voted:			2,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Lance, Inc. *LNCE*			Security:	514606102
Meeting Date:		04/22/04	Record Date:	03/01/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director S. Lance Van Every --- For
		We recommend a vote FOR the directors.
	1.2	Elect Director David V. Singer --- For
	1.3	Elect Director Dan C. Swander --- For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	32,000
Total Shares Voted:			32,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Lloyds TSB Group plc (formerly TSB Group)			Security:	539439109
Meeting Date:		05/21/04	Record Date:	04/14/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

		Meeting for Holders of ADRs
Mgmt	1	RECEIVING THE REPORT AND ACCOUNTS	For	For
Mgmt	2	APPROVAL OF THE DIRECTORS REMUNERATION REPORT	For	For
Mgmt	3	ELECTION OF DIRECTOR: MR P G AYLIFFE	For	For
Mgmt	4	ELECTION OF DIRECTOR: DR W C G BERNDT	For	For
Mgmt	5	ELECTION OF DIRECTOR: MRS A A KNIGHT	For	For
Mgmt	6	ELECTION OF DIRECTOR: MRS H A WEIR	For	For
Mgmt	7	RE-ELECTION OF DIRECTOR: MR EWAN BROWN	For	For
Mgmt	8	RE-ELECTION OF DIRECTOR: MR J E DANIELS	For	For
Mgmt	9	RE-ELECTION OF DIRECTOR: MR D P PRITCHARD	For	For
Mgmt	10	RE-ELECTION OF DIRECTOR: MR M A VAN DEN BERGH	For	For
Mgmt	11	Ratify Auditors	For	For
Mgmt	12	DIRECTORS AUTHORITY TO SET THE REMUNERATION OF THE AUDITORS	For	For
Mgmt	13	DIRECTORS AUTHORITY TO ALLOT SHARES	For	For
Mgmt	14	DIRECTORS POWER TO ISSUE SHARE SHARE FOR CASHRES	For	For
Mgmt	15	AUTHORITY FOR THE COMPANY TO PURCHASE ITS SHARES	For	For
Mgmt	16	ADOPTION OF NEW ARTICLES OF ASSOCIATION	For	For
Mgmt	17	APPROVAL OF A NEW PERFORMANCE SHARE PLAN AND CHANGES TO THE EXECUTIVE SHARE OPTION SCHEME	For	For

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	12,000
Total Shares Voted:			12,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

M & T Bank Corp. *MTB*			Security:	55261F104
Meeting Date:		04/20/04	Record Date:	02/27/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director William F. Allyn --- For
We recommend a vote FOR the directors with the exception of independent outsider Richard E. Garman. We recommend that shareholders WITHHOLD votes from Richard E. Garman for poor attendance.
	1.2	Elect Director Brent D. Baird --- For
	1.3	Elect Director Robert J. Bennett --- For
	1.4	Elect Director C. Angela Bontempo --- For
	1.5	Elect Director Robert T. Brady --- For
	1.6	Elect Director Emerson L. Brumback --- For
	1.7	Elect Director Michael D. Buckley --- For
	1.8	Elect Director Patrick J. Callan --- For
	1.9	Elect Director R. Carlos Carballada --- For
	1.10	Elect Director T. Jefferson Cunningham III --- For
	1.11	Elect Director Donald Devorris --- For
	1.12	Elect Director Richard E. Garman --- Withhold
	1.13	Elect Director James V. Glynn --- For
	1.14	Elect Director Derek C. Hathaway --- For
	1.15	Elect Director Daniel R. Hawbaker --- For
	1.16	Elect Director Patrick W.E. Hodgson --- For
	1.17	Elect Director Gary Kennedy --- For
	1.18	Elect Director Richard G. King --- For
	1.19	Elect Director Reginald B. Newman, II --- For
	1.20	Elect Director Jorge G. Pereira --- For
	1.21	Elect Director Michael P. Pinto --- For
	1.22	Elect Director Robert E. Sadler, Jr. --- For
	1.23	Elect Director Eugene J. Sheehy --- For
	1.24	Elect Director Stephen G. Sheetz --- For
	1.25	Elect Director Herbert L. Washington --- For
	1.26	Elect Director Robert G. Wilmers --- For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	2,500
Total Shares Voted:			2,500

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Merck & Co., Inc. *MRK*			Security:	589331107
Meeting Date:		04/27/04	Record Date:	02/24/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Peter C. Wendell --- For
		We recommend a vote FOR the directors.
	1.2	Elect Director William G. Bowen --- For
	1.3	Elect Director William M. Daley --- For
	1.4	Elect Director Thomas E. Shenk --- For
	1.5	Elect Director Wendell P. Weeks --- For
Mgmt	2	Ratify Auditors	For	For
Mgmt	3	Declassify the Board of Directors	For	For
		ISS commends management for submitting this proposal, which demonstrates a commitment to shareholders' interests.
ShrHoldr	4	Prohibit Awards to Executives	Against	Against
ShrHoldr	5	Develop Ethical Criteria for Patent Extension	Against	Against
ShrHoldr	6	Link Executive Compensation to Social Issues	Against	Against
ShrHoldr	7	Report on Political Contributions	Against	Against
ShrHoldr	8	Report on Operational Impact of HIV/AIDS, TB, and Malaria Pandemic	Against	Against

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	10,500
Total Shares Voted:			10,500

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

National City Corp. *NCC*			Security:	635405103
Meeting Date:		04/27/04	Record Date:	03/05/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Approve Omnibus Stock Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 5.15 percent is within the allowable cap for this company of 5.21 percent. Additionally, this plan expressly forbids repricing.
Mgmt	3	Amend Executive Incentive Bonus Plan	For	For

The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

Mgmt	4	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	9,800
Total Shares Voted:			9,800

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

National Fuel Gas Co. *NFG*			Security:	636180101
Meeting Date:		02/19/04	Record Date:	12/22/03

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Philip C. Ackerman --- For
		We recommend shareholders vote FOR Philip C. Ackerman but WITHHOLD votes from Audit Committee member Bernard S. Lee for paying excessive non-audit fees.
	1.2	Elect Director Bernard S. Lee --- Withhold

Mgmt	2	Ratify Auditors	For	Against

		Shareholder Proposal
ShrHoldr	3	Limit Awards to Executives	Against	Against

In evaluating this shareholder proposal, ISS gathered two data points: (a) top five equity grants as a percentage of total grants (concentration ratio); and (b) top five grants as a percentage of basic common shares outstanding (executive burn rate) for the past five years. For fiscal years 1999 through 2001, the concentration ratio is significantly high, ranging from 65 to 76 percent of total shares granted. This suggests that top five executives were receiving a majority of the stock grants. During these years, the executive burn rate ratios ranged from 1.3 to 1.8 percent of common shares outstanding. Since the arrival of the new CEO in October 2001, the concentration ratio and the executive burn rate for the past two years have declined significantly, to an average of 13.4 and 0.6 percent, respectively. Please note that the these ratios also include the long-term incentive plan payouts that had no vesting schedules attached, and thus were not classified as outstanding awards under the stock option plan footnote in the company's 10-K.         Although the new CEO received a time-based restricted stock grant of over $2 million in 2002, ISS observed that the current equity grants have been moderated in recent years. By limiting executive grants to a fixed percentage of common shares outstanding may not provide the company the flexibility to recruit or retain executive talent under difficult times. ISS will monitor the CEO's pay and performance and may withhold from the compensation committee members in the future for any disconnect between CEO's pay and performance.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	5,400
Total Shares Voted:			5,400

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

OGE Energy Corp. *OGE*			Security:	670837103
Meeting Date:		05/20/04	Record Date:	03/22/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Luke R. Corbett --- For

We recommend a vote FOR the directors with the exception of J.D. Williams. We recommend that shareholders WITHHOLD votes from J.D. Williams for standing as an affiliated outsider on the Audit and Nominating committees.

	1.2	Elect Director Robert Kelley --- For
	1.3	Elect Director J.D. Williams --- Withhold

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	5,000
Total Shares Voted:			5,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Old Republic International Corp. *ORI*			Security:	680223104
Meeting Date:		05/28/04	Record Date:	03/22/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Withhold
	1.1	Elect Director Jimmy A. Dew --- Withhold

We recommend withholding votes from all of the nominees. We recommend that shareholders WITHHOLD votes from independent outsiders John M. Dixon, Wilbur S. Legg, John W. Popp and insider Jimmy A. Dew for failing to remove a dead-hand, slow-hand, or similar feature in the company's poison pill.

	1.2	Elect Director John M. Dixon --- Withhold
	1.3	Elect Director Wilbur S. Legg --- Withhold
	1.4	Elect Director John W. Popp --- Withhold

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	4,500
Total Shares Voted:			4,500

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Pfizer Inc. *PFE*			Security:	717081103
Meeting Date:		04/22/04	Record Date:	02/27/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Michael S. Brown --- For
		We recommend a vote FOR the directors.
	1.2	Elect Director M. Anthony Burns --- For
	1.3	Elect Director Robert N. Burt --- For
	1.4	Elect Director W. Don Cornwell --- For
	1.5	Elect Director William H. Gray III --- For
	1.6	Elect Director Constance J. Horner --- For
	1.7	Elect Director William R. Howell --- For
	1.8	Elect Director Stanley O. Ikenberry --- For
	1.9	Elect Director George A. Lorch --- For
	1.10	Elect Director Henry A. Mckinnell --- For
	1.11	Elect Director Dana G. Mead --- For
	1.12	Elect Director Franklin D. Raines --- For
	1.13	Elect Director Ruth J. Simmons --- For
	1.14	Elect Director William C. Steere, Jr. --- For
	1.15	Elect Director Jean-Paul Valles --- For
Mgmt	2	Ratify Auditors	For	For
Mgmt	3	Approve Omnibus Stock Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 4.88 percent is within the allowable cap for this company of 6.79 percent. Additionally, this plan expressly forbids repricing.
ShrHoldr	4	Report on Operational Impact of HIV/AIDS, TB, and Malaria Pandemic	Against	Against

In this case, we believe that the company has taken certain actions to help address the affects of this healthcare crisis in emerging markets. These actions are similar in nature and scope to those taken by industry peers and competitors, and represent an acknowledgement of the effect that the HIV/AIDS, TB, and malaria pandemic could have on company strategy and operations. As such, when considering the scope of Pfizer's initiatives to address this crisis and current level of disclosure, we do not believe that the report requested in this proposal will provide information to shareholders commensurate with the potential difficulties and expenses of preparing the report. Therefore, we do not recommend shareholder support for the resolution at this time.

ShrHoldr	5	Cease Political Contributions/Activities	Against	Against

Interaction between corporate America and the political process has been a topic of debate for several years. Increasing scrutiny during and election year and in the wake of corporate scandals has led to a surge in shareholder activism on issues of political contributions. Opponents of corporate political contributions argue that companies spending scarce resources on expensive lobbying efforts and donating to PACs would be better off investing that money on new procedures that will better position the company to deal with the coming regulations or improve its operations. Conversely, corporate responses tend to suggest that company involvement in the political process can be beneficial to the business interests of the company and, ultimately, shareholder value. When reviewing requests for proposals on political contributions, ISS takes into account the scope and nature of the request, the company's adherence to laws and regulations governing political contributions, and company policies and additional disclosure on such contributions. In this case, the proponent has requested that the company completely refrain from political contributions without providing a business case for the resolution. Moreover, we note that the company complies with all appropriate state and federal laws regarding campaign contributions. Therefore, based on the level of government oversight on political contributions and lack of supporting information for this proposal, ISS recommends that shareholders vote against this item.

ShrHoldr	6	Report on Political Contributions/Activities	Against	Against

When reviewing requests for proposals on political contributions, ISS takes into account the scope and nature of the request, the company's adherence to laws and regulations governing political contributions, and company policies and additional disclosure on such contributions. In the case of Pfizer, we note that the company follows all state and local laws regarding contributions to political candidates or organizations. Additionally, interested parties can view information on the company's political contributions and donations on a report published at the end of each election cycle. Finally, the scope and nature of the information requested in this proposal may not be substantially different from data currently available and could prove costly and difficult for the company to publish in a formal report. As such, it does not appear that preparing and publicizing such reports in the manner requested by the proponent would be the most effective use of shareholder funds.

ShrHoldr	7	Establish Term Limits for Directors	Against	Against

Under an effective corporate governance system, shareholders have the right to express their preferences each year by voting on directors at the annual meeting. Thus, shareholders can remove or reelect directors as they see fit.

ShrHoldr	8	Report on Drug Pricing	Against	Against

When evaluating drug-pricing proposals, ISS considers the economic benefits of providing subsidized drugs (e.g., public goodwill) against the potential costs in terms of reduced profits, lower R&D spending, and harm to competitiveness. Additionally, the company's current policies are taken into account, including any existing subsidy or donor programs that make life-saving pharmaceuticals more accessible to financially needy patients. Finally, we consider the degree to which peer companies have implemented price restraints. Specifically, this proposal calls for the company to limit price increases to a level below that of the annual inflation rate, and report to shareholders on these initiatives. While ISS generally supports increased disclosure that may help shareholders better evaluate their investment, the cost and difficulty in generating this information should be offset by benefits gained from the report. In this case, we also note that the structure of the proposal includes commitment to a pricing policy along with the report. Pfizer has implemented several programs to assist in increasing accessibility to their products for the financially needy. Additionally, the company provides information on these discount, subsidy, and assistance programs in its public filings and on the company website. Finally, ISS agrees with the company that linking drug pricing to the inflation rate may place the company at a competitive disadvantage by artificially discounting prices below those of competitors' products and limiting resources to invest in research and development. Therefore, ISS recommends that shareholders vote against this proposal.

ShrHoldr	9	Limit Awards to Executives	Against	Against
ShrHoldr	10	Amend Animal Testing Policy	Against	Against

In this case, Pfizer has developed a policy that calls for utilizing in vitro testing wherever possible provided it complies with regulations and does not effect the analysis of treatment effectiveness or patient safety. Additionally, in some cases alternative methods of testing may be not feasible or meet criteria established by the government. Moreover, the level of live animal testing at Pfizer appears to be consistent with industry standards on the topic. As such, ISS does not recommend shareholder support for the resolution at this time.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	19,500
Total Shares Voted:			19,500

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

PNC Financial Services Group, Inc. *PNC*			Security:	693475105
Meeting Date:		04/27/04	Record Date:	02/27/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Paul Chellgren --- For

We recommend a vote FOR the directors with the exception of Richard B. Kelson. We recommend that shareholders WITHHOLD votes from Richard B. Kelson for standing as an affiliated outsider on the Audit Committee.

	1.2	Elect Director Robert Clay --- For
	1.3	Elect Director J. Gary Cooper --- For
	1.4	Elect Director George Davidson, Jr. --- For
	1.5	Elect Director Richard Kelson --- Withhold
	1.6	Elect Director Bruce Lindsay --- For
	1.7	Elect Director Anthony Massaro --- For
	1.8	Elect Director Thomas O'Brien --- For
	1.9	Elect Director Jane Pepper --- For
	1.10	Elect Director James Rohr --- For
	1.11	Elect Director Lorene Steffes --- For
	1.12	Elect Director Dennis Strigl --- For
	1.13	Elect Director Stephen Thieke --- For
	1.14	Elect Director Thomas Usher --- For
	1.15	Elect Director Milton Washington --- For
	1.16	Elect Director Helge Wehmeier --- For

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	6,600
Total Shares Voted:			6,600

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Public Service Enterprise Group Inc. *PEG*			Security:	744573106
Meeting Date:		04/20/04	Record Date:	02/20/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Albert R. Gamper, Jr. --- For
		We recommend a vote FOR the directors.
	1.2	Elect Director Ernest H. Drew --- For
	1.3	Elect Director William V. Hickey --- For
	1.4	Elect Director Richard J. Swift --- For
Mgmt	2	Approve Omnibus Stock Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 3.47 percent is within the allowable cap for this company of 6.69 percent. Additionally, this plan expressly forbids repricing.
Mgmt	3	Ratify Auditors	For	For
ShrHoldr	4	Require Two Candidates for Each Board Seat	Against	Against

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	3,000
Total Shares Voted:			3,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

R. R. Donnelley & Sons Co. *RRD*			Security:	257867101
Meeting Date:		02/23/04	Record Date:	01/15/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Issue Shares in Connection with an Acquisition	For	For

Mgmt	2	Approve Omnibus Stock Plan	For	For
		Vote Recommendation The total cost of the company's plans of 10.27 percent is within the allowable cap for this company of 12.35 percent. Additionally, this plan expressly forbids repricing.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	14,500
Total Shares Voted:			14,500

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

R. R. Donnelley & Sons Co. *RRD*			Security:	257867101
Meeting Date:		04/14/04	Record Date:	03/01/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Mark A. Angelson --- For
		We recommend a vote FOR the directors.
	1.2	Elect Director Robert F. Cummings, Jr. --- For

	1.3	Elect Director Alfred C. Eckert III --- For

	1.4	Elect Director Oliver R. Sockwell --- For

	1.5	Elect Director Stephen M. Wolf --- For

ShrHoldr	2	Sale of Company Assets	Against	Against

The announcement of the Moore Wallace merger took place after the Oct. 24, 2003, deadline to submit shareholder proposals for this year's annual meeting. The board's rationale for the merger with Moore Wallace included a solution for its management succession issues, the opportunity to enhance its revenue base with a complementary business, and the transaction is expected to be accretive to its earnings. The shares of R.R. Donnelley are up 4.1 percent since the announcement of the transaction as of March 19, 2003. Moreover, R.R. Donnelley's stock was up 44.59 percent in the fiscal year ended December 2003. The board's decision to effect a business combination with Moore Wallace appears to be a net positive for shareholders on aggregate and there is little basis to recommend an immediate sale of the company, therefore, we recommend shareholders vote AGAINST this proposal.

ShrHoldr	3	Expense Stock Options	Against	For

Approval of this item and the implementation of a policy and practice of expensing the costs of all future stock option grants would result in the adoption of the "fair value" method, prescribed by Statement of Financial Accounting Standards No. 123, "Accounting for Stock Compensation." The "fair value" is determined using an option-pricing model that takes into account multiple factors in estimating the value of stock options. Such factors include the exercise price and expected life of the option, the current price of the underlying stock and its expected volatility, expected dividends on the stock, and the risk-free interest rate for the expected term of the option. Under the "fair value" method, compensation cost is measured at the grant date based on the value of the award and is recognized over the service period, which is usually the vesting period. Although there is no uniform or conventional methodology mandated for computing "fair value", recent pressure by investors has led approximately 176 companies to publicly announce their plans to adopt the "fair value" method.         ISS supports the general principle motivating this non-binding proposal. In the wake of financial reporting problems and excessive executive compensation at companies like Enron Corp., Worldcom Inc., and Tyco International Ltd., we agree with the growing investor consensus that companies should expense the costs associated with stock options in order to increase the accuracy of their financial statements. Although companies can choose to expense options, the Financial Accounting Standards Board (FASB) does not require it. Since the expensing of options lowers earnings, most companies have elected not to do so. Instead, most companies have opted to disclose option values only in the footnotes to their annual reports.         In the absence of an accepted methodology with which to value the contingent cost of stock options, companies that have voluntarily expensed stock options have had flexibility in their selection of a specific valuation methodology. Opponents of option expensing argue that options are difficult to value and expensing options could add complexity and decrease transparency in financial reporting. However, given the fact that stock options have become an integral component of compensation, their value cannot be ignored and treated as "no-cost" compensation. We believe that stock options should be expensed along with other forms of compensation. Given that (1) many companies use stock options as a significant component of overall compensation, (2) the exercise of options result in a transfer of shareholder value, and (3) the contingent cost of options reduces earnings, we believe that options should be expensed along with all other forms of compensation to better reflect the company's true earnings and provide additional discipline against overuse.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	14,500
Total Shares Voted:			14,500

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Raven Industries, Inc. *RAVN*			Security:	754212108
Meeting Date:		05/26/04	Record Date:	04/07/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Anthony W. Bour --- For

We recommend a vote FOR the directors with the exception of affiliated outsider David A. Christensen. We recommend that shareholders WITHHOLD votes from David A. Christensen for standing as an affiliated outsider on the Compensation and Nominating committees.

	1.2	Elect Director David A. Christensen --- Withhold
	1.3	Elect Director Thomas S. Everist --- For
	1.4	Elect Director Mark E. Griffin --- For
	1.5	Elect Director Conrad J. Hoigaard --- For
	1.6	Elect Director Cynthia H. Milligan --- For
	1.7	Elect Director Ronald M. Moquist --- For

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	16,500
Total Shares Voted:			16,500

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Repsol Ypf SA (Formerly Repsol, S.A.)			Security:	76026T205
Meeting Date:		03/31/04	Record Date:	02/23/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

		Meeting for Holders of ADRs
Mgmt	1	THE CONSOLIDATED ANNUAL FINANCIAL STATEMENTS OF REPSOL YPF, S.A., AND ITS SUBSIDIARIES FOR THE FISCAL YEAR ENDED 31ST DECEMBER 2003.	For	For
Mgmt	2	APPOINTMENT, RATIFICATION, RE-ELECTION, OR STATUTORY RENEWAL OF TERM OF OFFICE OF THE BOARD MEMBERS.	For	For
Mgmt	3	Ratify Auditors	For	For
Mgmt	4	AUTHORIZATION OF THE BOARD OF DIRECTORS FOR THE DERIVATIVE ACQUISITION OF SHARES OF REPSOL YPF, S.A., DIRECTLY OR THROUGH CONTROLLED COMPANIES.	For	For
Mgmt	5
AMENDMENT OF ARTICLES 1 ( DENOMINATION ), 15 ( SHAREHOLDERS MEETING ), 23 ( RIGHT OF ATTENDANCE ), 24 ( REPRESENTATION ), 30 ( COMPOSITION OF THE BOARD ), AND 33 ( LIABILITY ) OF THE CORPORATE BYLAWS TO MAKE THEM CONSISTENT WITH THE PROVISIONS OF LAW 26/
			For	For

This item seeks shareholder approval to amend several articles of the company's bylaws. Amendments to Articles 1, 15, 23, 24, 30, and 33 are designed to comply with the Transparency Law passed in July 2003, and the amendment to Article 13 eliminates the maximum limit of debt issuances, pursuant to the provisions of Spanish Stock Market Law passed in December 2003. Modifications due to Transparency Law compliance include the addition of provisions relating to guidelines for shareholders' meetings and the board of directors, the possibility of remote attendance and electronic voting at shareholder meetings, and the addition of the board's liability terms to reflect changes in Spanish Law. This is a bundled item. Bundling changes that treat different provisions of the articles into one voting item prevents shareholders from separating items of concern from routine changes. By leaving shareholders with an all-or-nothing choice, bundling allows companies to include negative provisions along with positive or neutral changes. When reviewing new or revised articles, ISS classifies each change according to its potential impact on shareholder value and then weighs the package as a whole. The presence of one strongly negative change may warrant a recommendation against the resolution. In assigning these classifications, ISS focuses not on the nature of the article being amended, but rather on whether the proposed change improves or worsens the existing provision. The final criterion on which ISS bases its decision is whether failure to pass a resolution would cause an immediate loss of shareholder value. In such cases, ISS supports even a bundled resolution that includes negative changes. ISS supports the proposed changes to articles 1, 13, 15, 23, 24, 30, and 33. These are non-contentious modifications that would not jeopardize shareholder value. Shareholders meeting guidelines would regulate the matters falling under shareholders' authority, and the board of directors' guidelines would regulate directors' duties and responsibilities consistent with Spanish law. These amendments add transparency to shareholders on the board's functions and set rules to the shareholders meetings. Remote attendance and electronic voting provisions allow increased flexibility to shareholders, especially foreign investors, who seek representation at general meetings. The board's liabilities provision will make directors liable to the company, its shareholders, and its creditors, allowing better accountability for directors' acts. Finally, the elimination of the limit on issuances of debentures is to reflect changes passed by Spanish law. However, the company will still be required to submit bond issuance proposals to shareholders for approval. Because Repsol YPF has presented these article changes as one bundled item, we recommend a vote in favor of the entire item. However, we recommend that shareholders ask the company to present article changes as separate items at future shareholder meetings.

Mgmt	6	AMENDMENT OF ARTICLES 6, 7, AND 8 OF THE REGULATIONS OF THE GENERAL SHAREHOLDER S MEETINGS TO MAKE THEM CONSISTENT WITH THE REQUIREMENTS OF LAW 26/2003 OF 17TH JULY.	For	For

This item seeks shareholder approval to amend Articles 6, 7, and 8 of the general shareholder meeting guidelines. Amendments to meeting guidelines are also designed to comply with the Transparency Law passed in July 2003. The board proposes these modifications to include provisions introduced by the aforementioned Law regarding remote attendance and electronic voting, shareholder information rights, and information requests. This is a bundled item. Bundling changes that treat different provisions of the articles into one voting item prevents shareholders from separating items of concern from routine changes. By leaving shareholders with an all-or-nothing choice, bundling allows companies to include negative provisions along with positive or neutral changes. When reviewing new or revised articles, ISS classifies each change according to its potential impact on shareholder value and then weighs the package as a whole. The presence of one strongly negative change may warrant a recommendation against the resolution. In assigning these classifications, ISS focuses not on the nature of the article being amended, but rather on whether the proposed change improves or worsens the existing provision. The final criterion on which ISS bases its decision is whether failure to pass a resolution would cause an immediate loss of shareholder value. In such cases, ISS supports even a bundled resolution that includes negative changes. ISS supports the proposed changes to the general meeting guidelines. These are positive modifications that serve to enhance shareholder value. Shareholders are entitled to timely, detailed information regarding the resolutions to be proposed at shareholder meetings, and the proposed changes would facilitate such disclosure. In accordance with our recommendation in favor of the amendments to articles, we recommend support for the amendments to these guidelines.

Mgmt	7	DELEGATION OF POWERS TO COMPLEMENT, DEVELOP, IMPLEMENT, CORRECT AND FORMALIZE RESOLUTIONS ADOPTED BY THE SHAREHOLDERS MEETING.	For	For

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	25,000
Total Shares Voted:			25,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Saks Incorporated *SKS*			Security:	79377W108
Meeting Date:		06/08/04	Record Date:	04/01/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Stanton J. Bluestone --- Withhold

We recommend a vote FOR Robert B. Carter, but WITHHOLD votes from all the other nominees. We recommend that shareholders WITHHOLD votes from Stanton J. Bluestone for standing as an affiliated outsider on the Audit Committee and for failing to remove a dead-hand, slow-hand, or similar feature in the company's poison pill and from Donald E. Hess for standing as an affiliated outsider on the Compensation Committee and for failing to remove a dead-hand, slow-hand, or similar feature in the company's poison pill. We also recommend that shareholders WITHHOLD votes from independent outsider Julius W. Erving and insiders Stephen I. Sadove and George L. Jones for failing to remove a dead-hand, slow-hand, or similar feature in the company's poison pill.

	1.2	Elect Director Robert B. Carter --- For

	1.3	Elect Director Julius W. Erving --- Withhold

	1.4	Elect Director Donald E. Hess --- Withhold

	1.5	Elect Director George L. Jones --- Withhold

	1.6	Elect Director Stephen I. Sadove --- Withhold

Mgmt	2	Ratify Auditors	For	For

Mgmt	3	Approve Omnibus Stock Plan	For	For

                                                    V. Vote Recommendation        The total cost of the company's plans of 7.35 percent is within the allowable cap for this company of 10.33 percent. Additionally, this plan expressly forbids repricing. ISS noted that the named officers of the company received approximately 32.40 percent of the total 2003 equity grants.

ShrHoldr	4	Declassify the Board of Directors	Against	For
		ISS recommends shareholders to vote FOR this shareholder proposal.
ShrHoldr	5	Provide for Cumulative Voting	Against	For

In this case, the company fails to meet all of the aforementioned corporate governance and performance criteria. Specifically, the company's board is classified, shareholders do not have the ability to call special meetings or to act by written consent with 90 days' notice and the company currently has a shareholder rights plan. Moreover, the company's fiscal stock performance trailed the industry peers for the three-year and five-year period as seen in the performance summary table. Accordingly, the proposal warrants shareholder support.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	12,500
Total Shares Voted:			12,500

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Sanderson Farms, Inc. *SAFM*			Security:	800013104
Meeting Date:		02/26/04	Record Date:	01/06/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director Robert Buck Sanderson --- Withhold

- We recommend a vote FOR the directors with the exceptions of insider Robert Buck Sanderson and affiliated outsider William R. Sanderson. We recommend that shareholders WITHHOLD votes from Robert Buck Sanderson and William R. Sanderson for failure to have a majority independent board.

	1.2	Elect Director Donald W. Zacharias --- For
	1.3	Elect Director William R. Sanderson --- Withhold
	1.4	Elect Director Gail Jones Pittman --- For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	7,000
Total Shares Voted:			7,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Saucony, Inc. *SCNYA*			Security:	804120202
Meeting Date:		05/19/04	Record Date:	03/29/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director John H. Fisher --- For
		We recommend a vote FOR the directors with the exception of independent outsider Jonathan O. Lee. We recommend that shareholders WITHHOLD votes from Jonathan O. Lee for poor attendance.
	1.2	Elect Director Charles A. Gottesman --- For
	1.3	Elect Director Jonathan O. Lee --- Withhold
	1.4	Elect Director Robert J. Lefort, Jr. --- For
	1.5	Elect Director John J. Neuhauser --- For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	11,500
Total Shares Voted:			11,500

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

SBC Communications Inc. *SBC*			Security:	78387G103
Meeting Date:		04/30/04	Record Date:	03/02/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director James E. Barnes --- For

	1.2	Elect Director James A. Henderson --- For

	1.3	Elect Director John B. McCoy --- For

	1.4	Elect Director S. Donley Ritchey --- For

	1.5	Elect Director Joyce M. Roche --- For

	1.6	Elect Director Patricia P. Upton --- For

Mgmt	2	Ratify Auditors	For	For

Mgmt	3	Amend Bylaws	For	For
		ISS commends management for submitting this proposal, which demonstrates a commitment to shareholders' interests.
ShrHoldr	4	Report on Political Contributions/Activities	Against	Against

When reviewing requests for proposals on political contributions, ISS takes into account the scope and nature of the request, the company's adherence to laws and regulations governing political contributions, and company policies and additional disclosure on such contributions. In the case of SBC Communications, we note that the company follows all state and local laws regarding contributions to political candidates or organizations. Moreover, the company's attorneys closely monitor compliance with these laws. Finally, the extensive scope of the reports requested in this proposal may not be substantially different from information currently available and could prove costly and difficult for the company to publish in a formal report. As such, it does not appear that preparing and publicizing such reports in the manner requested by the proponent would be the most effective use of shareholder funds.

ShrHoldr	5	Change Size of Board of Directors	Against	Against

Given that: (1) the company's corporate governance guidelines address the proponent's concern regarding the size of the board and (2) the company has laid out a plan to reduce the size of the board to 13 directors by 2006, we do not believe this item warrants shareholder support.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	5,000
Total Shares Voted:			5,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Shell Transport And Trading Company Plc (The)			Security:	822703609
Meeting Date:		06/28/04	Record Date:	05/20/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

		Meeting for Holders of ADRs
Mgmt	1	THAT THE REPORT OF THE DIRECTORS AND THE ACCOUNTS OF THE COMPANY FOR THE YEAR ENDED DECEMBER 31, 2003 BE ADOPTED.	For	For
Mgmt	2	THAT THE REMUNERATION REPORT FOR THE YEAR ENDED DECEMBER 31, 2003 SET OUT IN THE ANNUAL REPORT AND ACCOUNTS 2003 AND SUMMARISED IN THE SUMMARY ANNUAL REPORT AND ACCOUNTS 2003 BE APPROVED.	For	For
Mgmt	3	THAT MALCOLM BRINDED BE ELECTED AS A DIRECTOR.	For	For
Mgmt	4	THAT DR EILEEN BUTTLE BE RE-ELECTED AS A DIRECTOR.	For	For
Mgmt	5	THAT LUIS GIUSTI BE RE-ELECTED AS A DIRECTOR.	For	For
Mgmt	6	THAT MARY (NINA) HENDERSON BE RE-ELECTED AS A DIRECTOR.	For	For
Mgmt	7	THAT LORD OXBURGH BE RE-ELECTED AS A DIRECTOR.	For	For
Mgmt	8	Ratify Auditors	For	For
Mgmt	9	THAT THE BOARD BE AUTHORISED TO SETTLE THE REMUNERATION OF THE AUDITORS FOR 2004.	For	For
Mgmt	10	THAT THE COMPANY BE AUTHORISED TO MAKE MARKET PURCHASES (AS DEFINED IN SECTION 163 OF THE COMPANIES ACT 1985) OF UP TO 483,000,000 ORDINARY SHARES OF 25P PER SHARE IN THE CAPITAL OF THE COMPANY.	For	For

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	12,000
Total Shares Voted:			12,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

SJW Corp. *SJW*			Security:	784305104
Meeting Date:		04/29/04	Record Date:	03/19/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Establish Range For Board Size	For	For

Mgmt	2	Elect Directors	For	For
	2.1	Elect Director M.L. Cali --- For

	2.2	Elect Director J.P. Dinapoli --- For

	2.3	Elect Director D. Gibson --- For

	2.4	Elect Director D.R. King --- For

	2.5	Elect Director G.E. Moss --- For

	2.6	Elect Director W.R. Roth --- For

	2.7	Elect Director C.J. Toeniskoetter --- For

	2.8	Elect Director F.R. Ulrich --- For

Mgmt	3	Ratify Auditors	For	For

Mgmt	4	Other Business	For	Against
		As we cannot know the content of these issues, we do not recommend that shareholders approve this request.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	6,000
Total Shares Voted:			6,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Superior Uniform Group, Inc. *SGC*			Security:	868358102
Meeting Date:		05/07/04	Record Date:	03/17/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	5,000
Total Shares Voted:			5,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

TDC A/S (Formerly Tele Danmark)			Security:	87236N102
Meeting Date:		03/29/04	Record Date:	02/19/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

		Meeting for Holders of ADRs
Mgmt	1	PRESENTATION OF THE ANNUAL REPORT FOR ADOPTION.	For	For
Mgmt	2	A RESOLUTION TO DISCHARGE THE EXECUTIVE COMMITTEE AND THE BOARD FROM THEIR OBLIGATIONS IN RESPECT OF THE ANNUAL REPORT.	For	For
Mgmt	3	A RESOLUTION REGARDING APPROPRIATION OF PROFIT ACCORDING TO ANNUAL REPORT AS ADOPTED.	For	For
Mgmt	4
ELECTION OF MEMBERS OF THE BOARD OF DIRECTORS, INCLUDING THE CHAIRMAN AND THE VICE-CHAIRMAN, AND, IF DESIRED, ELECTION OF ALTERNATES FOR THE MEMBERS OF THE BOARD OF DIRECTORS, CF. ARTICLE 14 OF THE ARTICLES OF ASSOCIATION.
			For	For
Mgmt	5	ELECTION OF TWO AUDITORS.	For	For
Mgmt	6
THE BOARD PROPOSES THE FOLLOWING AMENDMENT TO THE ARTICLES OF ASSOCIATION: ARTICLE 4A: THE EXPIRY DATE OF THE AUTHORIZATION TO THE BOARD OF DIRECTORS TO INCREASE THE SHARE CAPITAL BY UP TO DKK 108,229,770 IS EXTENDED TO MARCH 28, 2009.
			For	For

This item requests that shareholders authorize the board to extend an authorization to create a pool of conditional capital of DKK 108.2 million ($18.2 million). The board would hold the authority to issue shares from this pool until March 28, 2009. Under this authority the board will issue ordinary shares without preemptive rights. This proposed increase represents 10 percent of share capital.        This is a general capital request; that is, the company is seeking the authority to issue shares for no specific purpose. Companies in Denmark do not have authorized but unissued capital that they may issue as needed like their counterparts in other countries. They must create specific pools of capital with a limited life for general use, which they may call upon during the life of the pool. Therefore, companies routinely request the creation of pools of capital for no specific use, usually with preemptive rights. We treat these increases as general capital increases.

Mgmt	7
THE BOARD PROPOSES THAT THE ANNUAL GENERAL MEETING AUTHORIZES THE BOARD OF DIRECTORS - UNTIL THE NEXT ANNUAL GENERAL MEETING - TO ALLOW THE COMPANY TO ACQUIRE OWN SHARES AT A NOMINAL VALUE OF UP TO 10 PERCENT OF THE SHARE CAPITAL OF THE COMPANY, CF. SECT
			For	For

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	4,000
Total Shares Voted:			4,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

The Coca-Cola Company *KO*			Security:	191216100
Meeting Date:		04/21/04	Record Date:	02/23/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For
ShrHoldr	3	Report on Operational Impact of HIV/AIDS Pandemic	For	For
ShrHoldr	4	Report on Stock Option Distribution by Race and Gender	Against	Against
ShrHoldr	5	Prohibit Awards to Executives	Against	Against
ShrHoldr	6	Submit Executive Compensation to Vote	Against	For
ShrHoldr	7	Submit Executive Compensation to Vote	Against	Against
ShrHoldr	8	Implement China Principles	Against	Against
ShrHoldr	9	Separate Chairman and CEO Positions	Against	For

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	4,000
Total Shares Voted:			4,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

The Liberty Corp. *LC*			Security:	530370105
Meeting Date:		05/04/04	Record Date:	03/15/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Edward E. Crutchfield --- For

	1.2	Elect Director John R. Farmer --- For

	1.3	Elect Director William O. McCoy --- For

Mgmt	2	Ratify Auditors	For	For

ShrHoldr	3	Submit Shareholder Rights Plan (Poison Pill) to Shareholder Vote	Against	For

In this case, the company's rights plan was not approved by shareholders nor does it embody the above features that ISS recommends. We therefore agree with the proponent that the current pill should be redeemed or be put to a shareholder vote.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	15,000
Total Shares Voted:			15,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

TSAKOS ENERGY NAVIGATION LTD.(formerly MIF Limited) *TNP*			Security:	G9108L108
Meeting Date:		06/07/04	Record Date:	04/23/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

		Meeting for Holders of ADRs
Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Mr. D.J. Stavropoulos --- For

	1.2	Elect Director Mr. P. Nicholson --- For

	1.3	Elect Director Mr. W. O'Neil --- For

	1.4	Elect Director Mr. F. Nusspickel --- For

Mgmt	2	APPROVAL OF THE FINANCIAL STATEMENTS OF THE YEAR ENDED DECEMBER 31, 2003, TOGETHER WITH THE AUDITORS REPORT.	For	For

Mgmt	3	Ratify Auditors	For	For

Mgmt	4	AUTHORIZATION OF THE REMUNERATION OF DIRECTORS.	For	For

As the amount of the increase and the overall level of remuneration are in line with what other companies are offering in order to attract and retain independent non-executive directors, there is no reason to oppose this request.

Mgmt	5	ADOPTION OF A NEW INCENTIVE PLAN.	For	For
		V. Vote Recommendation The total cost of the company's plans of 2.43 percent is within the allowable cap for this company of 19.74 percent.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	15,000
Total Shares Voted:			15,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Union Pacific Corp. *UNP*			Security:	907818108
Meeting Date:		04/16/04	Record Date:	02/06/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director P.F. Anschutz --- For
		We recommend a vote FOR the directors.
	1.2	Elect Director R.K. Davidson --- For

	1.3	Elect Director T.J. Donohue --- For

	1.4	Elect Director A.W. Dunham --- For

	1.5	Elect Director S.F. Eccles --- For

	1.6	Elect Director I.J. Evans --- For

	1.7	Elect Director J.R. Hope --- For

	1.8	Elect Director M.W. Mcconnell --- For

	1.9	Elect Director S.R. Rogel --- For

	1.10	Elect Director E. Zedillo --- For

Mgmt	2	Approve Omnibus Stock Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 7.73 percent is within the allowable cap for this company of 8.60 percent. Additionally, this plan expressly forbids repricing.
Mgmt	3	Ratify Auditors	For	For

ShrHoldr	4	Limit Executive Compensation	Against	Against

While we do like some of the elements of the restricted stock proposal, such as granting restricted stock based on achievement of performance criteria and disclosure of actual hurdle rates for the performance criteria, given the fact that the proponent asks for a complete substitution of options with restricted stock, we believe the proposal is unduly restrictive.

ShrHoldr	5	Report on Political Contributions/Activities	Against	Against

When reviewing requests for proposals on political contributions, ISS takes into account the scope and nature of the request, the company's adherence to laws and regulations governing political contributions, and company policies and additional disclosure on such contributions. In the case of Union Pacific, we note that the company follows all state and local laws regarding contributions to political candidates or organizations. Additionally, interested parties can request information on the company's political contributions and donations through the company's Governmental Affairs Department. Finally, the extensive scope of the reports requested in this proposal may not be substantially different from information currently available and could prove costly and difficult for the company to publish in a formal report. As such, it does not appear that preparing and publicizing such reports in the manner requested by the proponent would be the most effective use of shareholder funds.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	8,500
Total Shares Voted:			8,500

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Vornado Realty Trust *VNO*			Security:	929042109
Meeting Date:		05/27/04	Record Date:	04/16/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
Mgmt	2	Ratify Auditors	For	For

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	3,000
Total Shares Voted:			3,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Wachovia Corp. *WB*			Security:	929903102
Meeting Date:		04/20/04	Record Date:	02/18/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director James S. Balloun --- For

	1.2	Elect Director John T. Casteen, III --- For

	1.3	Elect Director Joseph Neubauer --- For

	1.4	Elect Director Lanty L. Smith --- For

	1.5	Elect Director Dona Davis Young --- For

Mgmt	2	Ratify Auditors	For	For

ShrHoldr	3	Require Two Candidates for Each Board Seat	Against	Against

The process of finding qualified available candidates is difficult and costly. Under this proposal, the board would be required to identify twice as many candidates as is currently necessary. Those candidates would then be asked to compete for the position on the basis of the statements they submit for publication in the proxy materials. Many well-qualified candidates may refuse to submit to such a process. This proposal could also lead to a high rate of turnover among board members, denying the company continuity of strategic management. The nominating body could well have considerable difficulty devising a slate of candidates that would ensure a balance of skills and experience on the board. Directors are fiduciaries who must act in the best interest of all shareholders. The politicization of the board election process does not assure more responsible representation of shareholder interests, and it may lead to unwarranted cost and influence of special interests. As such, we do not believe that this proposal merits shareholder approval.

ShrHoldr	4	Report on Political Contributions/Activities	Against	Against

When reviewing requests for proposals on political contributions, ISS takes into account the scope and nature of the request, the company's adherence to laws and regulations governing political contributions, and company policies and additional disclosure on such contributions. In the case of Wachovia, we note that the company follows all state and local laws regarding contributions to political candidates or organizations. Additionally, the scope of the disclosure requested in this proposal may not be substantially different from information currently available, and could prove costly and difficult for the company to publish in a formal report. As such, it does not appear that preparing and publicizing such reports in the manner requested by the proponent would be the most effective use of shareholder funds.

ShrHoldr	5	Separate Chairman and CEO Positions	Against	Against
		We believe that the company's governance structure provides a satisfactory balance to a unified chairman and CEO position. As such, we do not believe that this proposal merits shareholder approval.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	1,500
Total Shares Voted:			1,500

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Wal-Mart Stores, Inc. *WMT*			Security:	931142103
Meeting Date:		06/04/04	Record Date:	04/05/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director James W. Breyer --- For
		We recommend a vote FOR the directors.
	1.2	Elect Director M. Michele Burns --- For

	1.3	Elect Director Thomas M. Coughlin --- For

	1.4	Elect Director David D. Glass --- For

	1.5	Elect Director Roland A. Hernandez --- For

	1.6	Elect Director Dawn G. Lepore --- For

	1.7	Elect Director John D. Opie --- For

	1.8	Elect Director J. Paul Reason --- For

	1.9	Elect Director H. Lee Scott, Jr. --- For

	1.10	Elect Director Jack C. Shewmaker --- For

	1.11	Elect Director Jose H. Villarreal --- For

	1.12	Elect Director John T. Walton --- For

	1.13	Elect Director S. Robson Walton --- For

	1.14	Elect Director Christopher J. Williams --- For

Mgmt	2	Approve Stock Option Plan	For	For
		V. Vote Recommendation The total cost of the company's plans of 2.98 percent is within the allowable cap for this company of 5.69 percent.
Mgmt	3	Approve Stock Option Plan	For	For

Sharesave plans enable employees to become shareholders, which gives them a stake in the company's growth. However, such plans are beneficial only when they are well balanced and in the best interests of all shareholders. ISS approves of this plan because the number of shares being allowed under the plan is reasonable and the plan is broad based.

Mgmt	4	Amend Employee Stock Purchase Plan	For	For

ISS approves of this item because: (1) the number of shares being added is relatively conservative, (2) the company's matching contribution is reasonable, and (3) there is no voting power dilution associated with the plan.

Mgmt	5	Ratify Auditors	For	For

ShrHoldr	6	Separate Chairman and CEO Positions	Against	For
		Absent an offsetting governance structure, we believe that a company of this size should be able to find a qualified independent director willing to serve as chairman.
ShrHoldr	7	Prepare Sustainability Report	Against	For

ShrHoldr	8	Report on Stock Option Distribution by Race and Gender	Against	For

ShrHoldr	9	Report on Genetically Modified Organisms (GMO)	Against	Against

ShrHoldr	10	Prepare Diversity Report	Against	For
		As employment diversity issues can impact corporate reputation, we believe that such information should be made available to shareholders of the company.
ShrHoldr	11	Submit Executive Compensation to Vote	Against	For

We acknowledge the tax benefits arising from deferring executive compensation. However, paying above-market interest rates on deferred compensation is not "best practice" and results in an additional expense to shareholders. According to an Executive Benefits Survey (2003 Results) published by Clark Consulting, only seven percent of the 227 participating companies provided a bonus rate above their base earnings rate. In addition, the increment formula for long term participating in the plan is unique and quite generous. We believe shareholders may benefit from having the opportunity to make their own evaluation of the deferred compensation packages, especially when such plans contain unique features beyond best practice.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	6,000
Total Shares Voted:			6,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Washington Mutual, Inc *WM*			Security:	939322103
Meeting Date:		04/20/04	Record Date:	02/27/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Anne V. Farrell --- For

	1.2	Elect Director Stephen E. Frank --- For

	1.3	Elect Director Margaret Osmer Mcquade --- For

	1.4	Elect Director William D. Schulte --- For

Mgmt	2	Ratify Auditors	For	For

ShrHoldr	3	Limit Executive Compensation	Against	Against

ISS notes that the company had both positive one- and three-year total shareholder return, and that the total direct compensation to the company's CEO decreased 28.41 percent from fiscal 2002. Further, we feel that the proposed compensation program is too restrictive and could make it difficult for the company to attract and retain quality executives in the competitive marketplace.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	8,000
Total Shares Voted:			8,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Waste Management, Inc. *WMI*			Security:	94106L109
Meeting Date:		05/14/04	Record Date:	03/19/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	For
	1.1	Elect Director Pastora San Juan Cafferty --- For

	1.2	Elect Director Frank M. Clark, Jr. --- For

	1.3	Elect Director Robert S. Miller --- For

	1.4	Elect Director A. Maurice Myers --- For

	1.5	Elect Director John C. Pope --- For

	1.6	Elect Director W. Robert Reum --- For

	1.7	Elect Director Steven G. Rothmeier --- For

	1.8	Elect Director David P. Steiner --- For

	1.9	Elect Director Carl W. Vogt --- For

Mgmt	2	Ratify Auditors	For	For

Mgmt	3	Approve Omnibus Stock Plan	For	For
V. Vote Recommendation The total cost of the company's plans of 7.65 percent is within the allowable cap for this company of 8.95 percent. Additionally, this plan expressly forbids repricing.
Mgmt	4	Approve Executive Incentive Bonus Plan	For	For

ISS recognizes that cash bonus plans such as this one can be an important part of an executive's overall pay package, along with stock-based plans tied to long-term total shareholder returns. Over the long term, stock prices are an excellent indicator of management performance. However, other factors, such as economic conditions and investor reaction to the stock market in general, and certain industries in particular, can greatly impact the company's stock price. As a result, a cash bonus plan can effectively reward individual performance and the achievement of business unit objectives that are independent of short-term market share price fluctuations. The performance measure included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	18,000
Total Shares Voted:			18,000

Vote Summary Report
Jul 01, 2003 - Jun 30, 2004

Alpine Dynamic Dividend Fund

Wells Fargo & Company *WFC*			Security:	949746101
Meeting Date:		04/27/04	Record Date:	03/09/04

			Mtg	Vote
Prpnent	Ballot Issues		Rec	Cast

Mgmt	1	Elect Directors	For	Split
	1.1	Elect Director J.A. Blanchard III --- For

We recommend a vote FOR the directors with the exceptions of affiliated outsiders Michael W. Wright, Judith M. Runstad, and Donald B. Rice. We recommend that shareholders WITHHOLD votes from Judith M. Runstad for standing as an affiliated outsider on the Audit Committee, Michael W. Wright and Donald B. Rice for standing as affiliated outsiders on the Human Resources and Governance & Nominating committees.

	1.2	Elect Director Susan E. Engel --- For

	1.3	Elect Director Enrique Hernandez, Jr. --- For

	1.4	Elect Director Robert L. Joss --- For

	1.5	Elect Director Reatha Clark King --- For

	1.6	Elect Director Richard M. Kovacevich --- For

	1.7	Elect Director Richard D. McCormick --- For

	1.8	Elect Director Cynthia H. Milligan --- For

	1.9	Elect Director Philip J. Quigley --- For

	1.10	Elect Director Donald B. Rice --- Withhold

	1.11	Elect Director Judith M. Runstad --- Withhold

	1.12	Elect Director Stephen W. Sanger --- For

	1.13	Elect Director Susan G. Swenson --- For

	1.14	Elect Director Michael W. Wright --- Withhold

Mgmt	2	Approve Retirement Plan	For	For

This proposal would allow employees receive a reasonable matching contribution in stock on compensation that would have not been eligible for a match under the regular 401(k) because of Code limitations or deferrals. Furthermore, the dilution arising from stock issuance under this plan is minimal. As such, we recommend a vote for this benefit plan.

Mgmt	3	Ratify Auditors	For	For

ShrHoldr	4	Expense Stock Options	Against	For

However, given the fact that stock options have become an integral component of compensation, their value cannot be ignored and treated as "no-cost" compensation. We believe that stock options should be expensed along with other forms of compensation. Given that (1) many companies use stock options as a significant component of overall compensation, (2) the exercise of options result in a transfer of shareholder value, and (3) the contingent cost of options reduces earnings, we believe that options should be expensed along with other forms of compensation to better reflect the company's true earnings and provide additional discipline against overuse. Moreover, this proposal received majority support at last year's meeting.

ShrHoldr	5	Limit Executive Compensation	Against	Against

While we do like some of the elements of the restricted stock proposal, such as granting restricted stock based on achievement of performance criteria and disclosure of actual hurdle rates for the performance criteria, we believe the proposal is restrictive given the fact that the proponent asks for a complete substitution of options with restricted stock.

ShrHoldr	6	Link Executive Compensation to Social Issues	Against	Against

In view of the company's controversies regarding predatory lending practices, we believe that this shareholder proposal warrants careful consideration, but should be considered alongside the company's current policies regarding the issue. Based on the company's disclosure of policies to address concerns of predatory lending, the independence of the compensation committee, and the absence of controversy surrounding current executive compensation we do not believe that this review and a subsequent report are necessary at this time.

ShrHoldr	7	Report on Political Contributions/Activities	Against	Against

When reviewing requests for proposals on political contributions, ISS takes into account the scope and nature of the request, the company's adherence to laws and regulations governing political contributions, and company policies and additional disclosure on such contributions. In the case of Wells Fargo, we note that the company complies with federal, state, and local laws regarding contributions to political candidates or organizations. Additionally, the company has instituted and published a policy that does not authorize corporate contributions to political candidates or related entities. While ISS notes that the company amended its reply to this proposal based on information received after the distribution of the proxy statement showing corporate campaign contributions from a subsidiary of the company, we believe that the updated policy for 2004 as stated on the company website clearly and publicly addresses the issue. Finally, the extensive scope of the reports requested in this proposal may not be substantially different from information currently available and could prove costly and difficult for the company to publish in a formal report. As such, it does not appear that preparing and publicizing such reports in the manner requested by the proponent would be the most effective use of shareholder funds.

		Account Name	Shares Voted
		Alpine Dynamic Dividend Fund	1,000
Total Shares Voted:			1,000

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE SERIES TRUST

By (Signature and Title)* /s/ Sheldon R. Flamm, Treasurer

Date 8/24/04

* Print the name and title of each signing officer under his or her signature.